UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2018

Semi-Annual Reports of Investment Options Offered by Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

320 PARK AVENUE

NEW YORK NY 10022-6839

August 2018

As a valued variable annuity owner, variable life insurance policyholder or participant in a group variable annuity, we are pleased to provide you with the semi-annual fund reports for the investment options you have selected. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investments options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio’s performance as of June 30, 2018. Please note that portfolio performance does not take into account the fees charged by the annuity contract or life insurance policy. When viewed net of these contract fees, your performance will be lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for more than 70 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders. Today, as in the past, Mutual of America remains financially strong and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.*

Since 1945, Mutual of America has remained committed to offering plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you will find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*

While these ratings do not apply to the safety or investment performance of the Separate Account investment funds available under Mutual of America’s products, they do reflect the Company’s ability to fulfill its General Account obligations, which include its obligations under the Interest Accumulation Account, annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments. Third party ratings are subject to change.

JUNE 30, 2018

Semi-Annual Reports of Mutual of America Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2018.

During the first half of 2018, most equity markets around the world posted flat or negative returns, with a few isolated and unique exceptions representing a tiny percentage of overall global market capitalization. Most U.S. equity markets, on the other hand, generated positive returns. The total return for the S&P 500® Index (S&P 500) for the period was 2.65%, while price returns for the NASDAQ and both S&P 500 and Russell growth indices topped 10%. Value indices however came in slightly negative. The key driver of positive U.S. results was the performance of Technology and Consumer Discretionary stocks. The NASDAQ is heavily weighted to Technology stocks, while the Technology and Consumer Discretionary sectors of the S&P 500 each advanced 12% for the period. The only other S&P 500 sector to outperform the overall index was Energy, up 5% for the period. Value indices have relatively small exposure to Technology stocks. In other words, even the generally positive performance of U.S. stock indices was based on a narrow set of stocks.

It is important to remember that the S&P 500 did advance almost 40% from the beginning of 2016 until peaking January 26th this year in an almost uninterrupted, low volatility advance. In fact, the index was up 7% during the first three weeks of the year before correcting 10% over the following two weeks. From that point on, the index has moved sideways within an increasingly narrow range. While earnings expectations increased dramatically following the passage of the Tax Cuts and Job Act at the end of 2017, price/earnings ratios have declined in response to rising uncertainties regarding the impact of rising interest rates, rising inflation, a strong U.S. dollar, slowing or stagnating growth outside the U.S., and the imposition of tariffs on imported goods, despite the fact that the U.S. economy is actually accelerating. While first quarter GDP registered a lackluster 2.0%, that was largely expected because data on personal expenditures released prior to the first quarter 2018 GDP report indicated anemic consumer spending, especially for autos because of the comparison with very strong auto sales in the fourth quarter of 2017 in response to replacement demand following third quarter hurricanes. However, second quarter GDP growth came in at a very strong 4.1% due to strong consumer and investment spending fueled by tax cuts enacted at the end of 2017. The market’s behavior during the first six months of 2018 can be viewed as a tug-of-war between a very strong U.S. economy and corporate earnings and questions about how the array of current uncertainties will impact the domestic and global economies in the future.

The U.S. Treasury bond market has been a mirror image of the U.S. equity market. The price of the 10-Year Treasury Note fell very rapidly during the first two months of the year but has traded sideways for most of the rest of the first half. When bond prices fall, yields (interest rates) rise. In this case, the yield on the 10-Year Note rose from 2.4% to 2.9% during the beginning of the year, fell to slightly less than 2.8% over the following two months, popped to over 3% over the next month and a half, and then fell back to the 2.8% range. Just like equities, U.S. Treasury note prices initially fell dramatically and then stabilized in a narrow range over the remainder of the period. In this case, the driver of performance was the realization of the accelerating economy and the Federal Reserve’s unexpected increased commitment to keep raising short term rates in response.

In contrast, corporate bond yield spreads, both investment grade and high yield, remained very tight throughout the period, only just recently widening a bit. Investors in corporate bonds remained focused on the strength and anticipated durability of the economic expansion and the health of corporate cash flows and balance sheets. The difference in viewpoints between the corporate bond market on the one hand and the Treasury and equities markets on the other can be interpreted as a reflection of the uncertainties facing all investors. No one is quite sure how these various factors will affect future economic and profit growth. A unified consensus has as yet not been formed. Markets are on hold awaiting greater clarity. Such episodes are not unusual when the future becomes cloudy. However, when the sky begins to clear, markets move. The question at this point is in which direction. Will the bull market in stocks resume its advance or will it endure a correction or even a bear market?

The answer depends on how sustainable the economic expansion is. It is already 108 months old, approaching the record of 120 months set during the 1991-2001 expansion. But age is not necessarily a determining factor in how long an expansion can be sustained. In the case of this expansion, the more important factors include answers to the following questions:

1. Will the Federal Reserve raise short term interest rates too much or too quickly and precipitate a recession or can it be nimble enough to contain inflation and help moderate tightness in labor markets?

2. Will the program to aggressively raise tariffs upset global growth to the extent it plunges the U.S. and the global economy into recession, or will the plan be moderated before too much damage is done?

3. Will the economies of Europe and China slide into recession thereby dragging the U.S. economy with them or can policy responses enable the maintenance of growth.

This is not an exhaustive list of potential outcomes. Nor can the various interactions between and among these scenarios be ignored, even though at this point they cannot be clearly discerned. We continue to be cautiously and conservatively optimistic, but must admit that the risks that the expansion is approaching an end have risen.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2018

Equity Index Fund	+2.55%
All America Fund	+1.99%
Small Cap Value Fund	+1.25%
Small Cap Growth Fund	+3.52%
Mid Cap Value Fund	-0.09%
Mid-Cap Equity Index Fund	+3.38%
International Fund	-2.74%
Composite Fund	+0.58%
Retirement Income Fund	+0.04%
2010 Retirement Fund	+0.17%
2015 Retirement Fund	+0.40%
2020 Retirement Fund	+0.59%
2025 Retirement Fund	+0.90%
2030 Retirement Fund	+1.19%
2035 Retirement Fund	+1.44%
2040 Retirement Fund	+1.45%
2045 Retirement Fund	+1.51%
2050 Retirement Fund	+1.50%
2055 Retirement Fund	+1.45%
Conservative Allocation Fund	-0.09%
Moderate Allocation Fund	+0.61%
Aggressive Allocation Fund	+1.09%
Money Market Fund	+0.71%
Mid-Term Bond Fund	-0.88%
Bond Fund	-1.54%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2018, compared with its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2018, was 2.62% before expenses and 2.55% after expenses, finishing below the benchmark return of 2.65%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2018, the S&P 500 of large capitalization stocks increased by 2.65% on a total return basis, while the Russell® Midcap Core Index was up 2.35% and the Russell Midcap® Value Index was down -0.16%. The Russell 2000® Growth Index advanced 9.70% and the Russell 2000® Value Index was up 5.44%.

The All America Fund’s return for the six months ended June 30, 2018, before expenses was 2.25% and 1.99% after expenses versus the benchmark return of 2.65% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the mid and small capitalization segments of the fund as compared to the large capitalization benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2018, the Small Cap Value Fund returned 1.66% before expenses and 1.25% after expenses versus a 5.44% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Technology while the worst performing sectors were Consumer Staples and Basic Materials.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Finance and Energy, while sectors detracting from Fund performance included Retail and Industrials.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 3.93% before expenses and 3.52% after expenses during the six months ended June 30, 2018. The Fund’s benchmark, the Russell 2000® Growth Index, returned 9.70% for the comparable six-month period.

Small cap growth category performance led all size and style segments domestically. Many investors believe small company fundamentals will do better than large multi-nationals because they predominately operate within the U.S. given the uncertainty surrounding the outlook for the international economy, a stronger U.S. dollar and trade tensions.

During the first half of 2018, very high earnings growth companies and non-earnings companies dominated small cap equity returns. Valuation discipline did not seem to matter during this period. Given our concern for stock valuation, we underperformed through the first six-months of the year.

From a sector perspective, Technology and Health Care contributed almost 90% of the Russell 2000® Growth Index’s return. We outperformed in Technology but lagged in Health Care.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2018, the Mid Cap Value Fund returned 0.23% before expenses and -0.09% after expenses versus a -0.16% return for the Russell Midcap® Value Index. Within the benchmark, the best performing sectors were Technology and Energy while the worst performing sectors were Industrials and Consumer Staples.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Health Care and Industrials, while sectors detracting from Fund performance included Retail and Technology.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2018, was 3.45% before expenses and 3.38% after expenses, finishing below the 3.49% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the six months ended June 30, 2018, the International Fund returned -2.68% before expenses and -2.74% after expenses, finishing just ahead of the -2.75% return of the benchmark. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

COMPOSITE FUND

The Composite Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

The primary investment objective of the fixed income portion of the fund is to provide a high level of current income, consistent with capital preservation, while minimizing volatility. It does this by investing primarily in investment grade publicly traded debt securities. The securities held include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

For the six months ended June 30, 2018, the fixed income portion of the Fund had a total return of -1.32% before expenses. This compares favorably to the Bloomberg Barclays Aggregate Bond Index (the Aggregate), which returned -1.62%. The fixed income portion of the Fund focused on income and capital preservation.

The fixed income market posted negative returns during the first half of 2018. While asset-backed securities, the best performing investment grade asset class, generated a 0.03% return, most sectors were in the red. Investment grade corporate bonds had the weakest showing, returning -3.27% for the period. Bonds with maturities of one to three years offered 0.08% while longer-dated bonds, those set to mature in more than ten years, returned -4.95%.

The interest rate curve flattened as yields on short-dated U.S. Treasuries rose more than those of long-dated U.S. Treasuries. Two-year U.S. Treasury Notes yielded 1.88% at the end of the 4th quarter of last year and 2.53% on June 30. Anticipated increases of the Federal Reserve (Fed) Funds rate and a larger issuance by the U.S. Treasury of short-dated bills and bonds helped drive rates higher in the front end. Moves further out on the curve were more modest. Ten year yields rose 45 basis points or 0.45% to 2.86% during the first half of the year.

The Federal Reserve installed a new Chairman in February when Jay Powell replaced the outgoing chair, Janet Yellen. No newcomer to the Fed, Powell has served as a member of the Board of Governors since 2012. During his confirmation hearings before the Senate, Powell affirmed his expectation that the Fed would stay the course and continue to raise the Fed Funds target rate. So far, he has followed through on his plan. The Board of Governors has raised the Fed Funds target range twice in 2018, once in March and again in June. The range currently stands at 1.75% to 2.00%. At the June meeting, the Fed governors upgraded their forecast to four total increases in 2018, as unemployment falls and inflation overshoots their target faster than previously projected. The so-called “dot plot,” the individual governors’ projections of the Fed Funds path, released following the meeting showed eight Fed policy makers expected four or more quarter-point rate increases for the full year, up from seven in March.

Notwithstanding a strong start to the year that saw investment grade spreads collapse to pre-crisis tights in early February, high-grade corporate bond spreads widened in general for the first six months of the year, tracing a path from 96 basis points at the end of 2017 to 126 on June 30. Concerns about a flattening yield curve which can exert downward pressure on bank profitability, fewer foreign buyers of U.S. corporates in the face of the strengthening dollar and less demand for short dated corporates from companies freed to repatriate cash under the new tax law all contributed to the widening. In a reversal of the theme of the last two years, lower-rated credit underperformed higher-rated. For the six months ending on June 30, AAA-rated corporate spreads widened 15 basis points, while BBB-rated bond spreads widened 32. In general, financial spreads widened the most and utility bond spreads the least.

The primary objective of the equity portion of the Composite Fund is to provide exposure to a diversified portfolio of primarily large capitalization, domestic equity securities that have the potential to outperform their peer group over the medium to long term. The portfolio has a focus on dividend income, and aims to continually earn a dividend yield that is higher than that of its benchmark without taking significant over or under weights in any sector.

For the six months ended June 30, 2018, the equity portion of the Fund had a total return of 1.93% (before expenses), underperforming the S&P 500® Index (S&P 500) which gained 2.65%. The underperformance of the Fund was due to less favorable stock selection in the Retail and Technology sectors.

The Fund’s aggregate performance for the six months ended June 30, 2018, was 0.83% before expenses and 0.58% after expenses, versus a 0.94% return in the weighted benchmark.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund’s current target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 30% in the Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the Retirement Income Fund is compared to the Bloomberg Barclays Aggregate Bond Index (60% weighting), the Citigroup 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2018, the Fund returned 0.08% before expenses and 0.04% after expenses, versus a -0.19% return in the weighted benchmark.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 70% of net assets in fixed-income funds (approximately 30% in the Bond Fund, 30% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 30% of net assets in equity funds (20% in the Equity Index Fund, 7% in the Mid-Cap Equity Index Fund and 3% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2010 Retirement Fund is compared to the Bloomberg Barclays Aggregate Bond Index (60% weighting), the Citigroup 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (30% weighting). For the six months ended June 30, 2018, the Fund returned 0.19% before expenses and 0.17% after expenses, versus a -0.10% return in the weighted benchmark.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 60% of net assets in fixed-income funds (30% in the Bond Fund, 25% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 40% of net assets in equity funds (approximately 25% in the Equity Index Fund, 8% in the Mid-Cap Equity Index Fund, 5% in the International Fund and 1% each in the Small Cap Growth and Small Cap Value Funds) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2015 Retirement Fund is compared to the Bloomberg Barclays Aggregate Bond Index (55% weighting), the Citigroup 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (40% weighting). For the six months ended June 30, 2018, the Fund returned 0.44% before expenses and 0.40% after expenses, versus a 0.20% return in the weighted benchmark.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 50% of net assets in equity funds (approximately 28% in the Equity Index Fund, 10% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 50% of net assets in fixed-income funds (28% in the Bond Fund and 22% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (50% weighting) and the Bloomberg Barclays Aggregate Bond Index (50% weighting). For the six months ended June 30, 2018, the Fund returned 0.62% before expenses and 0.59% after expenses, versus a 0.51% return in the weighted benchmark.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 61% of net assets in equity funds (approximately 31% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 39% of net assets in fixed-income funds (25% in the Bond Fund and 14% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (61% weighting) and the Bloomberg Barclays Aggregate Bond Index (39% weighting). For the six months ended June 30, 2018, the Fund returned 0.93% before expenses and 0.90% after expenses, versus a 0.98% return in the weighted benchmark.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 72% of net assets in equity funds (approximately 33% in the Equity Index Fund, 17% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 28% of net assets in fixed-income funds (22% in the Bond Fund and 6% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (72% weighting) and the Bloomberg Barclays Aggregate Bond Index (28% weighting). For the six months ended June 30, 2018, the Fund returned 1.22% before expenses and 1.19% after expenses, versus a 1.45% return in the weighted benchmark.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 81% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 19% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (81% weighting) and the Bloomberg Barclays Aggregate Bond Index (19% weighting). For the six months ended June 30, 2018, the Fund returned 1.47% before expenses and 1.44% after expenses, versus a 1.83% return in the weighted benchmark.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 85% of net assets in equity funds (approximately 35% in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 16% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 15% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (85% weighting) and the Bloomberg Barclays Aggregate Bond Index (15% weighting). For the six months ended June 30, 2018, the Fund returned 1.48% before expenses and 1.45% after expenses, versus a 2.01% return in the weighted benchmark.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 87% of net assets in equity funds (approximately 34% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 16% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 13% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (87% weighting) and the Bloomberg Barclays Aggregate Bond Index (13% weighting). For the six months ended June 30, 2018, the Fund returned 1.54% before expenses and 1.51% after expenses, versus a 2.09% return in the weighted benchmark.

2050 RETIREMENT FUND

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 89% of net assets in equity funds (approximately 32% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 18% in the International Fund and 9% each in the Small Cap Growth and Small Cap Value Funds) and approximately 11% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Bloomberg Barclays Aggregate Bond Index (11% weighting). For the six months ended June 30, 2018, the Fund returned 1.53% before expenses and 1.50% after expenses, versus a 2.18% return in the weighted benchmark.

2055 RETIREMENT FUND

The objective of the 2055 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 91% of net assets in equity funds (approximately 31% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 18% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 9% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2018).

Performance for the 2055 Retirement Fund is compared to the S&P 500® Index (91% weighting) and the Bloomberg Barclays Aggregate Bond Index (9% weighting). For the six months ended June 30, 2018, the Fund returned 1.47% before expenses and 1.45% after expenses, versus a 2.26% return in the weighted benchmark.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in the equity funds of the Investment Company. The Conservative Allocation Fund’s target allocation is approximately 65% of net assets in fixed-income funds (approximately 30% in the Bond Fund and 35% in the Mid-Term Bond Fund) and approximately 35% of net assets in equity funds (approximately 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the Conservative Allocation Fund is compared to the Bloomberg Barclays Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the six months ended June 30, 2018, the Conservative Allocation Fund returned -0.08% before expenses and -0.09% after expenses, versus a -0.13% return in the weighted benchmark.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund’s target allocation is approximately 60% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund) and approximately 40% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (60% weighting) and the Bloomberg Barclays Aggregate Bond Index (40% weighting). For the six months ended June 30, 2018, the Moderate Allocation Fund returned 0.62% before expenses and 0.61% after expenses, versus a 0.94% return for the weighted benchmark.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund’s target allocation is approximately 80% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 5% each in the Small Cap Value Fund and Small Cap Growth Funds, and 15% in the International Fund) and approximately 20% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (80% weighting) and the Bloomberg Barclays Aggregate Bond Index (20% weighting). For the six months ended June 30, 2018, the Aggressive Allocation Fund returned 1.10% before expenses and 1.09% after expenses, versus an 1.79% return for the weighted benchmark.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2018, the Money Market Fund returned 0.83% before expenses and 0.71% after expenses, compared to a 0.79% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (Fed) installed a new Chairman in February when Jay Powell replaced the outgoing chair, Janet Yellen. No newcomer to the Fed, Powell has served as a member of the Board of Governors since 2012. During his confirmation hearings before the Senate, Powell affirmed his expectation that the Fed would stay the course and continue to raise the Fed Funds target rate. So far, he has followed through on his plan. The Board of Governors has raised the Fed Funds target range twice in 2018, once in March and again in June. The range currently stands at 1.75% to 2.00%. At the June meeting, the Fed governors upgraded their forecast to four total increases in 2018, as unemployment falls and inflation overshoots their target faster than previously projected. The so-called “dot plot,” the individual governors’ projections of the Fed Funds path, released following the meeting showed eight Fed policy makers expected four or more quarter-point rate increases for the full year, up from seven in March.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2018, the fund held 25% U.S. Treasury Bills, 15% U.S. agency discount notes and the remainder in commercial paper. The average maturity was 33.7 days.

The seven-day effective yield as of August 14, 2018, was 1.80%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The portfolio continues to emphasize corporate issues, particularly BBB-rated bonds, in order to capture incremental income. The Fund will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. In addition, the Fund’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks. The objective of the Fund is to maintain a maturity profile similar to the Bloomberg Barclays Intermediate Government/Credit Bond Index.

For the six months ended June 30, 2018, the Mid-Term Bond Fund returned -0.65% before expenses and -0.88% after expenses versus a -0.97% return of the Bloomberg Barclays Intermediate Government/Credit Bond Index during the same period. The Fund’s emphasis on higher-yielding, short-dated corporate issues was a major contributor to its outperformance.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays Aggregate Bond Index (the Aggregate) with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted negative returns during the first half of 2018. While asset-backed securities, the best performing investment grade asset class, generated a 0.03% return, most sectors were in the red. Investment grade corporate bonds had the weakest showing, returning -3.27% for the period. Bonds with maturities of one to three years offered 0.08% while longer-dated bonds, those set to mature in more than ten years, returned -4.95%.

The interest rate curve flattened as yields on short-dated U.S. Treasuries rose more than those of long-dated U.S. Treasuries. Two-year U.S. Treasury Notes yielded 1.88% at the end of the 4th quarter of last year and 2.53% on June 30. Anticipated increases of the Federal Reserve (Fed) Funds rate and a larger issuance by the U.S. Treasury of short-dated bills and bonds helped drive rates higher in the front end. Moves further out on the curve were more modest. Ten year yields rose 45 basis points or 0.45% to 2.86% during the first half of the year.

The Federal Reserve installed a new Chairman in February when Jay Powell replaced the outgoing chair, Janet Yellen. No newcomer to the Fed, Powell has served as a member of the Board of Governors since 2012. During his confirmation hearings before the Senate, Powell affirmed his expectation that the Fed would stay the course and continue to raise the Fed Funds target rate. So far, he has followed through on his plan. The Board of Governors has raised the Fed Funds target range twice in 2018, once in March and again in June. The range currently stands at 1.75% to 2.00%. At the June meeting, the Fed governors upgraded their forecast to four total increases in 2018, as unemployment falls and inflation overshoots their target faster than previously projected. The so-called “dot plot,” the individual governors’ projections of the Fed Funds path, released following the meeting showed eight Fed policy makers expected four or more quarter-point rate increases for the full year, up from seven in March.

Notwithstanding a strong start to the year that saw investment grade spreads collapse to pre-crisis tights in early February, high-grade corporate bond spreads widened in general for the first six months of the year, tracing a path from 96 basis points at the end of 2017 to 126 on June 30. Concerns about a flattening yield curve which can exert downward pressure on bank profitability, fewer foreign buyers of U.S. corporates in the face of the strengthening dollar and less demand for short dated corporates from companies freed to repatriate cash under the new tax law all contributed to the widening. In a reversal of the theme of the last two years, lower-rated credit underperformed higher-rated. For the six months ending on June 30, AAA-rated corporate spreads widened 15 basis points, while BBB-rated bond spreads widened 32. In general, financial spreads widened the most and utility bond spreads the least.

For the six months ended June 30, 2018, the Bond Fund returned -1.32% before expenses and -1.54% after expenses, versus a -1.62% return of the Bloomberg Barclays Aggregate Bond Index. The Fund’s relative outperformance was driven primarily by its underweight position in long-dated securities which, as noted above, performed poorly relative to the remainder of the market.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2018 (Unaudited)

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Mid Cap Value Fund

Mid-Cap Equity Index Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2018 (Unaudited) (Continued)

International Fund

Composite Fund

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

2020 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2018 (Unaudited) (Continued)

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

2050 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2018 (Unaudited) (Continued)

2055 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Money Market Fund

Mid-Term Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2018 (Unaudited) (Continued)

Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This contractual obligation remains in effect through April 30, 2019 and will continue for succeeding 12 month periods ending April 30th unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2018 and held for the entire period ending June 30, 2018 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Investment Corporation does not charge.

Equity Index Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,025.51	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$0.65

*	Expenses are equal to the Fund’s annual expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,019.88	$2.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.56

*	Expenses are equal to the Fund’s annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,012.52	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,035.22	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$999.11	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,033.78	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$972.59	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,005.78	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,000.40	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.11

*

Expenses are equal to the Fund’s annual expense ratio of 0.42% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2010 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,001.68	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$1.86

*

Expenses are equal to the Fund’s annual expense ratio of 0.37% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2015 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,004.01	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$1.91

*

Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,005.88	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,008.98	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2030 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,011.88	$1.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2035 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,014.42	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$1.61

*

Expenses are equal to the Fund’s annual expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,014.52	$1.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,015.11	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2050 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,015.01	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2055 Retirement Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,014.52	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Conservative Allocation Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$999.11	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,006.08	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.40

*

Expenses are equal to the Fund’s annual expense ratio of 0.28% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Aggressive Allocation Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,010.90	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.40

*

Expenses are equal to the Fund’s annual expense ratio of 0.28% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$1,007.12	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.22	$1.25

*	Expenses are equal to the Fund’s annual expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Term Bond Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$991.18	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	$2.31

*	Expenses are equal to the Fund’s annual expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period* January 1, 2018 to June 30, 2018
Actual	$1,000.00	$984.61	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
Amazon.com, Inc.*	47,444	$80,645,311
Comcast Corp. Cl A	539,911	17,714,480
Disney (Walt) Co.	175,139	18,356,319
Home Depot, Inc.	135,771	26,488,922
McDonald’s Corp.	92,440	14,484,424
Netflix, Inc.*	51,188	20,036,519
NIKE, Inc. Cl B	151,130	12,042,038
Other Securities	2,795,010	160,665,511

		350,433,524

CONSUMER STAPLES (6.7%)
Altria Group, Inc.	223,056	12,667,350
Coca-Cola Co.	451,266	19,792,527
PepsiCo, Inc.	167,126	18,195,008
Philip Morris Int’l., Inc.	183,032	14,778,004
Proctor & Gamble Co.	296,306	23,129,646
Wal-Mart Stores, Inc.	170,446	14,598,700
Other Securities	1,284,518	83,170,462

		186,331,697

ENERGY (6.2%)
Chevron Corp.	225,618	28,524,884
Exxon Mobil Corp.	499,392	41,314,700
Other Securities	1,795,073	102,309,085

		172,148,669

FINANCIALS (13.6%)
Bank of America Corp.	1,108,627	31,252,195
Berkshire Hathaway, Inc. Cl B*	226,447	42,266,333
Citigroup, Inc.	299,692	20,055,389
JPMorgan Chase & Co.	400,356	41,717,095
Wells Fargo & Co.	516,180	28,617,019
Other Securities	3,170,078	211,112,434

		375,020,465

HEALTH CARE (13.8%)
Abbott Laboratories	206,395	12,588,031
AbbVie, Inc.	178,751	16,561,280
Amgen, Inc.	78,412	14,474,071
Johnson & Johnson	316,253	38,374,139
Medtronic PLC	159,470	13,652,227
Merck & Co., Inc.	316,971	19,240,140
Pfizer, Inc.	689,562	25,017,309
UnitedHealth Group, Inc.	113,239	27,782,056
Other Securities	2,091,337	214,261,149

		381,950,402

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (9.4%)
3M Co.	69,889	$13,748,564
Boeing Co.	64,587	21,669,584
General Electric Co.	1,021,775	13,906,358
Honeywell International, Inc.	88,071	12,686,628
Union Pacific Corp.	91,437	12,954,794
Other Securities	1,971,331	184,391,718

		259,357,646

INFORMATION TECHNOLOGY (25.4%)
Accenture PLC Cl A	75,799	12,399,958
Adobe Systems, Inc.*	57,905	14,117,818
Alphabet, Inc. Cl A*	35,149	39,689,899
Alphabet, Inc. Cl C*	35,743	39,876,678
Apple, Inc.	579,096	107,196,456
Cisco Systems, Inc.	553,746	23,827,690
Facebook, Inc. Cl A*	282,015	54,801,155
Intel Corp.	548,263	27,254,154
Int’l. Business Machines Corp.	100,347	14,018,476
Mastercard, Inc. Cl A	107,999	21,223,963
Microsoft Corp.	904,843	89,226,568
NVIDIA Corp.	71,376	16,908,974
Oracle Corp.	350,841	15,458,054
Texas Instruments, Inc.	115,233	12,704,438
Visa, Inc. Cl A	210,388	27,865,891
Other Securities	2,752,979	186,980,683

		703,550,855

MATERIALS (2.6%)
DowDuPont, Inc.	273,668	18,040,195
Other Securities	733,445	52,627,596

		70,667,791

REAL ESTATE (2.8%)
Other Securities	1,095,970	77,393,765

TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	850,392	27,306,087
Verizon Communications, Inc.	486,527	24,477,173
Other Securities	115,600	2,154,784

		53,938,044

UTILITIES (2.9%)
Other Securities	1,420,198	79,982,942

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,563,301,013) 98.1%		2,710,775,800

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	1.73 - 1.88	07/19/18 - 08/23/18	$39,300,000	$39,223,578

COMMERCIAL PAPER (0.4%)
New Jersey Natural Gas	A-1	1.95	07/02/18	3,000,000	2,999,675
Southern California Gas Co.†	A-1	1.90	07/02/18	7,300,000	7,299,229

					10,298,904

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $49,522,482) 1.8%					49,522,482

TOTAL INVESTMENTS (Cost: $1,612,823,495) 99.9%					2,760,298,282

OTHER NET ASSETS 0.1%					3,776,123

NET ASSETS 100.0%					$2,764,074,405

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.2%)
Amazon.com, Inc.*	3,053	$5,189,484
Comcast Corp. Cl A	34,747	1,140,049
Disney (Walt) Co.	11,272	1,181,418
Home Depot, Inc.	8,737	1,704,589
McDonald’s Corp.	5,950	932,306
Netflix, Inc.*	3,294	1,289,370
Other Securities	189,610	11,116,601

		22,553,817

CONSUMER STAPLES (3.8%)
Coca-Cola Co.	29,041	1,273,738
PepsiCo, Inc.	10,755	1,170,897
Philip Morris Int’l., Inc.	11,780	951,117
Proctor & Gamble Co.	19,069	1,488,526
Wal-Mart Stores, Inc.	10,969	939,495
Other Securities	97,026	6,168,043

		11,991,816

ENERGY (3.5%)
Chevron Corp.	14,520	1,835,764
Exxon Mobil Corp.	32,139	2,658,859
Other Securities	115,520	6,583,795

		11,078,418

FINANCIALS (7.7%)
Bank of America Corp.	71,348	2,011,300
Berkshire Hathaway, Inc. Cl B*	14,574	2,720,237
Citigroup, Inc.	19,288	1,290,753
JPMorgan Chase & Co.	25,766	2,684,817
Progressive Corp.	4,411	260,911
SVB Financial Group*	401	115,793
Wells Fargo & Co.	33,220	1,841,717
Other Securities	199,221	13,211,588

		24,137,116

HEALTH CARE (7.8%)
AbbVie, Inc.	11,504	1,065,846
Johnson & Johnson	20,352	2,469,512
Merck & Co., Inc.	20,399	1,238,219
Pfizer, Inc.	44,378	1,610,034
UnitedHealth Group, Inc.	7,288	1,788,038
Other Securities	163,185	16,408,675

		24,580,324

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.3%)
Boeing Co.	4,157	$1,394,715
L-3 Communications Corp.	596	114,623
Other Securities	208,101	15,184,105

		16,693,443

INFORMATION TECHNOLOGY (14.4%)
Alphabet, Inc. Cl A*	2,262	2,554,228
Alphabet, Inc. Cl C*	2,300	2,565,994
Apple, Inc.	37,269	6,898,860
Cisco Systems, Inc.	35,638	1,533,503
Facebook, Inc. Cl A*	18,149	3,526,713
Intel Corp.	35,284	1,753,968
Mastercard, Inc. Cl A	6,950	1,365,814
Microsoft Corp.	58,232	5,742,253
NVIDIA Corp.	4,593	1,088,082
Oracle Corp.	22,579	994,831
Visa, Inc. Cl A	13,539	1,793,241
Other Securities	199,637	15,458,417

		45,275,904

MATERIALS (1.5%)
DowDuPont, Inc.	17,613	1,161,049
Packaging Corp. of America	714	79,818
Other Securities	46,483	3,306,733

		4,547,600

REAL ESTATE (1.6%)
Duke Realty Corp.	2,701	78,410
Other Securities	67,825	4,901,560

		4,979,970

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	57,522	1,847,031
Verizon Communications, Inc.	31,312	1,575,307
Other Securities	7,439	138,663

		3,561,001

UTILITIES (1.6%)
Other Securities	91,392	5,146,968

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $101,799,728) 55.5%		174,546,377

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	1.85 - 1.88	08/23/18 - 08/30/18	$1,500,000	$1,495,450

COMMERCIAL PAPER (0.5%)
Southern California Gas Co.†	A-1	1.90	07/02/18	1,500,000	1,499,842

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $2,995,292) 1.0%					2,995,292

TOTAL INDEXED ASSETS (Cost: $104,795,020) 56.5%					$177,541,669

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.9%)
Five Below, Inc.*	12,590	$1,230,169
Lithia Motors, Inc. Cl A	10,165	961,304
Other Securities	343,560	10,198,084

		12,389,557

CONSUMER STAPLES (1.0%)
Other Securities	123,278	3,119,217

ENERGY (2.6%)
PBF Energy, Inc.	28,118	1,178,988
Other Securities	325,568	7,086,786

		8,265,774

FINANCIALS (8.0%)
iShares Micro-Cap ETF	2,286	241,447
iShares Russell Mid-Cap ETF	2,155	457,162
iShares Russell Mid-Cap Value ETF	4,820	426,522
Progressive Corp.	12,978	767,648
SVB Financial Group*	4,764	1,375,653
Other Securities	593,573	21,918,973

		25,187,405

HEALTH CARE (5.2%)
Supernus Pharmaceuticals, Inc.*	16,511	988,183
Other Securities††	331,149	15,310,002

		16,298,185

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (6.4%)
L-3 Communications Corp.	4,440	$853,900
Mueller Industries, Inc.	40,988	1,209,556
Old Dominion Freight Line, Inc.	6,945	1,034,527
Other Securities	353,894	17,209,208

		20,307,191

INFORMATION TECHNOLOGY (6.4%)
Proofpoint, Inc.*	8,199	945,427
Other Securities††	531,991	19,102,132

		20,047,559

MATERIALS (2.4%)
Packaging Corp. of America	7,711	862,013
Other Securities††	191,302	6,684,582

		7,546,595

REAL ESTATE (3.6%)
Duke Realty Corp.	29,642	860,507
Other Securities	334,212	10,326,960

		11,187,467

TELECOMMUNICATION SERVICES (0.4%)
Other Securities	68,803	1,131,288

UTILITIES (2.0%)
Other Securities	125,856	6,341,281

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $108,192,070) 41.9%		131,821,519

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Southern California Gas Co.†	A-1	1.90	07/02/18	$4,400,000	$4,399,535

TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $4,399,535) 1.4%					4,399,535

TOTAL ACTIVE ASSETS (Cost: $112,591,605) 43.3%					136,221,054

TOTAL INVESTMENTS (Cost: $217,386,625) 99.8%					313,762,723

OTHER NET ASSETS 0.2%					635,020

NET ASSETS 100.0%					$314,397,743

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Houghton Mifflin Harcourt Co.*	581,642	$4,449,561
Lithia Motors, Inc. Cl A	48,065	4,545,507
Playa Hotels & Resorts NV*	491,032	5,303,146
Sleep Number Corp.*	193,386	5,612,062
Other Securities	500,954	12,375,334

		32,285,610

CONSUMER STAPLES (1.8%)
Crimson Wine Group Ltd.*	499,977	4,624,787
Other Securities	442,153	4,500,087

		9,124,874

ENERGY (7.3%)
Carrizo Oil and Gas, Inc.*	168,186	4,683,980
PBF Energy, Inc.	239,963	10,061,649
PDC Energy, Inc.*	65,314	3,948,231
Other Securities	1,514,909	17,894,271

		36,588,131

FINANCIALS (30.5%)
American Equity Investment Life Hldg. Co.	164,249	5,912,964
Aspen Insurance Hldgs. Ltd.	121,028	4,925,840
BancFirst Corp.	127,923	7,573,042
Bank of Marin Bancorp	51,586	4,170,728
Banner Corp.	97,571	5,866,944
Brookline Bancorp, Inc.	410,915	7,643,019
Bryn Mawr Bank Corp.	115,255	5,336,307
Charter Financial Corp.	207,689	5,015,689
Ellington Financial LLC	340,468	5,314,705
Enterprise Financial Svcs. Corp.	122,767	6,623,280
First Interstate BancSytem, Inc.	144,811	6,111,024
Glacier Bancorp, Inc.	126,415	4,889,732
Marlin Business Svcs. Corp.	210,988	6,297,992
MB Financial, Inc.	96,462	4,504,775
NMI Hldgs., Inc. Cl A*	494,099	8,053,814
Northfield Bancorp, Inc.	288,402	4,793,241
Selective Insurance Group, Inc.	126,320	6,947,600
Stock Yards Bancorp, Inc.	233,782	8,918,783
SVB Financial Group*	34,586	9,987,053
Other Securities	1,280,493	35,473,210

		154,359,742

HEALTH CARE (5.2%)
Supernus Pharmaceuticals, Inc.*	147,117	8,804,952
Other Securities	874,663	17,428,903

		26,233,855

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (15.2%)
Daseke, Inc.*	432,114	$4,290,892
Deluxe Corp.	69,278	4,586,896
Encore Wire Corp.	117,077	5,555,304
Kirby Corp.*	57,547	4,810,929
Landstar System, Inc.	38,121	4,162,813
Miller Industries, Inc.	285,727	7,300,325
Mueller Industries, Inc.	468,879	13,836,621
Universal Forest Products, Inc.	134,242	4,915,942
VSE Corp.	108,029	5,161,626
Other Securities	772,468	21,841,556

		76,462,904

INFORMATION TECHNOLOGY (10.0%)
Richardson Electronics Ltd.	556,918	5,424,381
Other Securities††	2,468,634	45,106,783

		50,531,164

MATERIALS (4.2%)
Boise Cascade Co.	91,281	4,080,261
Kaiser Aluminum Corp.	37,532	3,907,457
Other Securities	577,718	13,328,593

		21,316,311

REAL ESTATE (11.1%)
Chesapeake Lodging Trust	152,271	4,817,854
Cousins Properties, Inc.	433,934	4,204,820
Easterly Government Pptys.	239,073	4,724,082
Forest City Realty Trust, Inc. Cl A	289,862	6,611,752
Highwoods Properties, Inc.	95,766	4,858,209
Medical Properties Trust, Inc.	278,538	3,910,674
Terreno Realty Corp.	115,490	4,350,508
The GEO Group, Inc.	225,302	6,204,817
Other Securities	713,993	16,506,871

		56,189,587

TELECOMMUNICATION SERVICES (1.3%)
Other Securities	450,011	6,289,808

UTILITIES (4.2%)
Avista Corp.	87,482	4,606,802
Idacorp, Inc.	44,368	4,092,504
Other Securities	260,590	12,420,656

		21,119,962

TOTAL COMMON STOCKS
(Cost: $387,472,312) 97.2%		490,501,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	1.81 - 1.85	08/16/18 - 08/30/18	$7,000,000	$6,981,914

COMMERCIAL PAPER (0.7%)
Southern California Gas Co.†	A-1	1.90	07/02/18	3,700,000	3,699,624

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,681,538) 2.1%					10,681,538

TOTAL INVESTMENTS (Cost: $398,153,850) 99.3%					501,183,486

OTHER NET ASSETS 0.7%					3,669,891

NET ASSETS 100.0%					$504,853,377

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Bloomin’ Brands, Inc.	435,169	$8,746,898
Dave & Buster’s Entertainment, Inc.*	82,368	3,920,717
Five Below, Inc.*	117,696	11,500,081
Haverty Furniture Cos., Inc.	259,596	5,607,274
Lions Gate Entertainment Corp. Cl A	112,275	2,786,666
Lions Gate Entertainment Corp. Cl B	101,193	2,373,988
Lithia Motors, Inc. Cl A	48,987	4,632,701
Red Rock Resorts, Inc. Cl A	206,279	6,910,347
Sleep Number Corp.*	217,383	6,308,455
Steve Madden Ltd.	91,266	4,846,225
Other Securities	484,656	13,265,514

		70,898,866

CONSUMER STAPLES (1.9%)
Other Securities	447,382	10,803,942

ENERGY (2.7%)
Other Securities	819,937	15,393,883

FINANCIALS (8.6%)
First Merchants Corp.	120,550	5,593,520
Heritage Financial Corp.	163,360	5,693,096
iShares Micro-Cap ETF	37,388	3,948,921
Moelis & Co. Cl A	112,623	6,605,339
Pinnacle Financial Partners, Inc.	69,784	4,281,248
S&T Bancorp, Inc.	114,321	4,943,240
TriState Capital Hldgs., Inc.*	148,584	3,878,042
Other Securities	454,206	13,942,368

		48,885,774

HEALTH CARE (25.1%)
Emergent Biosolutions, Inc.*	74,780	3,775,642
Insulet Corp.*	53,764	4,607,575
Neogen Corp.*	47,006	3,769,411
Neurocrine Biosciences, Inc.*	54,319	5,336,299
Nevro Corp.*	51,062	4,077,301
Omnicell, Inc.*	108,991	5,716,578
Repligen Corp.*	78,298	3,683,138
Supernus Pharmaceuticals, Inc.*	104,375	6,246,844
WellCare Health Plans, Inc.*	23,982	5,905,328
Other Securities††	2,861,427	100,516,229

		143,634,345

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (15.8%)
ASGN, Inc.*	54,683	$4,275,664
Astronics Corp.*	124,245	4,469,093
BMC Stock Hldgs., Inc.*	226,989	4,732,721
EnPro Industries, Inc.	54,977	3,845,641
Granite Construction, Inc.	132,757	7,389,255
H&E Equipment Services	99,728	3,750,770
Healthcare Svcs. Group, Inc.	101,407	4,379,768
John Bean Technologies Corp.	43,337	3,852,659
Landstar System, Inc.	44,715	4,882,878
NCI Building Systems, Inc.*	254,238	5,338,998
Sun Hydraulics Corp.	84,744	4,083,813
Teledyne Technologies, Inc.*	23,067	4,591,717
Trex Co., Inc.*	79,186	4,956,252
Universal Forest Products, Inc.	142,121	5,204,471
Other Securities	637,143	24,421,769

		90,175,469

INFORMATION TECHNOLOGY (21.8%)
EPAM Systems, Inc.*	59,245	7,365,931
Five9, Inc.*	188,027	6,500,093
II-VI, Inc.*	98,051	4,260,316
New Relic, Inc.*	99,875	10,046,431
Proofpoint, Inc.*	40,887	4,714,680
Rapid7, Inc.*	192,166	5,422,925
Zendisk, Inc.*	88,385	4,816,099
Other Securities	2,661,173	80,975,968

		124,102,443

MATERIALS (3.9%)
Ferro Corp.*	367,341	7,659,060
U.S. Concrete, Inc.*	73,127	3,839,168
Other Securities††	389,855	10,653,596

		22,151,824

REAL ESTATE (2.7%)
Pebblebrook Hotel Trust	128,748	4,995,422
Terreno Realty Corp.	118,937	4,480,357
Other Securities	213,507	5,797,447

		15,273,226

TELECOMMUNICATION SERVICES (1.3%)
Other Securities	462,509	7,157,138

UTILITIES (0.6%)
Other Securities	44,353	3,546,022

TOTAL COMMON STOCKS
(Cost: $456,170,843) 96.8%		552,022,932

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.5%)
U.S. Treasury Bill	A-1+	1.81 - 1.85	08/16/18 - 08/30/18	$14,300,000	$14,258,021

COMMERCIAL PAPER (0.7%)
Southern California Gas Co.†	A-1	1.90	07/02/18	3,900,000	3,899,588

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,157,609) 3.2%					18,157,609

TOTAL INVESTMENTS (Cost: $474,328,452) 100.0%					570,180,541

OTHER NET ASSETS 0.0% (2)					240,226

NET ASSETS 100.0%					$570,420,767

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (3.7%)
Discovery, Inc. Cl A*	16,930	$465,575
Discovery, Inc. Cl C*	17,770	453,135
Other Securities	88,162	2,691,752

		3,610,462

CONSUMER STAPLES (1.8%)
Ingredion, Inc.	7,341	812,649
Other Securities	33,209	977,067

		1,789,716

ENERGY (8.4%)
Cheniere Energy, Inc.*	15,507	1,010,901
Noble Energy, Inc.	26,701	942,011
PBF Energy, Inc.	47,913	2,008,992
Other Securities	174,352	4,277,244

		8,239,148

FINANCIALS (21.5%)
American Financial Group, Inc.	12,849	1,379,083
Ameriprise Financial, Inc.	11,272	1,576,727
Associated Banc-Corp.	50,204	1,370,569
BankUnited, Inc.	23,723	969,085
Discover Financial Svcs.	12,401	873,154
Everest Re Group Ltd.	4,106	946,351
Fifth Third Bancorp	40,116	1,151,329
Hartford Financial Svcs. Group, Inc.	21,415	1,094,949
KeyCorp	74,612	1,457,918
Lincoln National Corp.	15,429	960,455
Progressive Corp.	23,743	1,404,398
Reinsurance Grp. of America, Inc.	7,392	986,684
SVB Financial Group*	9,919	2,864,208
Voya Financial, Inc.	27,446	1,289,962
Zions Bancorporation	20,230	1,065,919
Other Securities	62,291	1,750,657

		21,141,448

HEALTH CARE (7.0%)
Agilent Technologies, Inc.	16,100	995,624
Boston Scientific Corp.*	25,310	827,637
Centene Corp.*	7,027	865,797
Humana, Inc.	3,554	1,057,777
Neurocrine Biosciences, Inc.*	9,860	968,646
Other Securities	20,263	2,212,142

		6,927,623

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (15.9%)
Alaska Air Group, Inc.	21,680	$1,309,255
Harris Corp.	9,543	1,379,345
Kirby Corp.*	17,344	1,449,958
L-3 Communications Corp.	8,347	1,605,295
Mueller Industries, Inc.	36,510	1,077,410
Old Dominion Freight Line, Inc.	13,893	2,069,501
Stanley Black & Decker, Inc.	10,266	1,363,427
United Rentals, Inc.*	9,772	1,442,543
Other Securities	81,299	3,910,596

		15,607,330

INFORMATION TECHNOLOGY (6.0%)
DXC Technology Co.	10,227	824,398
Other Securities	86,784	5,100,937

		5,925,335

MATERIALS (9.9%)
Crown Hldgs., Inc.*	34,085	1,525,645
International Paper Co.	17,549	913,952
Packaging Corp. of America	21,659	2,421,260
Steel Dynamics, Inc.	28,317	1,301,166
Other Securities	98,139	3,549,277

		9,711,300

REAL ESTATE (13.7%)
AvalonBay Communities, Inc.	5,202	894,172
Duke Realty Corp.	51,172	1,485,523
Host Hotels & Resorts, Inc.	46,595	981,757
ProLogis, Inc.	24,757	1,626,287
Welltower, Inc.	13,332	835,783
Other Securities	249,576	7,690,097

		13,513,619

UTILITIES (10.2%)
Ameren Corp.	18,208	1,107,957
Consolidated Edison, Inc.	14,115	1,100,688
Entergy Corp.	10,621	858,071
Evergy, Inc.	32,262	1,811,511
FirstEnergy Corp.	24,306	872,828
PPL Corp.	28,507	813,875
Public Svc. Enterprise Group, Inc.	26,919	1,457,395
Other Securities	68,135	2,007,740

		10,030,065

TOTAL COMMON STOCKS
(Cost: $74,094,390) 98.1%		96,496,046

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.7%)
Southern California Gas Co.†	A-1	1.90	07/02/18	$1,700,000	$1,699,821

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,821) 1.7%					1,699,821

TOTAL INVESTMENTS (Cost: $75,794,211) 99.8%
					98,195,867

OTHER NET ASSETS 0.2%					201,794

NET ASSETS 100.0%					$98,397,661

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.8%)
Domino’s Pizza, Inc.	34,590	$9,760,255
NVR, Inc.*	2,752	8,174,403
Polaris Industries, Inc.	48,101	5,876,980
Other Securities	3,769,307	163,914,322

		187,725,960

CONSUMER STAPLES (3.4%)
Ingredion, Inc.	59,112	6,543,698
Lamb Weston Hldgs., Inc.	119,988	8,220,378
Other Securities	703,832	35,507,597

		50,271,673

ENERGY (5.2%)
Energen Corp.*	79,654	5,800,404
WPX Energy, Inc.*	329,186	5,935,224
Other Securities	4,514,152	65,344,780

		77,080,408

FINANCIALS (16.1%)
Alleghany Corp.	12,518	7,197,474
American Financial Group, Inc.	56,643	6,079,493
Berkley (W.R.) Corp.	78,504	5,684,475
East West Bancorp, Inc.	118,447	7,722,744
FactSet Research Systems, Inc.	31,787	6,297,005
MarketAxess Hldgs., Inc.	30,770	6,088,152
Reinsurance Grp. of America, Inc.	52,605	7,021,715
SEI Investments Co.	107,204	6,702,394
Signature Bank*	43,862	5,609,073
Other Securities	5,780,336	179,018,270

		237,420,795

HEALTH CARE (9.1%)
Encompass Health Corp.	80,807	5,472,250
STERIS PLC	69,287	7,275,828
Teleflex, Inc.	37,311	10,007,178
WellCare Health Plans, Inc.*	36,612	9,015,339
West Pharmaceutical Svcs., Inc.	60,561	6,013,102
Other Securities	1,707,647	96,222,761

		134,006,458

INDUSTRIALS (14.2%)
Graco, Inc.	136,948	6,192,789
IDEX Corp.	62,575	8,540,236
Lennox International, Inc.	30,359	6,076,354
Old Dominion Freight Line, Inc.	55,705	8,297,817
Teledyne Technologies, Inc.*	29,372	5,846,790
Wabtec Corp.	69,969	6,897,544
Other Securities	3,089,170	166,792,624

		208,644,154

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (15.8%)
CDK Global, Inc.	101,555	$6,606,153
Cognex Corp	141,392	6,307,497
Fortinet, Inc.*	118,656	7,407,694
Henry (Jack) & Associates, Inc.	63,413	8,266,519
Keysight Technologies, Inc.*	152,966	9,029,583
Leidos Hldgs., Inc.	116,777	6,889,843
PTC, Inc.*	94,595	8,873,957
Teradyne, Inc.	156,301	5,950,379
Trimble Navigation Ltd.*	203,523	6,683,695
Tyler Technologies, Inc.*	29,209	6,487,319
Ultimate Software Group, Inc.*	23,814	6,127,580
WEX, Inc.*	32,838	6,254,982
Zebra Technologies Corp. Cl A*	43,798	6,274,064
Other Securities	3,226,766	141,757,929

		232,917,194

MATERIALS (6.9%)
RPM International, Inc.	109,537	6,388,198
Steel Dynamics, Inc.	193,855	8,907,637
The Chemours Co.	145,531	6,455,755
Other Securities	1,755,884	79,802,534

		101,554,124

REAL ESTATE (9.4%)
Camden Property Trust	75,998	6,925,698
Jones Lang LaSalle, Inc.	37,309	6,192,921
Kilroy Realty Corp.	80,912	6,120,184
National Retail Pptys., Inc.	125,993	5,538,652
Other Securities	3,598,018	113,545,594

		138,323,049

TELECOMMUNICATION SERVICES (0.1%)
Other Securities	75,802	2,078,491

UTILITIES (4.6%)
Atmos Energy Corp.	90,852	8,189,399
OGE Energy Corp.	163,931	5,772,011
UGI Corp.	141,799	7,383,474
Other Securities	928,953	46,504,839

		67,849,723

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,092,534,303) 97.6%		1,437,872,029

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	1.85 - 1.88	08/16/18 - 08/30/18	$21,100,000	$21,042,701

COMMERCIAL PAPER (0.6%)
New Jersey Natural Gas	A-1	1.95	07/02/18	3,000,000	2,999,675
Southern California Gas Co.†	A-1	1.90	07/02/18	5,200,000	5,199,451

					8,199,126

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,241,827) 2.0%					29,241,827

TOTAL INVESTMENTS (Cost: $1,121,776,130) 99.6%					1,467,113,856

OTHER NET ASSETS 0.4%					5,834,016

NET ASSETS 100.0%					$1,472,947,872

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (95.1%)
iShares Core MSCI EAFE ETF	718,019	$45,500,864
iShares Core MSCI Europe ETF	393,284	18,712,453
iShares Core MSCI Pacific ETF	177,010	10,208,202
iShares Edge MSCI Emerging Markets ETF	239,149	13,832,378
iShares MSCI EAFE ETF	2,938,851	196,814,851
iShares MSCI EAFE Growth ETF	500,274	39,461,613
iShares MSCI EAFE Small-Cap ETF	177,935	11,160,083
iShares MSCI EAFE Value ETF	718,532	36,893,026
Vanguard FTSE Developed Markets ETF	2,129,980	91,376,142
Vanguard FTSE Europe ETF	424,630	23,834,482
Vanguard FTSE Pacific ETF	220,480	15,429,190

		503,223,284

TOTAL COMMON STOCKS (Cost: $457,570,257) 95.1%		503,223,284

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.6%)
U.S. Treasury Bill	A-1+	1.76 - 1.84	07/19/18 - 08/02/18	$19,000,000	$18,973,185

COMMERCIAL PAPER (1.3%)
Southern California Gas Co.†	A-1	1.90	07/02/18	6,900,000	6,899,272

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,872,457) 4.9%					25,872,457

TOTAL INVESTMENTS (Cost: $483,442,714) 100.0%					529,095,741

OTHER NET ASSETS 0.0% (2)					90,773

NET ASSETS 100.0%					$529,186,514

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Amazon.com, Inc.*	1,207	$2,051,659
Comcast Corp. Cl A	77,242	2,534,310
Home Depot, Inc.	17,638	3,441,174
Ross Stores, Inc.	18,838	1,596,521
Viacom, Inc. Cl B	29,508	889,961
Other Securities	38,358	2,264,334

		12,777,959

CONSUMER STAPLES (2.6%)
PepsiCo, Inc.	18,747	2,040,986
Walgreens Boots Alliance, Inc.	33,878	2,033,188
Other Securities	15,963	706,522

		4,780,696

ENERGY (5.5%)
Baker Hughes, a GE Co.	33,495	1,106,340
Chevron Corp.	16,877	2,133,759
Marathon Petroleum Corp.	31,663	2,221,476
Other Securities	106,708	4,881,435

		10,343,010

FINANCIALS (8.6%)
American Int’l. Group, Inc.	20,767	1,101,066
Bank of America Corp.	81,212	2,289,366
Citigroup, Inc.	32,752	2,191,764
CME Group, Inc.	10,603	1,738,044
Comerica, Inc.	13,768	1,251,787
JPMorgan Chase & Co.	27,356	2,850,495
Morgan Stanley	27,660	1,311,084
State Street Corp.	12,355	1,150,127
Synchrony Financial	37,340	1,246,409
Other Securities	6,330	855,183

		15,985,325

HEALTH CARE (8.6%)
AbbVie, Inc.	31,998	2,964,615
Aetna, Inc.	12,542	2,301,457
Amgen, Inc.	7,841	1,447,370
CVS Health Corp.	22,176	1,427,026
Gilead Sciences, Inc.	16,717	1,184,232
UnitedHealth Group, Inc.	12,135	2,977,201
Other Securities	50,506	3,862,962

		16,164,863

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.3%)
Boeing Co.	8,227	$2,760,241
Delta Air Lines, Inc.	31,536	1,562,293
FedEx Corp.	8,087	1,836,234
Lockheed Martin Corp.	5,281	1,560,166
Other Securities	24,196	2,143,743

		9,862,677

INFORMATION TECHNOLOGY (16.6%)
Alphabet, Inc. Cl A*	3,376	3,812,145
Apple, Inc.	33,956	6,285,590
Broadcom, Inc.	7,782	1,888,224
Cisco Systems, Inc.	54,522	2,346,082
Cognizant Technology Solutions	15,605	1,232,639
Corning, Inc.	48,446	1,332,749
DXC Technology Co.	16,376	1,320,069
Microsoft Corp.	54,482	5,372,466
NVIDIA Corp.	5,530	1,310,057
Texas Instruments, Inc.	11,434	1,260,599
Total System Services, Inc.	13,914	1,176,011
Visa, Inc. Cl A	12,977	1,718,804
Other Securities	25,723	1,927,363

		30,982,798

MATERIALS (1.9%)
Eastman Chemical Co.	12,242	1,223,710
Other Securities	38,028	2,356,417

		3,580,127

REAL ESTATE (1.8%)
American Tower Corp.	13,159	1,897,133
Simon Property Group, Inc.	8,288	1,410,535

		3,307,668

TELECOMMUNICATION SERVICES (0.6%)
Other Securities	55,098	1,027,027

UTILITIES (1.9%)
NextEra Energy, Inc.	12,424	2,075,181
Sempra Energy	12,212	1,417,935

		3,493,116

TOTAL COMMON STOCKS
(Cost: $89,269,106) 60.2%		112,305,266

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.6%)
U.S. Treasury Note	AA+	1.50 - 2.75	02/28/23 - 11/15/27	$11,050,000	$10,553,722
U.S. Treasury Strip	AA+	0.00	11/15/21 - 08/15/29	18,550,000	14,852,969

					25,406,691

U.S. GOVERNMENT AGENCIES (11.4%)
MORTGAGE-BACKED OBLIGATIONS (11.1%)
FHLMC	AA+	2.50 - 6.00	02/01/25 - 09/01/47	4,966,971	5,031,036
FHLMC ARM	AA+	3.45 - 3.85	02/01/36 - 05/01/37	77,463	80,954
FHLMC Strip	AA+	3.00	01/15/43	271,930	267,521
FNMA	AA+	2.68 - 8.00	05/01/19 - 07/01/56	13,035,324	13,219,023
FNMA Strip	AA+	3.00	08/25/42	212,877	206,090

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED):
MORTGAGE-BACKED OBLIGATIONS (CONTINUED):
GNMA (3)	AA+	3.50 - 7.00	04/15/31 - 10/20/43	$1,456,105	$1,519,740
Other Securities				404,613	401,963

					20,726,327

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	481,303

CORPORATE DEBT (13.0%)
CONSUMER DISCRETIONARY (2.9%)
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	331,590
Other Securities				5,061,000	5,076,525

					5,408,115

CONSUMER STAPLES (0.7%)
Other Securities				1,325,000	1,317,766

ENERGY (0.9%)
Other Securities				1,660,000	1,644,558

FINANCIALS (2.9%)
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	293,801
Synchrony Financial	BBB-	3.70	08/04/26	400,000	367,464
Other Securities				4,550,000	4,579,409
Other Securities†				273,000	279,445

					5,520,119

HEALTH CARE (1.5%)
Other Securities				2,715,000	2,741,368

INDUSTRIALS (0.3%)
Other Securities				450,000	457,783

INFORMATION TECHNOLOGY (1.2%)
Other Securities				2,235,000	2,260,111

MATERIALS (0.9%)
Other Securities				1,700,000	1,688,807

REAL ESTATE (0.8%)
Other Securities				1,550,000	1,570,844

TELECOMMUNICATION SERVICES (0.2%)
Other Securities				350,000	339,779

UTILITIES (0.7%)
Other Securities				1,290,000	1,311,773

TOTAL LONG-TERM DEBT SECURITIES (Cost: $71,401,893) 38.0%					70,875,344

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Southern California Gas Co.†	A-1	1.90	07/02/18	3,400,000	3,399,641

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,399,641) 1.8%					3,399,641

TOTAL INVESTMENTS (Cost: $164,070,640) 100.0%					186,580,251

OTHER NET ASSETS -0.0% (2)					(40,711)

NET ASSETS 100.0%					$186,539,540

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	21,128,367	$30,012,655
Equity Index Fund (22.0%)	5,214,337	21,942,007
Mid-Cap Equity Index Fund (5.5%)	2,254,867	5,459,447
Mid-Term Bond Fund (30.0%)	29,077,178	30,002,268
Money Market Fund (12.5%)	10,296,623	12,485,592

TOTAL INVESTMENTS (Cost: $97,317,279) 100.0%		99,901,969

OTHER NET ASSETS -0.0% (2)		(1,828)

NET ASSETS 100.0%		$99,900,141

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.0%)	4,983,347	$7,078,800
Equity Index Fund (23.0%)	1,377,775	5,797,700
International Fund (3.0%)	861,671	757,707
Mid-Cap Equity Index Fund (8.0%)	828,932	2,006,997
Mid-Term Bond Fund (29.0%)	7,100,872	7,326,785
Money Market Fund (9.0%)	1,874,158	2,272,586

TOTAL INVESTMENTS (Cost: $24,235,328) 100.0%		25,240,575

OTHER NET ASSETS -0.0% (2)		(782)

NET ASSETS 100.0%		$25,239,793

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.0%)	28,478,461	$40,453,397
Equity Index Fund (28.5%)	10,123,041	42,597,908
International Fund (4.0%)	6,806,818	5,985,549
Mid-Cap Equity Index Fund (10.5%)	6,452,675	15,623,107
Mid-Term Bond Fund (24.0%)	34,832,175	35,940,361
Money Market Fund (4.0%)	4,934,950	5,984,076
Small Cap Growth Fund (1.0%)	923,257	1,475,951
Small Cap Value Fund (1.0%)	838,955	1,473,990

TOTAL INVESTMENTS (Cost: $137,198,196) 100.0%		149,534,339

OTHER NET ASSETS -0.0% (2)		(2,316)

NET ASSETS 100.0%		$149,532,023

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.1%)	93,713,753	$133,119,542
Equity Index Fund (32.5%)	40,978,135	172,436,608
International Fund (6.8%)	40,842,521	35,914,708
Mid-Cap Equity Index Fund (11.4%)	25,081,671	60,727,315
Mid-Term Bond Fund (19.8%)	101,853,577	105,094,048
Small Cap Growth Fund (2.2%)	7,376,715	11,792,675
Small Cap Value Fund (2.2%)	6,703,100	11,776,910

TOTAL INVESTMENTS (Cost: $479,458,829) 100.0%		530,861,806

OTHER NET ASSETS -0.0% (2)		(4,447)

NET ASSETS 100.0%		$530,857,359

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.1%)	111,316,747	$158,124,437
Equity Index Fund (35.4%)	60,442,110	254,341,306
International Fund (8.8%)	71,451,953	62,830,989
Mid-Cap Equity Index Fund (13.7%)	40,494,193	98,043,852
Mid-Term Bond Fund (11.8%)	81,800,289	84,402,765
Small Cap Growth Fund (4.2%)	18,815,182	30,078,609
Small Cap Value Fund (4.0%)	16,092,462	28,273,410

TOTAL INVESTMENTS (Cost: $633,906,830) 100.0%		716,095,368

OTHER NET ASSETS -0.0% (2)		(5,760)

NET ASSETS 100.0%		$716,089,608

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.6%)	84,774,390	$120,421,259
Equity Index Fund (37.5%)	54,814,152	230,658,773
International Fund (10.8%)	75,421,649	66,321,725
Mid-Cap Equity Index Fund (18.7%)	47,413,073	114,795,726
Mid-Term Bond Fund (3.3%)	19,500,782	20,121,199
Small Cap Growth Fund (5.2%)	19,959,670	31,908,227
Small Cap Value Fund (4.9%)	17,276,897	30,354,385

TOTAL INVESTMENTS (Cost: $529,225,666) 100.0%		614,581,294

OTHER NET ASSETS -0.0% (2)		(4,892)

NET ASSETS 100.0%		$614,576,402

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.1%)	54,006,711	$76,716,047
Equity Index Fund (39.6%)	47,793,998	201,117,858
International Fund (11.8%)	68,255,328	60,020,050
Mid-Cap Equity Index Fund (21.4%)	45,006,742	108,969,559
Small Cap Growth Fund (6.2%)	19,668,998	31,443,549
Small Cap Value Fund (5.9%)	17,160,781	30,150,377

TOTAL INVESTMENTS (Cost: $428,689,878) 100.0%		508,417,440

OTHER NET ASSETS -0.0% (2)		(3,620)

NET ASSETS 100.0%		$508,413,820

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.8%)	34,816,925	$49,457,128
Equity Index Fund (38.6%)	38,357,558	161,409,177
International Fund (13.6%)	64,542,157	56,754,888
Mid-Cap Equity Index Fund (21.2%)	36,624,554	88,674,749
Small Cap Growth Fund (7.4%)	19,429,738	31,061,059
Small Cap Value Fund (7.4%)	17,655,440	31,019,461

TOTAL INVESTMENTS (Cost: $349,164,533) 100.0%		418,376,462

OTHER NET ASSETS -0.0% (2)		(3,387)

NET ASSETS 100.0%		$418,373,075

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.1%)	32,205,991	$45,748,321
Equity Index Fund (37.2%)	40,354,236	169,811,231
International Fund (13.6%)	70,154,839	61,690,377
Mid-Cap Equity Index Fund (22.5%)	42,163,964	102,086,674
Small Cap Growth Fund (8.4%)	23,943,256	38,276,527
Small Cap Value Fund (8.2%)	21,117,975	37,102,910

TOTAL INVESTMENTS (Cost: $371,184,996) 100.0%		454,716,040

OTHER NET ASSETS -0.0% (2)		(3,714)

NET ASSETS 100.0%		$454,712,326

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.1%)	16,123,322	$22,903,034
Equity Index Fund (35.0%)	23,715,110	99,793,537
International Fund (15.6%)	50,388,246	44,308,702
Mid-Cap Equity Index Fund (22.4%)	26,371,993	63,851,420
Small Cap Growth Fund (9.7%)	17,177,265	27,460,177
Small Cap Value Fund (9.2%)	14,810,192	26,020,545

TOTAL INVESTMENTS (Cost: $252,938,111) 100.0%		284,337,415

OTHER NET ASSETS -0.0% (2)		(1,986)

NET ASSETS 100.0%		$284,335,429

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.3%)	3,100,397	$4,404,086
Equity Index Fund (33.2%)	4,201,663	17,680,661
International Fund (16.0%)	9,664,628	8,498,552
Mid-Cap Equity Index Fund (22.7%)	4,979,635	12,056,607
Small Cap Growth Fund (9.9%)	3,300,399	5,276,133
Small Cap Value Fund (9.9%)	2,996,229	5,264,180

TOTAL INVESTMENTS (Cost: $51,274,284) 100.0%		53,180,219

OTHER NET ASSETS -0.0% (2)		(263)

NET ASSETS 100.0%		$53,179,956

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	32,707,846	$46,461,201
Equity Index Fund (25.0%)	9,168,681	38,581,945
International Fund (4.9%)	8,530,278	7,501,066
Mid-Cap Equity Index Fund (5.1%)	3,254,006	7,878,544
Mid-Term Bond Fund (35.0%)	52,412,321	54,079,817

TOTAL INVESTMENTS (Cost: $148,129,507) 100.0%		154,502,573

OTHER NET ASSETS -0.0% (2)		(350)

NET ASSETS 100.0%		$154,502,223

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	69,905,876	$99,300,668
Equity Index Fund (35.0%)	32,928,832	138,565,020
International Fund (9.7%)	43,756,814	38,477,379
Mid-Cap Equity Index Fund (15.3%)	25,038,926	60,623,823
Mid-Term Bond Fund (15.0%)	57,610,522	59,443,400

TOTAL INVESTMENTS (Cost: $337,921,736) 100.0%		396,410,290

OTHER NET ASSETS -0.0% (2)		(718)

NET ASSETS 100.0%		$396,409,572

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	42,197,219	$59,940,770
Equity Index Fund (34.8%)	24,841,618	104,533,902
International Fund (14.5%)	49,522,020	43,546,990
Mid-Cap Equity Index Fund (20.4%)	25,186,930	60,982,166
Small Cap Growth Fund (5.1%)	9,486,766	15,165,876
Small Cap Value Fund (5.2%)	8,776,306	15,419,400

TOTAL INVESTMENTS (Cost: $236,127,135) 100.0%		299,589,104

OTHER NET ASSETS -0.0% (2)		(1,473)

NET ASSETS 100.0%		$299,587,631

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.6%)
U.S. Treasury Bill	A-1+	1.72	07/05/18	$1,600,000	$1,599,617
U.S. Treasury Bill	A-1+	1.76	07/19/18	2,700,000	2,697,486
U.S. Treasury Bill	A-1+	1.83	08/02/18	2,500,000	2,495,793
U.S. Treasury Bill	A-1+	1.84	08/30/18	3,400,000	3,389,852
U.S. Treasury Bill	A-1+	1.85	08/09/18	450,000	449,072
U.S. Treasury Bill	A-1+	1.85	08/30/18	1,000,000	997,015
U.S. Treasury Bill	A-1+	1.85	08/30/18	250,000	249,253
U.S. Treasury Bill	A-1+	1.85	09/06/18	3,400,000	3,388,532
U.S. Treasury Bill	A-1+	1.85	09/06/18	1,000,000	996,627
U.S. Treasury Bill	A-1+	1.86	08/16/18	850,000	847,936
U.S. Treasury Bill	A-1+	1.87	08/23/18	1,650,000	1,645,375

					18,756,558

U.S. GOVERNMENT AGENCIES (15.0%)
FHLB	A-1+	1.77	07/05/18	3,000,000	2,999,259
FHLB	A-1+	1.83	07/20/18	1,950,000	1,948,018
FHLB	A-1+	1.84	07/11/18	1,600,000	1,599,098
FHLB	A-1+	1.85	07/13/18	2,000,000	1,998,661
FHLB	A-1+	1.87	08/03/18	1,550,000	1,547,259
FHLB	A-1+	1.89	08/22/18	1,300,000	1,296,378

					11,388,673

COMMERCIAL PAPER (60.3%)
Apple, Inc.†	A-1+	1.96	08/17/18	700,000	698,170
Apple, Inc.†	A-1+	2.08	09/04/18	2,000,000	1,992,782
Chevron Corp.†	A-1+	2.02	08/27/18	2,700,000	2,691,211
Coca-Cola Co.†	A-1	2.00	08/10/18	950,000	947,834
Coca-Cola Co.†	A-1	2.00	08/15/18	1,750,000	1,745,524
Disney (Walt) Co.†	A-1+	1.95	08/22/18	350,000	348,995
Disney (Walt) Co.†	A-1+	1.97	08/22/18	250,000	249,274
Emerson Electric Co.†	A-1	2.00	08/13/18	2,600,000	2,593,638
Exxon Mobil Corp.	A-1+	1.87	07/09/18	1,700,000	1,699,204
Exxon Mobil Corp.	A-1+	2.02	08/21/18	1,000,000	997,080
General Dynamics Corp.†	A-1	1.95	07/03/18	600,000	599,902
General Dynamics Corp.†	A-1	2.03	07/10/18	900,000	899,491
General Dynamics Corp.†	A-1	1.98	07/17/18	1,200,000	1,198,876
General Electric Co.	A-1	2.05	08/20/18	1,900,000	1,894,479
Hershey Foods†	A-1	1.95	07/09/18	1,295,000	1,294,368
Hershey Foods†	A-1	1.95	07/23/18	1,400,000	1,398,255
Intel Corp.†	A-1+	1.90	07/25/18	2,700,000	2,696,432
Intercontinental Exchange, Inc.†	A-1	1.95	07/16/18	1,200,000	1,198,958
Intercontinental Exchange, Inc.†	A-1	1.95	07/24/18	1,300,000	1,298,308
J.P. Morgan Securities LLC	A-1	2.20	08/14/18	250,000	249,312
J.P. Morgan Securities LLC†	A-1	2.15	08/17/18	450,000	448,710
J.P. Morgan Securities LLC	A-1	2.00	07/20/18	1,050,000	1,048,832
National Rural Utilities	A-1	1.99	07/23/18	600,000	599,237
National Rural Utilities	A-1	2.00	07/25/18	1,000,000	998,611
Nestle Capital Corp.†	A-1+	2.01	08/14/18	1,650,000	1,645,850
Novartis Finance Corp.†	A-1+	1.95	07/16/18	700,000	699,393
PepsiCo, Inc.†	A-1	1.88	07/06/18	1,200,000	1,199,623
PepsiCo, Inc.†	A-1	1.92	07/30/18	1,500,000	1,497,596
Pfizer, Inc.†	A-1+	1.93	07/19/18	1,400,000	1,398,574
Private Export Funding Corp.	NR	2.03	08/27/18	1,100,000	1,096,402
Southern California Gas Co.†	A-1	2.00	07/06/18	1,600,000	1,599,467
Toyota Motor Credit Corp.	A-1+	2.04	08/08/18	2,700,000	2,694,030
Unilever Capital Corp.†	A-1	1.96	07/02/18	1,500,000	1,499,836

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Unilever Capital Corp.†	A-1	1.95	07/02/18	$1,200,000	$1,199,870
Wisconsin Gas Co.	A-1	2.20	07/12/18	1,600,000	1,598,826

					45,916,950

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $76,060,641) 99.9%					76,062,181

TOTAL INVESTMENTS (Cost: $76,060,641) 99.9%					76,062,181

OTHER NET ASSETS 0.1%					34,922

NET ASSETS 100.0%					$76,097,103

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (47.3%)
U.S. Treasury Note	AA+	0.75 - 2.88	07/15/19 - 08/15/26	$243,400,000	$232,406,424
U.S. Treasury Strip	AA+	0.00	08/15/18	39,500,000	39,407,091

					271,813,515

U.S. GOVERNMENT AGENCIES (6.3%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	1,433	1,485

NON-MORTGAGE-BACKED OBLIGATIONS (6.3%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,995,181
FNMA	AA+	0.00	10/09/19	23,000,000	22,267,450
Other Securities				900,000	842,426

					36,105,057

CORPORATE DEBT (45.5%)
CONSUMER DISCRETIONARY (6.3%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 12/01/23	2,250,000	2,333,120
Coach, Inc.	BBB-	3.00	07/15/22	2,500,000	2,419,405
Discovery, Inc.†	BBB-	3.50	06/15/22	2,500,000	2,475,710
Expedia, Inc.	BBB	5.95	08/15/20	2,000,000	2,099,680
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,068,400
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,094,558
Marriott International, Inc.	BBB	3.00 - 3.38	03/01/19 - 02/15/23	4,000,000	3,955,832
Viacom, Inc.	BBB-	3.25	03/15/23	2,500,000	2,368,498
Wyndham Worldwide Corp.	BB-	4.15	04/01/24	2,500,000	2,459,375
Other Securities				14,373,000	14,430,521

					36,705,099

CONSUMER STAPLES (3.2%)
Dr. Pepper Snapple Group, Inc.	BBB	2.60 - 3.13	01/15/19 - 12/15/23	3,140,000	3,010,381
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,150,577
Other Securities				12,050,000	11,941,421

					18,102,379

ENERGY (2.6%)
SESI LLC	BB-	7.13	12/15/21	2,150,000	2,187,625
Other Securities				12,964,000	12,657,488

					14,845,113

FINANCIALS (13.7%)
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,101,446
Ares Capital Corp.	BBB-	3.63	01/19/22	2,500,000	2,437,978
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	2,000,000	2,069,010
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,065,940
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,556,221
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,067,062
Fifth Third Bancorp	BBB	4.30	01/16/24	2,500,000	2,533,085
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,189,832
FS Investment Corp.	BBB-	4.75	05/15/22	2,675,000	2,665,967
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,500,000	2,436,108
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,750,000	2,640,861
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,094,514
Morgan Stanley	BBB+	3.13	01/23/23	2,500,000	2,439,335
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,228,735
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,512,223
Prospect Capital Corp.	BBB-	4.95 - 5.88	07/15/22 - 03/15/23	4,425,000	4,383,708
Regions Financial Corp.	BBB+	2.75	08/14/22	2,750,000	2,651,935
Synchrony Financial	BBB-	2.70 - 3.70	02/03/20 - 08/04/26	2,500,000	2,367,448
Other Securities				32,920,000	32,584,349
Other Securities†				1,750,000	1,755,065

					78,780,822

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED):
HEALTH CARE (5.7%)
AbbVie, Inc.	A-	2.85	05/14/23	$2,500,000	$2,407,738
Aetna, Inc.	A	2.80	06/15/23	2,500,000	2,382,073
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,065,454
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,067,564
Humana, Inc.	BBB+	3.85	10/01/24	2,500,000	2,495,438
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,084,700
Other Securities				19,090,000	18,930,585

					32,433,552

INDUSTRIALS (2.1%)
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,126,730
Other Securities				10,000,000	10,038,338

					12,165,068

INFORMATION TECHNOLOGY (3.7%)
Avnet, Inc.	BBB-	3.75 - 5.88	06/15/20 - 12/01/21	2,080,000	2,113,145
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,067,307
Juniper Networks, Inc.	BBB	4.50 - 4.60	03/15/21 - 03/15/24	2,100,000	2,134,480
Other Securities				14,876,000	15,039,608

					21,354,540

MATERIALS (2.2%)
Other Securities				12,637,000	12,604,534

REAL ESTATE (3.7%)
Boston Properties LP	A-	3.80	02/01/24	3,000,000	2,984,880
CBRE Services, Inc.	BBB+	5.25	03/15/25	2,000,000	2,104,986
Crown Castle Int’l. Corp.	BBB-	3.15	07/15/23	2,500,000	2,393,190
HCP, Inc.	BBB	3.15 - 4.00	08/01/22 - 12/01/22	2,750,000	2,739,153
Omega Healthcare Investors, Inc.	BBB-	4.38 - 4.50	08/01/23 - 01/15/25	2,500,000	2,470,326
Vornado Realty LP	BBB	5.00	01/15/22	2,000,000	2,082,130
Other Securities				6,210,000	6,254,747

					21,029,412

TELECOMMUNICATION SERVICES (0.3%)
Other Securities				2,000,000	1,952,768

UTILITIES (2.0%)
Southern Co.	BBB+	3.25	07/01/26	2,500,000	2,346,683
Other Securities	BBB-	4.75	05/15/21	7,900,000	8,099,304
Other Securities†				1,400,000	1,046,500

					11,492,487

TOTAL LONG-TERM DEBT SECURITIES (Cost: $580,532,390) 99.1%					569,385,831

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Intercontinental Exchange, Inc.†	A-1	1.93	07/02/18	1,000,000	999,893

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,893) 0.2%					999,893

TOTAL INVESTMENTS (Cost: $581,532,283) 99.3%					570,385,724

OTHER NET ASSETS 0.7%					3,706,560

NET ASSETS 100.0%					$574,092,284

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (29.6%)
U.S. Treasury Note	AA+	0.75 - 2.75	07/15/18 - 11/15/27	$324,850,000	$308,643,051
U.S. Treasury Strip	AA+	0.00	08/15/25 - 08/15/37	110,000,000	79,355,200

					387,998,251

U.S. GOVERNMENT AGENCIES (27.8%)
MORTGAGE-BACKED OBLIGATIONS (26.6%)
FHLMC	AA+	2.50 - 6.00	03/01/21 - 05/01/48	125,796,310	126,072,809
FHLMC ARM	AA+	3.45 - 3.85	02/01/36 - 05/01/37	439,398	459,450
FHLMC Strip	AA+	3.00	01/15/43	2,719,303	2,675,215
FNMA	AA+	2.25 - 8.00	09/01/18 - 07/01/56	180,555,351	182,595,262
FNMA Strip	AA+	3.00	08/25/42	1,182,649	1,144,943
GNMA (3)	AA+	2.68 - 7.00	04/15/24 - 10/16/47	30,242,905	30,861,077
Other Securities				4,569,611	4,520,714

					348,329,470

NON-MORTGAGE-BACKED OBLIGATIONS (1.2%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,588,666
FNMA	AA+	0.00	10/09/19	5,050,000	4,889,158

					15,477,824

CORPORATE DEBT (41.9%)
CONSUMER DISCRETIONARY (7.4%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 12/01/23	5,000,000	5,178,539
Amazon.com, Inc.	AA-	5.20	12/03/25	5,000,000	5,496,575
AutoZone, Inc.	BBB	3.25 - 4.00	11/15/20 - 04/15/25	5,700,000	5,661,281
Discovery, Inc.†	BBB-	3.50	06/15/22	5,000,000	4,951,420
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,236,395
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	4,984,005
Marriott International, Inc.	BBB	3.00 - 3.38	03/01/19 - 02/15/23	7,000,000	6,937,525
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,736,995
Other Securities				53,374,000	53,178,772

					96,361,507

CONSUMER STAPLES (1.9%)
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,731,456
Other Securities				20,395,000	20,570,218

					25,301,674

ENERGY (3.3%)
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	4,994,520
Other Securities				38,600,000	38,502,813

					43,497,333

FINANCIALS (10.3%)
Alleghany Corp.	BBB+	4.95 - 5.63	09/15/20 - 06/27/22	5,000,000	5,238,723
American Express Co.	BBB	3.63	12/05/24	5,000,000	4,924,545
American Int’l. Group, Inc.	BBB+	3.75	07/10/25	5,000,000	4,829,645
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	4,896,675
Block Financial LLC	BBB	5.25 - 5.50	11/01/22 - 10/01/25	5,250,000	5,335,028
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	4,849,340
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,827,210
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,066,170
First Tennessee Bank	BBB	2.95	12/01/19	5,000,000	4,976,890
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	4,953,630
Lincoln National Corp.	A-	4.00 - 4.85	06/24/21 - 09/01/23	5,000,000	5,073,065
Old Republic Int’l. Corp.	BBB+	3.88	08/26/26	5,000,000	4,809,560
Signet UK Finance PLC	BB+	4.70	06/15/24	5,000,000	4,698,220
Synchrony Financial	BBB-	2.70 - 3.70	02/03/20 - 08/04/26	5,000,000	4,752,594
Unum Group	BBB	4.00	03/15/24	5,000,000	4,961,240

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Voya Financial, Inc.	BBB	3.65	06/15/26	$5,000,000	$4,729,605
Wells Fargo & Co.	BBB+	3.45 - 4.13	02/13/23 - 08/15/23	5,000,000	4,925,535
Other Securities				44,750,000	45,934,660
Other Securities†				4,210,000	4,317,319

					134,099,654

HEALTH CARE (4.1%)
Anthem, Inc.	A	3.30 - 4.35	08/15/20 - 01/15/23	5,539,000	5,523,078
Quest Diagnostics, Inc.	BBB+	3.50 - 4.75	01/30/20 - 03/30/25	4,700,000	4,768,238
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	4,908,510
Other Securities				39,000,000	38,764,769

					53,964,595

INDUSTRIALS (1.7%)
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	4,917,590
Other Securities				17,650,000	17,849,391

					22,766,981

INFORMATION TECHNOLOGY (4.3%)
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,101,460
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	4,922,160
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	4,984,860
Juniper Networks, Inc.	BBB	4.50 - 4.60	03/15/21 - 03/15/24	5,000,000	5,082,097
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,060,205
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	4,970,760
Motorola Solutions, Inc.	BBB-	3.75 - 4.00	05/15/22 - 09/01/24	5,000,000	4,956,764
Other Securities				21,020,000	21,254,763

					56,333,069

MATERIALS (3.9%)
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,092,225
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,674,830
Sherwin-Williams Co.	BBB	3.95	01/15/26	5,000,000	4,980,165
Other Securities				36,100,000	36,068,024

					50,815,244

REAL ESTATE (3.0%)
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,676,540
Mack-Cali Realty LP	BB+	4.50	04/18/22	5,000,000	4,868,500
Other Securities				29,500,000	29,501,493

					39,046,533

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB	3.00	02/15/22 - 06/30/22	5,000,000	4,876,332

UTILITIES (1.6%)
National Fuel Gas Co.	BBB	4.90 - 5.20	12/01/21 - 07/15/25	5,000,000	5,146,187
SCANA Corp.	BBB-	4.13 - 4.75	05/15/21 - 02/01/22	5,000,000	4,945,298
Other Securities				9,225,000	9,493,654
Other Securities†				2,000,000	1,495,000

					21,080,139

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,717,977	3,058,355

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,325,643,840) 99.5%					1,303,006,961

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.7%)
Intercontinental Exchange, Inc.†	A-1	1.93	07/02/18	$7,000,000	$6,998,959
Southern California Gas Co.†	A-1	1.90	07/02/18	2,000,000	1,999,706

					8,998,665

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,998,665) 0.7%					8,998,665

TOTAL INVESTMENTS (Cost: $1,334,642,505) 100.2%					1,312,005,626

OTHER NET ASSETS -0.2%					(2,901,698)

NET ASSETS 100.0%					$1,309,103,928

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$7,299,229	0.3%
ALL AMERICA FUND	$5,899,377	1.9%
SMALL CAP VALUE FUND	$3,699,624	0.7%
SMALL CAP GROWTH FUND	$3,899,588	0.7%
MID CAP VALUE FUND	$1,699,821	1.7%
MID-CAP EQUITY INDEX FUND	$5,199,451	0.4%
INTERNATIONAL FUND	$6,899,272	1.3%
COMPOSITE FUND	$3,679,086	2.0%
MONEY MARKET FUND	$33,040,937	43.4%
MID-TERM BOND FUND	$6,277,168	1.1%
BOND FUND	$19,762,404	1.5%

††	One security within this category is a Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	392	E-mini S&P 500 Stock Index	P	September 2018	$53,343,360	$(986,045)	1.9%
ALL AMERICA FUND	25	E-mini S&P 500 Stock Index	P	September 2018	$3,402,000	$(59,488)	1.1%
MID-CAP EQUITY INDEX FUND	179	E-mini S&P MidCap 400 Stock Index	P	September 2018	$35,014,190	$(621,960)	2.4%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
ASSETS
Investments at fair value

(Cost:  Equity Index Fund — $1,612,823,495

All America Fund — $217,386,625

Small Cap Value Fund — $398,153,850

Small Cap Growth Fund — $474,328,452

Mid Cap Value Fund — $75,794,211

Mid-Cap Equity Index Fund — $1,121,776,130

International Fund — $483,442,714

Composite Fund — $164,070,640

Retirement Income Fund — $97,317,279

2010 Retirement Fund — $24,235,328

2015 Retirement Fund — $137,198,196

2020 Retirement Fund — $479,458,829

2025 Retirement Fund — $633,906,830)

(Notes 1 and 3)	$2,760,298,282	$313,762,723	$501,183,486	$570,180,541	$98,195,867
Cash	7,023	323,189	80,260	90,623	81,392
Interest and dividends receivable	2,239,226	265,629	341,487	267,600	125,615
Receivable for securities sold	2,887,217	969,815	6,428,270	4,412,443	—
Receivable for daily variation on future contracts	33,818	2,005	—	—	—
Other receivables	—	—	—	—	—

TOTAL ASSETS	2,765,465,566	315,323,361	508,033,503	574,951,207	98,402,874

LIABILITIES
Payable for securities purchased	1,363,506	912,113	3,128,017	4,437,268	—
Accrued expenses	27,655	13,505	52,109	93,172	5,213

TOTAL LIABILITIES:	1,391,161	925,618	3,180,126	4,530,440	5,213

NET ASSETS	$2,764,074,405	$314,397,743	$504,853,377	$570,420,767	$98,397,661

NUMBER OF SHARES OUTSTANDING (Note 4)	656,859,507	129,337,822	287,348,900	356,817,311	57,528,952

NET ASSET VALUES, offering and redemption price per share	$4.21	$2.43	$1.76	$1.60	$1.71

COMPONENTS OF NET ASSETS
Paid-in capital	$1,482,034,588	$191,456,540	$343,829,369	$394,157,324	$66,031,266
Accumulated undistributed net investment income (loss)	68,669,068	5,867,508	9,535,700	57,630	2,354,177
Accumulated undistributed net realized gain (loss) on investments and futures contracts	66,882,007	20,757,085	48,458,672	80,353,724	7,610,562
Net unrealized appreciation (depreciation) of investments and futures contracts (Note 1)	1,146,488,742	96,316,610	103,029,636	95,852,089	22,401,656

NET ASSETS	$2,764,074,405	$314,397,743	$504,853,377	$570,420,767	$98,397,661

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corp.

The accompanying notes are an integral part of these financial statements.

Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$1,467,113,856	$529,095,741	$186,580,251	$99,901,969	(a)	$25,240,575	(a)	$149,534,339	(a)	$530,861,806	(a)	$716,095,368	(a)
108,899	98,473	546,260	—		—		—		—		—
1,365,193	—	466,116	—		—		—		—		—
9,400,433	—	1,301,723	—		—		—		—		—
27,370	—	—	—		—		—		—		—
—	—	—	11,914		8,652		—		—		—

1,478,015,751	529,194,214	188,894,350	99,913,883		25,249,227		149,534,339		530,861,806		716,095,368

5,051,153	—	2,349,971	—		—		—		—		—
16,726	7,700	4,839	13,742		9,434		2,316		4,447		5,760

5,067,879	7,700	2,354,810	13,742		9,434		2,316		4,447		5,760

$1,472,947,872	$529,186,514	$186,539,540	$99,900,141		$25,239,793		$149,532,023		$530,857,359		$716,089,608

608,358,798	601,795,329	97,186,548	85,574,268		25,009,667		139,600,227		430,816,561		533,880,737

$2.42	$0.88	$1.92	$1.17		$1.01		$1.07		$1.23		$1.34

$946,184,455	$463,436,175	$141,077,947	$93,858,935		$22,447,099		$125,582,361		$444,563,652		$586,894,650
28,394,614	21,450,795	5,826,216	1,751,326		490,991		2,885,420		9,311,834		11,340,011

153,653,037	(1,353,483)	17,125,766	1,705,190		1,296,456		8,728,099		25,578,896		35,666,409

344,715,766	45,653,027	22,509,611	2,584,690		1,005,247		12,336,143		51,402,977		82,188,538

$1,472,947,872	$529,186,514	$186,539,540	$99,900,141		$25,239,793		$149,532,023		$530,857,359		$716,089,608

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2018 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
ASSETS
Investments at fair value

(Cost:  2030 Retirement Fund — $529,225,666

2035 Retirement Fund — $428,689,878

2040 Retirement Fund — $349,164,533

2045 Retirement Fund — $371,184,996

2050 Retirement Fund — $252,938,111

2055 Retirement Fund — $51,274,284

Conservative Allocation Fund — $148,129,507

Moderate Allocation Fund — $337,921,736

Aggressive Allocation Fund — $236,127,135

Money Market Fund — $76,060,641

Mid-Term Bond Fund — $581,532,283

Bond Fund — $1,334,642,505)

(Notes 1 and 3)	$614,581,294	(a)	$508,417,440	(a)	$418,376,462	(a)	$454,716,040	(a)	$284,337,415	(a)
Cash	—		—		—		—		—
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Receivable for daily variation on future contracts	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	614,581,294		508,417,440		418,376,462		454,716,040		284,337,415

LIABILITIES
Payable for securities purchased	—		—		—		—		—
Accrued expenses	4,892		3,620		3,387		3,714		1,986

TOTAL LIABILITIES	4,892		3,620		3,387		3,714		1,986

NET ASSETS	$614,576,402		$508,413,820		$418,373,075		$454,712,326		$284,335,429

NUMBER OF SHARES OUTSTANDING (Note 4)	439,423,771		357,702,475		297,533,779		322,897,820		168,870,158

NET ASSET VALUES, offering and redemption price per share	$1.40		$1.42		$1.41		$1.41		$1.68

COMPONENTS OF NET ASSETS
Paid-in capital	$493,371,206		$399,456,696		$327,788,066		$344,788,474		$241,968,582
Accumulated undistributed net investment income (loss)	9,022,072		7,120,325		5,677,938		6,218,541		3,442,823
Accumulated undistributed net realized gain (loss) on investments and futures contracts	26,827,496		22,109,237		15,695,142		20,174,267		7,524,720
Net unrealized appreciation (depreciation) of investments and futures contracts (Note 1)	85,355,628		79,727,562		69,211,929		83,531,044		31,399,304

NET ASSETS	$614,576,402		$508,413,820		$418,373,075		$454,712,326		$284,335,429

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corp.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$53,180,219	(a)	$154,502,573	(a)	$396,410,290	(a)	$299,589,104	(a)	$76,062,181	$570,385,724	$1,312,005,626
—		—		—		—		35,406	41,436	29,454
—		—		—		—		—	3,717,000	8,566,230
—		—		—		—		—	—	—
—		—		—		—		—	—	—
—		—		—		—		—	—	—

53,180,219		154,502,573		396,410,290		299,589,104		76,097,587	574,144,160	1,320,601,310

—		—		—		—		—	—	11,430,766
263		350		718		1,473		484	51,876	66,616

263		350		718		1,473		484	51,876	11,497,382

$53,179,956		$154,502,223		$396,409,572		$299,587,631		$76,097,103	$574,092,284	$1,309,103,928

42,725,775		121,824,175		253,288,055		167,266,484		62,755,957	556,390,659	921,518,482

$1.24		$1.27		$1.57		$1.79		$1.21	$1.03	$1.42

$50,139,389		$136,942,924		$305,756,590		$209,775,686		$75,142,463	$567,140,427	$1,279,417,158
320,748		3,300,750		7,438,128		5,093,663		953,686	18,990,241	53,385,453

813,884		7,885,483		24,726,300		21,256,313		(586)	(891,825)	(1,061,804)

1,905,935		6,373,066		58,488,554		63,461,969		1,540	(11,146,559)	(22,636,879)

$53,179,956		$154,502,223		$396,409,572		$299,587,631		$76,097,103	$574,092,284	$1,309,103,928

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$25,692,185	$2,658,418	$4,357,091	$2,020,461	$1,044,533
Interest	712,706	73,797	149,844	105,185	15,834

Total investment income	26,404,891	2,732,215	4,506,935	2,125,646	1,060,367

EXPENSES
Investment advisory fees (Note 2)	1,036,806	640,270	1,866,470	2,101,064	276,270
Other operating expenses
Accounting and recordkeeping expenses	246,577	68,237	49,746	54,714	14,516
Shareholders reports	8,060	8,222	8,653	7,839	6,131
Custodian expenses	17,593	30,469	5,457	6,807	4,459
Independent directors’ fees and expenses	88,392	10,434	17,080	18,586	3,650
Audit	33,272	9,824	9,305	10,748	3,436
Legal and Compliance	53,988	15,940	15,098	17,440	5,575
Administrative	203,916	24,072	39,405	42,877	8,420
Licenses	86,865	6,152	—	—	—
Other	35,758	4,221	6,910	7,519	1,476

Total operating expenses	774,421	177,571	151,654	166,530	47,663

Total expenses before reimbursement	1,811,227	817,841	2,018,124	2,267,594	323,933
Fee waiver and expense reimbursement (Note 2)	—	—	—	—	—

Net expenses	1,811,227	817,841	2,018,124	2,267,594	323,933

Net Investment Income (Loss)	24,593,664	1,914,374	2,488,811	(141,948)	736,434

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	25,891,508	8,819,284	9,665,115	41,520,963	267,300
Futures contracts (Note 1)	2,649,783	263,660	—	—	—
Gain distributions from Mutual of America Investment Corp. Funds	—	—	—	—	—

	28,541,291	9,082,944	9,665,115	41,520,963	267,300

Change in net unrealized appreciation (depreciation) of:
Investment securities	16,536,649	(4,552,138)	(6,053,973)	(22,142,751)	(1,128,824)
Futures contracts (Note 1)	(1,503,140)	(151,467)	—	—	—

	15,033,509	(4,703,605)	(6,053,973)	(22,142,751)	(1,128,824)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	43,574,800	4,379,339	3,611,142	19,378,212	(861,524)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,168,464	$6,293,713	$6,099,953	$19,236,264	$(125,090)

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corp. and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$10,704,234	$9,401,187	$1,150,417	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
562,101	226,949	1,272,191	—		—		—		—		—

11,266,335	9,628,136	2,422,608	—		—		—		—		—

547,747	205,320	377,022	25,115	(b)	6,386	(b)	38,043	(b)	131,861	(b)	175,632	(b)

139,638	44,140	35,555	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
8,316	7,315	9,362	7,017	(b)	7,678	(b)	7,808	(b)	7,556	(b)	7,304	(b)
15,635	3,212	12,388	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
48,175	16,938	6,586	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
20,775	1,037	6,200	2,885	(b)	803	(b)	4,862	(b)	16,319	(b)	21,023	(b)
33,710	1,684	10,061	3,037	(b)	845	(b)	5,117	(b)	17,174	(b)	22,124	(b)
111,138	39,075	15,194	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
47,342	—	—	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
19,489	6,852	2,664	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

444,218	120,253	98,010	12,939		9,326		17,787		41,049		50,451

991,965	325,573	475,032	38,054		15,712		55,830		172,910		226,083
—	—	—	—		(9,326)		—		—		—

991,965	325,573	475,032	38,054		6,386		55,830		172,910		226,083

10,274,370	9,302,563	1,947,576	(38,054)		(6,386)		(55,830)		(172,910)		(226,083)

64,946,656	—	3,350,042	635,084	(c)	352,899	(c)	2,941,101	(c)	11,457,469	(c)	12,588,058	(c)
3,637,650	—	—	—		—		—		—		—
—	—	—	—		—		—		—		—

68,584,306	—	3,350,042	635,084		352,899		2,941,101		11,457,469		12,588,058

(29,679,349)	(24,690,916)	(4,159,141)	(586,220)		(303,141)		(2,331,836)		(8,169,246)		(6,271,380)
(847,382)	—	—	—		—		—		—		—

(30,526,731)	(24,690,916)	(4,159,141)	(586,220)		(303,141)		(2,331,836)		(8,169,246)		(6,271,380)

38,057,575	(24,690,916)	(809,099)	48,864		49,758		609,265		3,288,223		6,316,678

$48,331,945	$(15,388,353)	$1,138,477	$10,810		$43,372		$553,435		$3,115,313		$6,090,595

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2018 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
Interest	—		—		—		—		—

Total investment income	—		—		—		—		—

EXPENSES
Investment advisory fees (Note 2)	148,587	(b)	123,967	(b)	100,996	(b)	111,337	(b)	67,353	(b)
Other operating expenses
Accounting and recordkeeping expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Shareholders reports	7,235	(b)	7,256	(b)	7,244	(b)	7,324	(b)	6,946	(b)
Custodian expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Audit	17,614	(b)	14,740	(b)	11,992	(b)	13,520	(b)	7,761	(b)
Legal and Compliance	18,537	(b)	15,512	(b)	12,620	(b)	14,229	(b)	8,167	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Other	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Total operating expenses	43,386		37,508		31,856		35,073		22,874

Total expenses before reimbursement	191,973		161,475		132,852		146,410		90,227
Fee waiver and expense reimbursement (Note 2)	—		—		—		—		—

Net expenses	191,973		161,475		132,852		146,410		90,227

Net Investment Income (Loss)	(191,973)		(161,475)		(132,852)		(146,410)		(90,227)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	7,332,154	(c)	5,994,481	(c)	2,967,015	(c)	4,544,028	(c)	944,056	(c)
Futures contracts (Note 1)	—		—		—		—		—
Gain distributions from Mutual of America Investment Corp. Funds	—		—		—		—		—

	7,332,154		5,994,481		2,967,015		4,544,028		944,056

Change in net unrealized appreciation (depreciation) of:
Investment securities	(139,265)		1,215,807		2,956,884		2,202,954		3,016,441
Futures contracts (Note 1)	—		—		—		—		—

	(139,265)		1,215,807		2,956,884		2,202,954		3,016,441

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	7,192,889		7,210,288		5,923,899		6,746,982		3,960,497

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,000,916		$7,048,813		$5,791,047		$6,600,572		$3,870,270

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corp. and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	$—	$—
—		—		—		—		576,540	7,943,073	21,239,062

—		—		—		—		576,540	7,943,073	21,239,062

10,723	(b)	—	(b)	—	(b)	—	(b)	51,913	1,106,033	2,451,897

—	(b)	—	(b)	—	(b)	—	(b)	8,800	58,550	139,249
7,589	(b)	7,396	(b)	7,737	(b)	8,212	(b)	8,290	8,530	9,095
—	(b)	—	(b)	—	(b)	—	(b)	3,591	4,228	14,090
—	(b)	—	(b)	—	(b)	—	(b)	2,279	18,712	42,694
1,355	(b)	4,702	(b)	12,558	(b)	9,231	(b)	1,713	5,704	13,433
1,425	(b)	4,948	(b)	13,217	(b)	9,714	(b)	2,780	9,255	21,798
—	(b)	—	(b)	—	(b)	—	(b)	5,255	43,167	98,492
—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
—	(b)	—	(b)	—	(b)	—	(b)	922	7,570	17,271

10,369		17,046		33,512		27,157		33,630	155,716	356,122

21,092		17,046		33,512		27,157		85,543	1,261,749	2,808,019
(10,369)		—		—		—		—	—	—

10,723		17,046		33,512		27,157		85,543	1,261,749	2,808,019

(10,723)		(17,046)		(33,512)		(27,157)		490,997	6,681,324	18,431,043

226,890	(c)	1,649,755	(c)	6,599,827	(c)	7,050,597	(c)	437	(1,146,214)	(978,663)
—		—		—		—		—	—	—
—		—		—		—		—	—	—

226,890		1,649,755		6,599,827		7,050,597		437	(1,146,214)	(978,663)

322,686		(1,796,926)		(4,148,230)		(3,766,796)		1,149	(10,463,935)	(37,071,311)
—		—		—		—		—	—	—

322,686		(1,796,926)		(4,148,230)		(3,766,796)		1,149	(10,463,935)	(37,071,311)

549,576		(147,171)		2,451,597		3,283,801		1,586	(11,610,149)	(38,049,974)

$538,853		$(164,217)		$2,418,085		$3,256,644		$492,583	$(4,928,825)	$(19,618,931)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$24,593,664	$44,215,785	$1,914,374	$4,117,512
Net realized gain (loss) on investments and futures contracts	28,541,291	62,492,844	9,082,944	16,748,863
Change in net unrealized appreciation (depreciation) of investments and futures contracts	15,033,509	362,502,928	(4,703,605)	33,991,640

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,168,464	469,211,557	6,293,713	54,858,015

DISTRIBUTIONS (Notes 1 and 5)
From net investment income	—	(38,919,706)	—	(3,802,012)
From net realized gains	—	(45,861,843)	—	(36,980,385)

Total distributions	—	(84,781,549)	—	(40,782,397)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	108,081,471	280,655,275	2,649,764	4,994,968
Dividends reinvested	—	84,781,549	—	40,782,397
Cost of shares redeemed	(123,760,481)	(181,599,618)	(19,282,089)	(30,960,356)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(15,679,010)	183,837,206	(16,632,325)	14,817,009

INCREASE (DECREASE) IN NET ASSETS	52,489,454	568,267,214	(10,338,612)	28,892,627
NET ASSETS, BEGINNING OF PERIOD	2,711,584,951	2,143,317,737	324,736,355	295,843,728

NET ASSETS, END OF PERIOD	$2,764,074,405	$2,711,584,951	$314,397,743	$324,736,355

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$68,669,068	$43,482,957	$5,867,508	$3,999,110

OTHER INFORMATION:
Shares outstanding at the beginning of period	660,764,208	613,796,674	136,259,701	129,150,212

Shares sold	25,759,858	72,758,083	1,083,798	2,084,026
Shares issued as reinvestment of dividends	—	21,862,291	—	17,925,989
Shares redeemed	(29,664,559)	(47,652,840)	(8,005,677)	(12,900,526)

Net increase (decrease)	(3,904,701)	46,967,534	(6,921,879)	7,109,489

Shares outstanding at the end of period	656,859,507	660,764,208	129,337,822	136,259,701

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$2,488,811	$8,270,846	$(141,948)	$296,515	$736,434	$1,550,315	$10,274,370	$19,343,960
9,665,115	36,492,214	41,520,963	38,804,225	267,300	7,184,494	68,584,306	87,448,679
(6,053,973)	(6,611,332)	(22,142,751)	64,349,468	(1,128,824)	5,161,646	(30,526,731)	91,555,570

6,099,953	38,151,728	19,236,264	103,450,208	(125,090)	13,896,455	48,331,945	198,348,209

—	(2,722,335)	—	(119,175)	—	(1,059,046)	—	(15,061,844)
—	(22,418,108)	—	(17,468,310)	—	(4,282,390)	—	(78,333,904)

—	(25,140,443)	—	(17,587,485)	—	(5,341,436)	—	(93,395,748)

17,177,180	50,530,295	20,233,733	56,136,417	3,274,902	7,799,776	50,992,601	139,275,450
—	25,140,443	—	17,587,485	—	5,341,436	—	93,395,748
(24,145,505)	(47,802,151)	(23,951,226)	(37,490,815)	(8,146,307)	(16,319,390)	(78,409,781)	(130,627,727)

(6,968,325)	27,868,587	(3,717,493)	36,233,087	(4,871,405)	(3,178,178)	(27,417,180)	102,043,471

(868,372)	40,879,872	15,518,771	122,095,810	(4,996,495)	5,376,841	20,914,765	206,995,932
505,721,749	464,841,877	554,901,996	432,806,186	103,394,156	98,017,315	1,452,033,107	1,245,037,175

$504,853,377	$505,721,749	$570,420,767	$554,901,996	$98,397,661	$103,394,156	$1,472,947,872	$1,452,033,107

$9,535,700	$7,813,509	$57,630	$182,432	$2,354,177	$1,717,714	$28,394,614	$17,265,865

291,434,007	275,365,315	359,318,522	335,357,612	60,396,632	62,318,941	619,888,133	574,306,144

9,944,747	29,611,517	12,841,314	38,971,886	1,912,554	4,806,994	21,449,132	61,230,392
—	14,598,450	—	11,783,010	—	3,270,674	—	41,917,027
(14,029,854)	(28,141,275)	(15,342,525)	(26,793,986)	(4,780,234)	(9,999,977)	(32,978,467)	(57,565,430)

(4,085,107)	16,068,692	(2,501,211)	23,960,910	(2,867,680)	(1,922,309)	(11,529,335)	45,581,989

287,348,900	291,434,007	356,817,311	359,318,522	57,528,952	60,396,632	608,358,798	619,888,133

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$9,302,563	$12,148,232	$1,947,576	$3,881,754
Net realized gain (loss) on investments and futures contracts	—	70	3,350,042	14,133,237
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(24,690,916)	84,667,994	(4,159,141)	5,080,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,388,353)	96,816,296	1,138,477	23,095,229

DISTRIBUTIONS (Notes 1 and 5)
From net investment income	—	(9,884,641)	—	(3,738,706)
From net realized gains	—	(1,196,804)	—	(21,558,240)

Total distributions	—	(11,081,445)	—	(25,296,946)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	37,990,350	93,050,146	3,248,251	5,856,506
Dividends reinvested	—	11,081,445	—	25,296,946
Cost of shares redeemed	(30,885,565)	(29,124,853)	(8,218,103)	(19,724,207)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	7,104,785	75,006,738	(4,969,852)	11,429,245

INCREASE (DECREASE) IN NET ASSETS	(8,283,568)	160,741,589	(3,831,375)	9,227,528
NET ASSETS, BEGINNING OF PERIOD	537,470,082	376,728,493	190,370,915	181,143,387

NET ASSETS, END OF PERIOD	$529,186,514	$537,470,082	$186,539,540	$190,370,915

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$21,450,795	$12,148,232	$5,826,216	$3,867,102

OTHER INFORMATION:
Shares outstanding at the beginning of period	594,344,780	506,896,525	99,760,702	92,999,300

Shares sold	42,004,569	109,396,814	1,680,399	2,942,783
Shares issued as reinvestment of dividends	—	12,707,482	—	13,750,699
Shares redeemed	(34,554,020)	(34,656,041)	(4,254,553)	(9,932,080)

Net increase (decrease)	7,450,549	87,448,255	(2,574,154)	6,761,402

Shares outstanding at the end of period	601,795,329	594,344,780	97,186,548	99,760,702

The accompanying notes are an integral part of these financial statements.

Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$(38,054)	$1,694,924	$(6,386)	$473,638	$(55,830)	$2,753,792	$(172,910)	$8,793,328
635,084	1,450,226	352,899	1,045,438	2,941,101	6,094,685	11,457,469	15,104,286

(586,220)	2,753,539	(303,141)	619,430	(2,331,836)	6,185,688	(8,169,246)	30,791,307

10,810	5,898,689	43,372	2,138,506	553,435	15,034,165	3,115,313	54,688,921

—	(1,539,981)	—	(543,546)	—	(3,028,463)	—	(7,891,832)
—	(1,379,154)	—	(1,150,822)	—	(6,504,889)	—	(15,006,151)

—	(2,919,135)	—	(1,694,368)	—	(9,533,352)	—	(22,897,983)

10,871,238	32,172,908	1,423,834	4,928,903	6,182,795	15,693,916	25,691,149	77,413,289
—	2,919,135	—	1,694,368	—	9,533,352	—	22,897,983
(11,800,569)	(12,952,830)	(1,777,380)	(7,200,626)	(12,190,120)	(22,133,922)	(22,801,676)	(33,093,454)

(929,331)	22,139,213	(353,546)	(577,355)	(6,007,325)	3,093,346	2,889,473	67,217,818

(918,521)	25,118,767	(310,174)	(133,217)	(5,453,890)	8,594,159	6,004,786	99,008,756
100,818,662	75,699,895	25,549,967	25,683,184)	154,985,913	146,391,754	524,852,573	425,843,817

$99,900,141	$100,818,662	$25,239,793	$25,549,967	$149,532,023	$154,985,913	$530,857,359	$524,852,573

$1,751,326	$1,751,326	$490,991	$490,991	$2,885,420	$2,885,420	$9,311,834	$9,311,834

86,397,770	67,312,624	25,359,862	25,875,441	145,270,066	142,136,674	428,449,681	372,702,026

9,332,686	27,753,913	1,416,646	4,824,578	5,781,900	14,745,583	20,909,457	64,222,463
—	2,540,886	—	1,716,264	—	9,148,642	—	19,226,863
(10,156,188)	(11,209,653)	(1,766,841)	(7,056,421)	(11,451,739)	(20,760,833)	(18,542,577)	(27,701,671)

(823,502)	19,085,146	(350,195)	(515,579)	(5,669,839)	3,133,392	2,366,880)	55,747,655

85,574,268	86,397,770	25,009,667	25,359,862	139,600,227	145,270,066	430,816,561	428,449,681

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(226,083)	$10,522,461	$(191,973)	$8,227,039
Net realized gain (loss) on investments and futures contracts	12,588,058	24,263,779	7,332,154	20,606,333
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(6,271,380)	43,536,296	(139,265)	43,362,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,090,595	78,322,536	7,000,916	72,196,332

DISTRIBUTIONS (Notes 1 and 5)
From net investment income	—	(8,443,812)	—	(6,471,545)
From net realized gains	—	(17,549,626)	—	(16,402,087)

Total distributions	—	(25,993,438)	—	(22,873,632)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	44,928,516	126,625,039	47,080,622	106,077,871
Dividends reinvested	—	25,993,438	—	22,873,632
Cost of shares redeemed	(20,661,917)	(23,344,451)	(17,212,296)	(16,853,502)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	24,266,599	129,274,026	29,868,326	112,098,001

INCREASE (DECREASE) IN NET ASSETS	30,357,194	181,603,124	36,869,242	161,420,701
NET ASSETS, BEGINNING OF PERIOD	685,732,414	504,129,290	577,707,160	416,286,459

NET ASSETS, END OF PERIOD	$716,089,608	$685,732,414	$614,576,402	$577,707,160

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$11,340,011	$11,340,011	$9,022,072	$9,022,072

OTHER INFORMATION:
Shares outstanding at the beginning of period	515,854,916	415,825,169	417,986,579	334,109,962

Shares sold	33,518,310	98,079,023	33,789,661	79,451,171
Shares issued as reinvestment of dividends	—	20,203,892	—	17,170,566
Shares redeemed	(15,492,489)	(18,253,168)	(12,352,469)	(12,745,120)

Net increase (decrease)	18,025,821	100,029,747	21,437,192	83,876,617

Shares outstanding at the end of period	533,880,737	515,854,916	439,423,771	417,986,579

The accompanying notes are an integral part of these financial statements.

2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$(161,475)	$6,399,619	$(132,852)	$5,056,427	$(146,410)	$5,479,547	$(90,227)	$3,010,594
5,994,481	17,064,308	2,967,015	13,534,381	4,544,028	16,561,865	944,056	7,016,419

1,215,807	40,982,001	2,956,884	34,637,708	2,202,954	39,378,606	3,016,441	23,769,184

7,048,813	64,445,928	5,791,047	53,228,516	6,600,572	61,420,018	3,870,270	33,796,197

—	(5,090,035)	—	(3,936,958)	—	(4,492,530)	—	(1,952,198)
—	(14,165,396)	—	(12,664,502)	—	(13,839,470)	—	(5,127,131)

—	(19,255,431)	—	(16,601,460)	—	(18,332,000)	—	(7,079,329)

33,004,313	82,835,500	28,070,895	66,867,713	24,446,853	60,429,606	28,179,081	65,362,608
—	19,255,431	—	16,601,460	—	18,332,000	—	7,079,329
(15,810,669)	(14,947,422)	(8,276,390)	(13,006,066)	(13,685,475)	(16,905,936)	(4,212,147)	(6,709,097)

17,193,644	87,143,509	19,794,505	70,463,107	10,761,378	61,855,670	23,966,934	65,732,840

24,242,457	132,334,006	25,585,552	107,090,163	17,361,950	104,943,688	27,837,204	92,449,708
484,171,363	351,837,357	392,787,523	285,697,360	437,350,376	332,406,688	256,498,225	164,048,517

$508,413,820	$484,171,363	$418,373,075	$392,787,523	$454,712,326	$437,350,376	$284,335,429	$256,498,225

$7,120,325	$7,120,325	$5,677,938	$5,677,938	$6,218,541	$6,218,541	$3,442,823	$3,442,823

345,541,845	281,100,694	283,386,019	230,643,020	315,271,648	268,924,524	154,619,686	112,896,396

23,361,008	61,396,950	20,082,996	50,159,660	17,442,381	45,393,704	16,785,232	41,635,209
—	14,298,764	—	12,463,175	—	13,753,057	—	4,440,753
(11,200,378)	(11,254,563)	(5,935,236)	(9,879,836)	(9,816,209)	(12,799,637)	(2,534,760)	(4,352,672)

12,160,630	64,441,151	14,147,760	52,742,999	7,626,172	46,347,124	14,250,472	41,723,290

357,702,475	345,541,845	297,533,779	283,386,019	322,897,820	315,271,648	168,870,158	154,619,686

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2055 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,723)	$279,997	$(17,046)	$3,214,157
Net realized gain (loss) on investments and futures contracts	226,890	644,084	1,649,755	6,595,313
Change in net unrealized appreciation (depreciation) of investments and futures contracts	322,686	1,552,376	(1,796,926)	2,573,385

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	538,853	2,476,457	(164,217)	12,382,855

DISTRIBUTIONS (Notes 1 and 5)
From net investment income	—	—	—	(3,053,002)
From net realized gains	—	—	—	(2,676,902)

Total distributions	—	—	—	(5,729,904)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	19,876,733	29,317,575	7,250,552	20,472,615
Dividends reinvested	—	—	—	5,729,904
Cost of shares redeemed	(1,545,088)	(803,993)	(9,101,992)	(15,859,329)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	18,331,645	28,513,582	(1,851,440)	10,343,190

INCREASE (DECREASE) IN NET ASSETS	18,870,498	30,990,039	(2,015,657)	16,996,141
NET ASSETS, BEGINNING OF PERIOD	34,309,458	3,319,419	156,517,880	139,521,739

NET ASSETS, END OF PERIOD	$53,179,956	$34,309,458	$154,502,223	$156,517,880

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$320,748	$320,748	$3,300,750	$3,300,750

OTHER INFORMATION:
Shares outstanding at the beginning of period	27,964,164	3,191,688	123,302,016	115,118,175

Shares sold	16,016,655	25,479,233	5,723,926	16,225,324
Shares issued as reinvestment of dividends	—	—	—	4,593,518
Shares redeemed	(1,255,044)	(706,757)	(7,201,767)	(12,635,001)

Net Increase (decrease)	14,761,611	24,772,476	(1,477,841)	8,183,841

Shares outstanding at the end of period	42,725,775	27,964,164	121,824,175	123,302,016

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund		Mid-Term Bond Fund		Bond Fund
For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017

$(33,512)	$7,062,679	$(27,157)	$4,664,572	$490,997	$462,689	$6,681,324	$12,308,919	$18,431,043	$34,954,410
6,599,827	21,830,015	7,050,597	18,565,041	437	445	(1,146,214)	237,075	(978,663)	(77,618)
(4,148,230)	18,562,193	(3,766,796)	20,157,123	1,149	306	(10,463,935)	(1,156,836)	(37,071,311)	5,518,377

2,418,085	47,454,887	3,256,644	43,386,736	492,583	463,440	(4,928,825)	11,389,158	(19,618,931)	40,395,169

—	(6,887,282)	—	(4,432,394)	—	(83,111)	—	(11,551,692)	—	(32,730,237)
—	(10,932,002)	—	(15,484,011)	—	—	—	(711,903)	—	(2,242,695)

—	(17,819,284)	—	(19,916,405)	—	(83,111)	—	(12,263,595)	—	(34,972,932)

12,655,724	33,445,237	6,012,431	17,881,824	14,830,600	21,771,292	52,675,509	109,137,538	103,120,265	215,994,313
—	17,819,284	—	19,916,405	—	83,111	—	12,263,595	—	34,972,932
(15,849,176)	(30,723,099)	(14,130,808)	(20,548,822)	(10,025,473)	(14,482,315)	(31,857,417)	(54,594,230)	(48,525,437)	(90,752,819)

(3,193,452)	20,541,422	(8,118,377)	17,249,407	4,805,127	7,372,088	20,818,092	66,806,903	54,594,828	160,214,426

(775,367)	50,177,025	(4,861,733)	40,719,738	5,297,710	7,752,417	15,889,267	65,932,466	34,975,897	165,636,663
397,184,939	347,007,914	304,449,364	263,729,626	70,799,393	63,046,976	558,203,017	492,270,551	1,274,128,031	1,108,491,368

$396,409,572	$397,184,939	$299,587,631	$304,449,364	$76,097,103	$70,799,393	$574,092,284	$558,203,017	$1,309,103,928	$1,274,128,031

$7,438,128	$7,438,128	$5,093,663	$5,093,663	$953,686	$462,689	$18,990,241	$12,308,917	$53,385,453	$34,954,410

255,351,823	241,781,963	171,830,878	161,691,427	58,802,424	52,661,579	536,217,943	472,826,923	883,024,833	772,998,898

8,102,611	21,951,443	3,355,154	10,327,417	12,260,234	18,140,836	51,083,171	103,442,063	72,688,092	148,034,706
—	11,825,574	—	11,668,789	—	69,182	—	11,754,947	—	24,255,513
(10,166,379)	(20,207,157)	(7,919,548)	(11,856,755)	(8,306,701)	(12,069,173)	(30,910,455)	(51,805,990)	(34,194,443)	(62,264,284)

(2,063,768)	13,569,860	(4,564,394)	10,139,451	3,953,533	6,140,845	20,172,716	63,391,020	38,493,649	110,025,935

253,288,055	255,351,823	167,266,484	171,830,878	62,755,957	58,802,424	556,390,659	536,217,943	921,518,482	883,024,833

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2018 and the five years ended December 31, 2017 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$4.10		$3.49	$3.26	$3.41	$3.09	$2.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.04		0.07	0.06	0.06	0.06	0.05
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.07		0.67	0.32	(0.03)	0.35	0.70

Total From Investment Operations	0.11		0.74	0.38	0.03	0.41	0.75

Less Distributions
From Net Investment Income	—		(0.06)	(0.06)	(0.06)	(0.05)	(0.04)
From Net Realized Gains	—		(0.07)	(0.09)	(0.12)	(0.04)	(0.02)

Total Distributions	—		(0.13)	(0.15)	(0.18)	(0.09)	(0.06)

Net Asset Value, End of Period	$4.21		$4.10	$3.49	$3.26	$3.41	$3.09

Total Return (%)(h)	2.55	(b)	21.65	11.80	1.24	13.49	32.02
Net Assets, End of Period ($ millions)	2,764		2,712	2,143	1,854	1,789	1,556
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.78	(c)	1.85	2.03	1.94	1.82	1.87
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.13	(c)	0.14	0.14	0.15	0.17	0.19
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(c)	0.13 (e)	0.14	0.15	0.17	0.19
Portfolio Turnover Rate (%)(a)	1.86	(b)	5.23	5.58	4.74	8.07	3.90

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA	= Not Applicable

The accompanying notes are an integral part of these financial statements.

All America Fund							Small Cap Value Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017	2016	2015	2014	2013			2017	2016	2015	2014	2013
$2.38		$2.29	$2.22	$2.42	$2.38	$1.85	$1.74		$1.69	$1.44	$1.61	$1.72	$1.35

0.02		0.03	0.03	0.03	0.03	0.03	0.01		0.03	0.02	0.02	0.02	0.03
0.03		0.39	0.21	(0.03)	0.23	0.55	0.01		0.11	0.26	(0.08)	0.06	0.36

0.05		0.42	0.24	—	0.26	0.58	0.02		0.14	0.28	(0.06)	0.08	0.39

—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	—		(0.01)	(0.01)	(0.01)	(0.02)	(0.02)
—		(0.30)	(0.14)	(0.15)	(0.19)	(0.02)	—		(0.08)	(0.02)	(0.10)	(0.17)	—

—		(0.33)	(0.17)	(0.18)	(0.22)	(0.05)	—		(0.09)	(0.03)	(0.11)	(0.19)	(0.02)

$2.43		$2.38	$2.29	$2.22	$2.42	$2.38	$1.76		$1.74	$1.69	$1.44	$1.61	$1.72

1.99	(b)	19.41	11.49	(0.04)	11.16	32.13	1.25	(b)	8.29	20.04	(3.40)	5.17	29.35
314		325	296	295	324	318	505		506	465	376	393	382
1.20	(c)	1.33	1.42	1.32	1.35	1.44	1.00	(c)	1.75	1.17	1.14	1.02	1.70
0.51	(c)	0.51	0.53	0.55	0.49	0.51	0.81	(c)	0.81	0.82	0.83	0.84	0.87
0.51	(c)	0.51	0.53	0.55	0.49	0.51	0.81	(c)	0.80 (e)	0.82	0.83	0.84	0.87
8.56	(b)	22.28	40.10	14.73	15.38	28.48	11.30	(b)	34.36	32.06	19.03	38.09	41.36

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.54		$1.29		$1.32	$1.54	$1.58	$1.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	—	(g)	— (g)	— (g)	— (g)	— (g)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		0.30		0.10	(0.03)	0.09	0.47

Total From Investment Operations	0.06		0.30		0.10	(0.03)	0.09	0.47

Less Distributions
From Net Investment Income	—		—	(g)	—	—	— (g)	—
From Net Realized Gains	—		(0.05)		(0.13)	(0.19)	(0.13)	(0.11)

Total Distributions	—		(0.05)		(0.13)	(0.19)	(0.13)	(0.11)

Net Asset Value, End of Period	$1.60		$1.54		$1.29	$1.32	$1.54	$1.58

Total Return (%)(h)	3.52	(b)	23.82		8.10	(2.39)	5.70	41.19
Net Assets, End of Period ($ millions)	570		555		433	402	412	424
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(c)	0.06		0.06	(0.12)	(0.09)	0.19
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.81	(c)	0.82		0.82	0.83	0.84	0.86
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	(c)	0.80	(e)	0.82	0.83	0.84	0.86
Portfolio Turnover Rate (%)(a)	33.05	(b)	62.33		53.80	67.83	67.58	53.36

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund							Mid-Cap Equity Index Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017	2016	2015	2014	2013			2017	2016	2015	2014	2013
$1.71		$1.57	$1.46	$1.63	$1.53	$1.23	$2.34		$2.17	$1.95	$2.16	$2.08	$1.63

0.01		0.03	0.02	0.02	0.02	0.01	0.02		0.03	0.03	0.03	0.03	0.02
(0.01)		0.20	0.20	(0.08)	0.19	0.33	0.06		0.31	0.36	(0.08)	0.17	0.51

—		0.23	0.22	(0.06)	0.21	0.34	0.08		0.34	0.39	(0.05)	0.20	0.53

—		(0.02)	(0.02)	(0.02)	(0.01)	(0.01)	—		(0.03)	(0.03)	(0.02)	(0.02)	(0.02)
—		(0.07)	(0.09)	(0.10)	(0.10)	(0.03)	—		(0.14)	(0.14)	(0.14)	(0.10)	(0.06)

—		(0.09)	(0.11)	(0.12)	(0.11)	(0.04)	—		(0.17)	(0.17)	(0.16)	(0.12)	(0.08)

$1.71		$1.71	$1.57	$1.46	$1.63	$1.53	$2.42		$2.34	$2.17	$1.95	$2.16	$2.08

(0.09	)(b)	14.92	16.18	(3.34)	13.82	27.78	3.38	(b)	16.05	20.51	(2.37)	9.63	33.21
98		103	98	82	92	72	1,473		1,452	1,245	977	1,001	902
1.47	(c)	1.55	1.48	1.45	1.25	1.08	1.41	(c)	1.46	1.60	1.45	1.31	1.25
0.65	(c)	0.64	0.66	0.65	0.64	0.66	0.14	(c)	0.14	0.15	0.16	0.17	0.19
0.65	(c)	0.64	0.66	0.65	0.64	0.66	0.14	(c)	0.14 (e)	0.15	0.16	0.17	0.19
5.89	(b)	24.09	25.80	15.86	40.91	36.42	11.32	(b)	19.36	21.75	21.67	16.29	13.30

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	International Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$0.90		$0.74		$0.75	$0.77	$0.84	$0.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.02		0.02		0.02	0.01	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.04)		0.16		(0.01)	(0.01)	(0.08)	0.13

Total From Investment Operations	(0.02)		0.18		0.01	—	(0.06)	0.15

Less Distributions
From Net Investment Income	—		(0.02)		(0.02)	(0.02)	(0.01)	(0.02)
From Net Realized Gains	—		—	(g)	— (g)	— (g)	— (g)	—

Total Distributions	—		(0.02)		(0.02)	(0.02)	(0.01)	(0.02)

Net Asset Value, End of Period	$0.88		$0.90		$0.74	$0.75	$0.77	$0.84

Total Return (%)(h)	(2.74	)(b)	24.47		1.69	(0.63)	(6.03)	21.00
Net Assets, End of Period ($ millions)	529		537		377	319	264	174
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.40	(c)	2.67		2.94	2.47	3.48	2.76
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.12	(c)	0.12		0.13	0.14	0.17	0.18
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.12	(c)	0.12	(e)	0.13	0.14	0.17	0.18
Portfolio Turnover Rate (%)(a)	—	(b)	—		3.08	—	0.61	10.22

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Composite Fund							Retirement Income Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017	2016	2015	2014	2013			2017	2016	2015	2014	2013
$1.91		$1.95	$1.96	$2.00	$1.87	$1.64	$1.17		$1.12	$1.12	$1.16	$1.13	$1.07

0.02		0.04	0.04	0.04	0.04	0.04	—	(g)	0.02	0.02	0.02	0.02	0.02
(0.01)		0.21	0.11	(0.02)	0.13	0.23	—	(g)	0.07	0.04	(0.01)	0.05	0.06

0.01		0.25	0.15	0.02	0.17	0.27	—		0.09	0.06	0.01	0.07	0.08

—		(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	—		(0.02)	(0.02)	(0.02)	(0.02)	— (g)
—		(0.25)	(0.12)	(0.02)	—	—	—		(0.02)	(0.04)	(0.03)	(0.02)	(0.02)

—		(0.29)	(0.16)	(0.06)	(0.04)	(0.04)	—		(0.04)	(0.06)	(0.05)	(0.04)	(0.02)

$1.92		$1.91	$1.95	$1.96	$2.00	$1.87	$1.17		$1.17	$1.12	$1.12	$1.16	$1.13

0.58	(b)	13.37	7.92	0.80	9.10	16.37	0.04	(b)	7.35	6.18	0.49	6.50	7.40
187		190	181	180	194	186	100		101	76	63	54	40
2.07	(c)	2.11	2.10	1.93	2.09	2.04	(0.08	)(c)	2.01	2.26	2.35	2.21	2.18
0.50	(c)	0.51	0.52	0.53	0.49	0.51	0.08	(c)	0.08	0.09	0.09	0.05	0.05
0.50	(c)	0.50 (e)	0.52	0.53	0.49	0.51	0.08	(c)	0.06 (e)	0.09	0.05	0.05	0.05
18.22	(b)	60.13	57.40	13.13	12.31	20.98	12.86	(b)	18.54	16.88	22.64	17.63	24.01

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2010 Retirement Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.01		$0.99	$1.01	$1.09	$1.06	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	0.03	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	(g)	0.06	0.04	(0.02)	0.06	0.09

Total From Investment Operations	—		0.09	0.06	—	0.08	0.11

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)	(0.02)	— (g)
From Net Realized Gains	—		(0.05)	(0.06)	(0.06)	(0.03)	(0.05)

Total Distributions	—		(0.07)	(0.08)	(0.08)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.01		$1.01	$0.99	$1.01	$1.09	$1.06

Total Return (%)(h)	0.17	(b)	9.06	6.87	0.40	6.93	11.78
Net Assets, End of Period ($ millions)	25		26	26	26	27	24
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(c)	1.92	2.15	2.10	2.06	2.09
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.12	(c)	0.12	0.12	0.12	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.01 (e)	0.05	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	12.95	(b)	24.48	24.58	23.28	20.45	19.60

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2015 Retirement Fund							2020 Retirement Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017	2016	2015	2014	2013			2017	2016	2015	2014	2013
$1.07		$1.03	$1.05	$1.13	$1.10	$1.00	$1.23		$1.14	$1.12	$1.18	$1.13	$0.99

—	(g)	0.02	0.02	0.02	0.02	0.02	—	(g)	0.02	0.02	0.02	0.02	0.02
—	(g)	0.09	0.05	(0.02)	0.06	0.12	—	(g)	0.13	0.07	(0.01)	0.06	0.14

—		0.11	0.07	—	0.08	0.14	—		0.15	0.09	0.01	0.08	0.16

—		(0.02)	(0.02)	(0.02)	(0.02)	— (g)	—		(0.02)	(0.02)	(0.02)	(0.02)	— (g)
—		(0.05)	(0.07)	(0.06)	(0.03)	(0.04)	—		(0.04)	(0.05)	(0.05)	(0.01)	(0.02)

—		(0.07)	(0.09)	(0.08)	(0.05)	(0.04)	—		(0.06)	(0.07)	(0.07)	(0.03)	(0.02)

$1.07		$1.07	$1.03	$1.05	$1.13	$1.10	$1.23		$1.23	$1.14	$1.12	$1.18	$1.13

0.40	(b)	10.64	7.72	0.27	7.16	14.80	0.59	(b)	12.52	8.57	0.13	7.36	17.72
150		155	146	149	154	138	531		525	426	364	320	251
(0.07	)(c)	1.85	2.07	2.07	2.00	2.07	(0.07	)(c)	1.89	2.03	2.06	1.92	1.85
0.07	(c)	0.07	0.08	0.07	0.05	0.05	0.07	(c)	0.07	0.07	0.07	0.05	0.05
0.07	(c)	0.07	0.08	0.07	0.05	0.05	0.07	(c)	0.07	0.07	0.07	0.05	0.05
7.79	(b)	14.98	12.96	17.75	16.41	11.83	7.01	(b)	7.09	7.99	7.76	9.54	3.56

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.33		$1.21	$1.17	$1.23	$1.16	$0.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.01		0.16	0.09	(0.02)	0.08	0.18

Total From Investment Operations	0.01		0.18	0.11	—	0.10	0.20

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)	(0.02)	— (g)
From Net Realized Gains	—		(0.04)	(0.05)	(0.04)	(0.01)	(0.02)

Total Distributions	—		(0.06)	(0.07)	(0.06)	(0.03)	(0.02)

Net Asset Value, End of Period	$1.34		$1.33	$1.21	$1.17	$1.23	$1.16

Total Return (%)(h)	0.90	(b)	14.44	9.84	(0.10)	8.00	21.11
Net Assets, End of Period ($ millions)	716		686	504	396	331	257
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.06	)(c)	1.81	1.91	1.91	1.75	1.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.06	(c)	0.07	0.07	0.07	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.06	(c)	0.07	0.07	0.07	0.05	0.05
Portfolio Turnover Rate (%)(a)	5.29	(b)	5.78	5.27	4.36	6.00	1.49

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2030 Retirement Fund							2035 Retirement Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017	2016	2015	2014	2013			2017	2016	2015	2014	2013
$1.38		$1.25	$1.20	$1.27	$1.19	$0.98	$1.40		$1.25	$1.20	$1.27	$1.20	$0.97

—	(g)	0.02	0.02	0.02	0.02	0.02	—	(g)	0.02	0.02	0.02	0.01	0.01
0.02		0.17	0.11	(0.02)	0.09	0.21	0.02		0.20	0.11	(0.03)	0.08	0.24

0.02		0.19	0.13	—	0.11	0.23	0.02		0.22	0.13	(0.01)	0.09	0.25

—		(0.02)	(0.02)	(0.02)	(0.02)	— (g)	—		(0.02)	(0.02)	(0.02)	(0.01)	— (g)
—		(0.04)	(0.06)	(0.05)	(0.01)	(0.02)	—		(0.05)	(0.06)	(0.04)	(0.01)	(0.02)

—		(0.06)	(0.08)	(0.07)	(0.03)	(0.02)	—		(0.07)	(0.08)	(0.06)	(0.02)	(0.02)

$1.40		$1.38	$1.25	$1.20	$1.27	$1.19	$1.42		$1.40	$1.25	$1.20	$1.27	$1.20

1.19	(b)	16.01	10.73	(0.22)	8.44	23.72	1.44	(b)	17.15	11.43	(0.37)	8.26	25.92
615		578	416	328	277	212	508		484	352	271	230	173
(0.06	)(c)	1.69	1.78	1.81	1.66	1.60	(0.07	)(c)	1.57	1.67	1.68	1.52	1.47
0.06	(c)	0.07	0.07	0.07	0.05	0.05	0.07	(c)	0.07	0.07	0.07	0.05	0.05
0.06	(c)	0.07	0.07	0.07	0.05	0.05	0.07	(c)	0.07	0.07	0.07	0.05	0.05
3.59	(b)	5.75	5.12	4.83	5.52	1.58	3.20	(b)	4.02	4.98	5.16	4.29	1.76

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.39		$1.24	$1.19	$1.26	$1.20	$0.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	0.01	0.02	0.02	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.02		0.20	0.11	(0.03)	0.08	0.25

Total From Investment Operations	0.02		0.21	0.13	(0.01)	0.09	0.26

Less Distributions
From Net Investment Income	—		(0.01)	(0.02)	(0.02)	(0.01)	— (g)
From Net Realized Gains	—		(0.05)	(0.06)	(0.04)	(0.02)	(0.02)

Total Distributions	—		(0.06)	(0.08)	(0.06)	(0.03)	(0.02)

Net Asset Value, End of Period	$1.41		$1.39	$1.24	$1.19	$1.26	$1.20

Total Return (%)(h)	1.45	(b)	17.40	11.66	(0.64)	7.71	27.20
Net Assets, End of Period ($ millions)	418		393	286	222	189	148
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)(c)	1.53	1.59	1.58	1.40	1.39
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	0.07	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	0.07	0.05	0.05
Portfolio Turnover Rate (%)(a)	2.10	(b)	4.07	5.23	5.17	4.31	1.37

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2045 Retirement Fund							2050 Retirement Fund									2055 Retirement Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,							Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Period Ended December 31, 2016(f)
		2017	2016	2015	2014	2013			2017	2016	2015	2014		2013
$1.39		$1.24	$1.19	$1.26	$1.20	$0.96	$1.66		$1.45	$1.35	$1.39	$1.30		$1.02		$1.23		$1.04		$1.00

—	(g)	0.01	0.02	0.02	0.01	0.01	—	(g)	0.01	0.01	0.03	0.01		—	(g)	—	(g)	—	(g)	—	(g)
0.02		0.20	0.12	(0.03)	0.07	0.25	0.02		0.25	0.14	(0.04)	0.08		0.28		0.01		0.19		0.04

0.02		0.21	0.14	(0.01)	0.08	0.26	0.02		0.26	0.15	(0.01)	0.09		0.28		0.01		0.19		0.04

—		(0.01)	(0.02)	(0.02)	(0.01)	— (g)	—		(0.01)	(0.01)	(0.01)	—	(g)	—	(g)	—		—		—
—		(0.05)	(0.07)	(0.04)	(0.01)	(0.02)	—		(0.04)	(0.04)	(0.02)	—	(g)	—	(g)	—		—		—

—		(0.06)	(0.09)	(0.06)	(0.02)	(0.02)	—		(0.05)	(0.05)	(0.03)	—		—		—		—		—

$1.41		$1.39	$1.24	$1.19	$1.26	$1.20	$1.68		$1.66	$1.45	$1.35	$1.39		$1.30		$1.24		$1.23		$1.04

1.51	(b)	17.62	11.68	(0.69)	7.36	27.68	1.50	(b)	17.86	11.78	(0.73)	7.15		28.17		1.45	(b)	17.99		4.01	(b)
455		437	332	265	232	186	284		256	164	94	50		20		53		34		3
(0.07	)(c)	1.45	1.54	1.55	1.37	1.37	(0.07	)(c)	1.47	1.58	1.65	1.47		0.54		(0.05	)(c)	1.90		(0.05	)(c)
0.07	(c)	0.07	0.07	0.07	0.05	0.05	0.07	(c)	0.07	0.08	0.09	0.05		0.05		0.10	(c)	0.14		0.50	(c)
0.07	(c)	0.07	0.07	0.07	0.05	0.05	0.07	(c)	0.07 (e)	0.08	0.05	0.05		0.05		0.05	(c)	0.05		0.05	(c)
2.69	(b)	4.46	3.91	4.40	3.48	0.93	1.64	(b)	3.75	2.67	2.67	1.53		1.22		3.90	(b)	4.32		22.25	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.27		$1.21	$1.20	$1.25	$1.22	$1.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	0.03	0.03	0.02	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	(g)	0.08	0.04	(0.01)	0.05	0.05

Total From Investment Operations	—		0.11	0.07	0.01	0.08	0.08

Less Distributions
From Net Investment Income	—		(0.03)	(0.03)	(0.03)	(0.03)	— (g)
From Net Realized Gains	—		(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Total Distributions	—		(0.05)	(0.06)	(0.06)	(0.05)	(0.01)

Net Asset Value, End of Period	$1.27		$1.27	$1.21	$1.20	$1.25	$1.22

Total Return (%)(h)	(0.09	)(b)	8.92	6.71	0.44	6.62	7.34
Net Assets, End of Period ($ millions)	155		157	140	128	123	98
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.02	)(c)	2.20	2.31	2.32	2.31	2.45
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.02	(c)	0.02	0.03	0.02	—	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.02	(c)	0.02	0.03	0.02	—	—
Portfolio Turnover Rate (%)(a)	5.24	(b)	23.64	8.89	10.58	17.24	10.16

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund							Aggressive Allocation Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017	2016	2015	2014	2013			2017	2016	2015	2014	2013
$1.56		$1.44	$1.41	$1.52	$1.45	$1.27	$1.77		$1.63	$1.60	$1.77	$1.69	$1.38

—	(g)	0.03	0.03	0.03	0.03	0.03	—	(g)	0.03	0.03	0.03	0.03	0.03

0.01		0.17	0.10	(0.03)	0.09	0.16	0.02		0.24	0.14	(0.05)	0.11	0.30

0.01		0.20	0.13	—	0.12	0.19	0.02		0.27	0.17	(0.02)	0.14	0.33

—		(0.03)	(0.03)	(0.03)	(0.03)	— (g)	—		(0.03)	(0.03)	(0.03)	(0.03)	— (g)
—		(0.05)	(0.07)	(0.08)	(0.02)	(0.01)	—		(0.10)	(0.11)	(0.12)	(0.03)	(0.02)

—		(0.08)	(0.10)	(0.11)	(0.05)	(0.01)	—		(0.13)	(0.14)	(0.15)	(0.06)	(0.02)

$1.57		$1.56	$1.44	$1.41	$1.52	$1.45	$1.79		$1.77	$1.63	$1.60	$1.77	$1.69

0.61	(b)	13.72	9.08	0.16	7.71	15.66	1.09	(b)	16.64	10.86	(0.38)	7.66	24.19
396		397	347	316	315	281	300		304	264	249	255	236
(0.02	)(c)	1.90	2.08	2.09	1.95	2.09	(0.02	)(c)	1.65	1.74	1.81	1.60	1.75
0.02	(c)	0.02	0.02	0.02	—	—	0.02	(c)	0.02	0.02	0.02	—	—
0.02	(c)	0.02	0.02	0.02	—	—	0.02	(c)	0.02	0.02	0.02	—	—
4.02	(b)	12.05	6.65	8.10	13.87	4.71	2.99	(b)	9.55	9.51	7.86	19.61	4.93

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
			2017		2016		2015		2014		2013
Net Asset Value, Beginning of Period	$1.20		$1.20		$1.20		$1.20		$1.20		$1.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.01		—	(g)	—	(g)	—	(g)	—	(g)	—	(g)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	(g)	—	(g)	—	(g)	—	(g)	—	(g)	—	(g)

Total From Investment Operations	0.01		—		—		—		—		—

Less Distributions
From Net Investment Income	—		—	(g)	—		—		—		—
From Net Realized Gains	—		—		—		—		—		—

Total Distributions	—		—		—		—		—		—

Net Asset Value, End of Period	$1.21		$1.20		$1.20		$1.20		$1.20		$1.20

Total Return (%)(h)	0.71	(b)	0.70		0.14		(0.11)		(0.14)		(0.16)
Net Assets, End of Period ($ millions)	76		71		63		67		77		84
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.42	(c)	0.70		0.13		(0.11)		(0.14)		(0.16)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	(c)	0.25		0.28		0.26		0.24		0.27
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.25	(c)	0.24	(e)	0.28		0.26		0.24		0.27
Portfolio Turnover Rate (%)(a)	NA		NA		NA		NA		NA		NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Mid-Term Bond Fund								Bond Fund
Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2018 (Unaudited)		Years Ended December 31,
		2017		2016	2015	2014	2013			2017		2016	2015	2014	2013
$1.04		$1.04		$1.03	$1.06	$1.05	$1.09	$1.44		$1.43		$1.41	$1.45	$1.41	$1.47

0.01		0.02		0.03	0.03	0.03	0.03	0.02		0.04		0.04	0.04	0.04	0.05

(0.02)		—	(g)	0.01	(0.03)	0.02	(0.04)	(0.04)		0.01		0.02	(0.03)	0.04	(0.06)

(0.01)		0.02		0.04	—	0.05	(0.01)	(0.02)		0.05		0.06	0.01	0.08	(0.01)

—		(0.02)		(0.03)	(0.03)	(0.03)	(0.03)	—		(0.04)		(0.04)	(0.05)	(0.04)	(0.05)
—		—	(g)	— (g)	— (g)	(0.01)	— (g)	—		—	(g)	— (g)	— (g)	—	— (g)

—		(0.02)		(0.03)	(0.03)	(0.04)	(0.03)	—		(0.04)		(0.04)	(0.05)	(0.04)	(0.05)

$1.03		$1.04		$1.04	$1.03	$1.06	$1.05	$1.42		$1.44		$1.43	$1.41	$1.45	$1.41

(0.88	)(b)	2.32		3.51	0.61	3.22	(0.55)	(1.54	)(b)	3.62		4.71	0.33	6.31	(0.91)
574		558		492	452	435	392	1,309		1,274		1,108	1,007	956	804
2.42	(c)	2.37		2.45	2.68	2.57	2.77	2.93	(c)	2.98		3.07	2.93	3.59	3.35
0.46	(c)	0.47		0.46	0.46	0.49	0.51	0.45	(c)	0.45		0.45	0.45	0.48	0.51
0.46	(c)	0.45	(e)	0.46	0.46	0.49	0.51	0.45	(c)	0.44	(e)	0.45	0.45	0.48	0.51
8.98	(b)	14.18		17.52	19.07	36.56	23.94	4.77	(b)	10.65		13.54	27.51	15.00	27.41

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the funds through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2018, there were 25 active funds (collectively, “the Funds”): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund and 2055 Retirement Fund (collectively, “Retirement Funds”); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, “Allocation Funds”). The 2055 Retirement Fund commenced operations on October 1, 2016.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Funds and Allocation Funds.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2018, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2018. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2018:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$2,710,775,800	—	—		$2,710,775,800
Short-Term Debt Securities	—	$49,522,482	—		$49,522,482

	$2,710,775,800	$49,522,482	—		$2,760,298,282
All America Fund
Common Stock-Indexed	$174,546,377	—	—		$174,546,377
Common Stock-Active	$131,536,144	—	$285,375	(1)	$131,821,519
Short-Term Debt Securities-Indexed	—	$2,995,292	—		$2,995,292
Short-Term Debt Securities-Active	—	$4,399,535	—		$4,399,535

	$306,082,521	$7,394,827	$285,375		$313,762,723
Small Cap Value Fund
Common Stock	$487,295,823	—	$3,206,125	(1)	$490,501,948
Short-Term Debt Securities	—	$10,681,538	—		$10,681,538

	$487,295,823	$10,681,538	$3,206,125		$501,183,486
Small Cap Growth Fund
Common Stock	$552,022,932	—	—	(1)	$552,022,932
Short-Term Debt Securities	—	$18,157,609	—		$18,157,609

	$552,022,932	$18,157,609	—		$570,180,541
Mid Cap Value Fund
Common Stock	$96,496,046	—	—		$96,496,046
Short-Term Debt Securities		$1,699,821	—		$1,699,821

	$96,496,046	$1,699,821	—		$98,195,867
Mid-Cap Equity Index Fund
Common Stock	$1,437,872,029	—	—		$1,437,872,029
Short-Term Debt Securities		$29,241,827	—		$29,241,827

	$1,437,872,029	$29,241,827	—		$1,467,113,856
International Fund
Common Stock	$503,223,284	—	—		$503,223,284
Short-Term Debt Securities	—	$25,872,457	—		$25,872,457

	$503,223,284	$25,872,457	—		$529,095,741
Composite Fund
Common Stock	$112,305,266	—	—		$112,305,266
U.S. Government Debt	—	$25,406,691	—		$25,406,691
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$20,726,327	—		$20,726,327
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$481,303	—		$481,303
Long-Term Corporate Debt	—	$24,261,023	—		$24,261,023
Short-Term Debt Securities	—	$3,399,641	—		$3,399,641

	$112,305,266	$74,274,985	—		$186,580,251
Retirement Income Fund
Common Stock	$99,901,969	—	—		$99,901,969
2010 Retirement Fund
Common Stock	$25,240,575	—	—		$25,240,575

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2015 Retirement Fund
Common Stock	$149,534,339	—	—	$149,534,339
2020 Retirement Fund
Common Stock	$530,861,806	—	—	$530,861,806
2025 Retirement Fund
Common Stock	$716,095,368	—	—	$716,095,368
2030 Retirement Fund
Common Stock	$614,581,294	—	—	$614,581,294
2035 Retirement Fund
Common Stock	$508,417,440	—	—	$508,417,440
2040 Retirement Fund
Common Stock	$418,376,462	—	—	$418,376,462
2045 Retirement Fund
Common Stock	$454,716,040	—	—	$454,716,040
2050 Retirement Fund
Common Stock	$284,337,415	—	—	$284,337,415
2055 Retirement Fund
Common Stock	$53,180,219	—	—	$53,180,219
Conservative Allocation Fund
Common Stock	$154,502,573	—	—	$154,502,573
Moderate Allocation Fund
Common Stock	$396,410,290	—	—	$396,410,290
Aggressive Allocation Fund
Common Stock	$299,589,104	—	—	$299,589,104
Money Market Fund
U.S. Government Debt	—	$18,756,558	—	$18,756,558
U.S. Government Agency Short-Term Debt	—	$11,388,673	—	$11,388,673
Commercial Paper	—	$45,916,950	—	$45,916,950

	—	$76,062,181	—	$76,062,181
Mid-Term Bond Fund
U.S. Government Debt	—	$271,813,515	—	$271,813,515
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$1,485	—	$1,485
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$36,105,057	—	$36,105,057
Long-Term Corporate Debt	—	$261,465,774	—	$261,465,774
Short-Term Debt Securities	—	$999,893	—	$999,893

	—	$570,385,724	—	$570,385,724
Bond Fund
U.S. Government Debt	—	$387,998,251	—	$387,998,251
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$348,329,470	—	$348,329,470
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$15,477,824	—	$15,477,824
Long-Term Corporate Debt	—	$548,143,061	—	$548,143,061
Sovereign Debt	—	$3,058,355	—	$3,058,355
Short-Term Debt Securities	—	$8,998,665	—	$8,998,665

	—	$1,312,005,626	—	$1,312,005,626

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Other Financial Instruments:*

Equity Index Fund	$(986,045)	—	—	$(986,045)
All America Fund	$(59,488)	—	—	$(59,488)
Mid-Cap Equity Index Fund	$(621,960)	—	—	$(621,960)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2018
	Balance December 31, 2017(a)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Balance June 30, 2018(a)	Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2018 Included in Statements of Operation
All America Fund	$285,375	—	—	—	$285,375	$30,822
Small Cap Value Fund	$3,206,125	—	—	—	$3,206,125	$347,256
Small Cap Growth Fund	—	—	—	—	—	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of June 30, 2018 and for the six months ended June 30, 2018:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net unrealized appreciation (depreciation) of investments and future contracts	$(986,045)	$(59,488)	$(621,960)

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on: Future contracts	$2,649,783	$263,660	$3,637,650

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of:
		Future contracts	$(1,503,140)	$(151,467)	$(847,382)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

During the six months ended June 30, 2018, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $249,315,920, $203,344,271 and $18,139,395, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	20%	7%	—	—	3%	30%	30%	10%
2015 Retirement Fund	25%	8%	1%	1%	5%	30%	25%	5%
2020 Retirement Fund	28%	10%	2%	2%	8%	28%	22%	—
2025 Retirement Fund	31%	12%	4%	4%	10%	25%	14%	—
2030 Retirement Fund	33%	17%	5%	5%	12%	22%	6%	—
2035 Retirement Fund	35%	20%	6%	6%	14%	19%	—	—
2040 Retirement Fund	35%	20%	7%	7%	16%	15%	—	—
2045 Retirement Fund	34%	21%	8%	8%	16%	13%	—	—
2050 Retirement Fund	32%	21%	9%	9%	18%	11%	—	—
2055 Retirement Fund	31%	22%	10%	10%	18%	9%	—	—

Generally, rebalancing of the Retirement Funds’ holdings is performed on a periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Funds’ holdings is performed on a periodic basis.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Change in Target Investments — During the year, the Retirement Funds listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund		Money Market Fund
Retirement Income Fund	—		—		—	—	—	—	(5%	)	5%
2010 Retirement Fund	(2%	)	—		—	—	—	3%	(5%	)	4%
2015 Retirement Fund	(1%	)	—		—	—	—	4%	(5%	)	2%
2020 Retirement Fund	(1%	)	—		—	—	—	2%	(1%	)	—
2025 Retirement Fund	(1%	)	—		—	—	—	—	1%		—
2030 Retirement Fund	(1%	)	—		—	—	—	—	1%		—
2035 Retirement Fund	(1%	)	(1%	)	—	—	1%	1%	—		—
2040 Retirement Fund	(1%	)	(1%	)	—	—	2%	—	—		—
2045 Retirement Fund	(1%	)	(1%	)	—	—	1%	1%	—		—
2050 Retirement Fund	(2%	)	(1%	)	—	—	2%	1%	—		—
2055 Retirement Fund	(1%	)	—		—	—	1%	—	—		—

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds’ net asset values) are made within the funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2018, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2018, the Money Market, Bond and Mid-Term Bond Funds had a cumulative capital loss carry forward of $586, $1,056,281 and $1,146,214, respectively, to offset any future net realized capital gains generated after December 31, 2017.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, International Funds	.075%
Money Market Fund	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Funds indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Through December 31, 2014, they also did not incur operating expenses other than those included in each of the underlying funds in which they invest. Commencing January 1, 2015, the expense allocation methodology was modified such that certain non-advisory operating expenses that can be attributed only to the Retirement and Allocation Funds are now charged directly to those Funds. During 2017, Mutual of America reimbursed the applicable funds $492,285 to reflect the change in the operating expense allocation methodology.

Effective January 1, 2015, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This agreement remains in effect through April 30, 2019 and continues into successive 12 month periods ending April 30 unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2018, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$119,734,564	$26,400,690	$53,916,367	$178,773,544	$5,792,435

Proceeds from sales of investments	$49,525,875	$33,924,634	$59,565,442	$189,186,561	$10,069,709

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$172,528,669	$28,506,282	$33,360,168	$12,961,482	$3,306,385

Proceeds from sales of investments	$156,842,687	$—	$34,492,080	$13,927,736	$3,665,120

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$11,857,912	$39,695,431	$61,174,716	$50,999,799	$32,863,003

Proceeds from sales of investments	$17,920,745	$36,977,931	$37,132,908	$21,322,318	$15,830,362

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

3.	INVESTMENTS (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Cost of investment purchases	$28,151,591	$22,582,092	$28,280,637	$20,003,143	$8,157,510

Proceeds from sales of investments	$8,489,142	$11,966,302	$4,403,066	$1,682,098	$10,025,857

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$15,964,168	$9,007,256	$—	$75,767,349	$128,409,021

Proceeds from sales of investments	$19,190,965	$17,152,636	$—	$49,739,162	$60,033,223

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2018, was $301,993,981; net proceeds from sales for the same period were $297,290,590.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2018 for each of the funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$1,181,953,143	$103,629,512	$129,732,117	$116,928,223	$25,322,631
Unrealized Depreciation	(58,557,954)	(11,970,568)	(24,591,034)	(21,760,976)	(2,884,502)

Net	$1,123,395,189	$91,658,944	$105,141,083	$95,167,247	$22,438,129

Tax Cost of Investments	$1,636,903,093	$222,103,779	$396,042,403	$475,013,294	$75,757,738

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$396,356,695	$45,832,374	$26,111,385	$3,845,882	$1,311,225
Unrealized Depreciation	(57,035,574)	(1,532,900)	(4,094,897)	(1,530,328)	(417,531)

Net	$339,321,121	$44,299,474	$22,016,488	$2,315,554	$893,694

Tax Cost of Investments	$1,127,792,735	$484,796,267	$164,563,763	$97,586,415	$24,346,881

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$14,039,471	$56,438,467	$86,490,473	$87,889,028	$81,212,758
Unrealized Depreciation	(2,013,847)	(5,378,821)	(4,597,099)	(2,765,418)	(1,637,252)

Net	$12,025,624	$51,059,646	$81,893,374	$85,123,610	$79,575,506

Tax Cost of Investments	$137,508,715	$479,802,160	$634,201,994	$529,457,684	$428,841,934

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Unrealized Appreciation	$70,197,368	$84,313,068	$31,897,179	$1,965,933	$8,915,915
Unrealized Depreciation	(1,148,871)	(938,852)	(551,593)	(61,147)	(2,984,730)

Net	$69,048,497	$83,374,216	$31,345,586	$1,904,786	$5,931,185

Tax Cost of Investments	$349,327,965	$371,341,824	$252,991,829	$51,275,433	$148,571,388

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

3.	INVESTMENTS (CONTINUED)

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$60,642,083	$63,744,958	$1,540	$807,002	$7,771,591
Unrealized Depreciation	(4,430,670)	(2,774,197)	0	(11,937,285)	(30,413,993)

Net	$56,211,413	$60,970,761	$1,540	$(11,130,283)	$(22,642,402)

Tax Cost of Investments	$340,198,877	$238,618,343	$76,060,641	$581,516,007	$1,334,648,028

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Investments in affiliated investment companies during the six months ended June 30, 2018 were as follows:

Affiliated Investment Company	Value as of December 31, 2017	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2018
Retirement Income Fund
Bond Fund	$30,339,830	$2,895,235	$(82,239)	$(394,026)	$(2,746,145)	$30,012,655
Equity Index Fund	22,985,867	1,637,512	768,931	(194,298)	(3,256,005)	21,942,007
Mid-Cap Equity Index Fund	5,830,114	409,378	127,615	66,762	(974,422)	5,459,447
Mid-Term Bond Fund	33,475,294	2,865,647	(188,048)	(114,843)	(6,035,782)	30,002,268
Money Market Fund	8,188,254	5,153,710	8,825	50,185	(915,382)	12,485,592

Total	$100,819,359	$12,961,482	$635,084	$(586,220)	$(13,927,736)	$99,901,969

2010 Retirement Fund
Bond Fund	$6,293,782	$1,327,824	$(6,318)	$(90,473)	$(446,015)	$7,078,800
Equity Index Fund	6,550,388	276,131	322,541	(154,455)	(1,196,905)	5,797,700
International Fund	1,197,602	37,967	45,771	(78,768)	(444,865)	757,707
Mid-Cap Equity Index Fund	2,171,404	88,588	37,333	37,881	(328,209)	2,006,997
Mid-Term Bond Fund	8,104,006	437,218	(47,534)	(25,181)	(1,141,724)	7,326,785
Money Market Fund	1,232,370	1,138,657	1,106	7,855	(107,402)	2,272,586

Total	$25,549,552	$3,306,385	$352,899	$(303,141)	$(3,665,120)	$25,240,575

2015 Retirement Fund
Bond Fund	$37,037,812	$6,812,845	$(62,250)	$(510,921)	$(2,824,089)	$40,453,397
Equity Index Fund	46,082,119	1,161,738	2,608,110	(1,462,805)	(5,791,254)	42,597,908
International Fund	8,043,404	225,885	277,849	(492,854)	(2,068,735)	5,985,549
Mid-Cap Equity Index Fund	15,563,312	399,800	266,845	239,594	(846,444)	15,623,107
Mid-Term Bond Fund	40,513,841	1,290,982	(192,029)	(174,124)	(5,498,309)	35,940,361
Money Market Fund	4,430,605	1,876,306	2,584	28,571	(353,990)	5,984,076
Small Cap Growth Fund	1,702,980	45,178	17,310	43,948	(333,465)	1,475,951
Small Cap Value Fund	1,613,834	45,178	22,682	(3,245)	(204,459)	1,473,990

Total	$154,987,907	$11,857,912	$2,941,101	$(2,331,836)	$(17,920,745)	$149,534,339

2020 Retirement Fund
Bond Fund	$118,913,434	$20,626,771	$32,309	$(1,857,593)	$(4,595,379)	$133,119,542
Equity Index Fund	176,011,895	5,825,706	7,025,708	(2,529,081)	(13,897,620)	172,436,608
International Fund	43,021,626	1,617,920	2,063,663	(3,249,370)	(7,539,131)	35,914,708
Mid-Cap Equity Index Fund	62,319,639	2,022,400	2,237,219	(101,490)	(5,750,453)	60,727,315
Mid-Term Bond Fund	101,199,848	8,793,674	(216,021)	(678,804)	(4,004,649)	105,094,048
Small Cap Growth Fund	11,353,121	404,480	85,778	315,729	(366,433)	11,792,675
Small Cap Value Fund	12,036,520	404,480	228,813	(68,637)	(824,266)	11,776,910

Total	$524,856,083	$39,695,431	$11,457,469	$(8,169,246)	$(36,977,931)	$530,861,806

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2017	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2018
2025 Retirement Fund
Bond Fund	$146,500,156	$17,158,352	$76,747	$(2,337,487)	$(3,273,331)	$158,124,437
Equity Index Fund	249,251,940	11,830,415	6,431,787	(127,436)	(13,045,400)	254,341,306
International Fund	67,889,586	3,713,513	1,653,355	(3,619,707)	(6,805,758)	62,830,989
Mid-Cap Equity Index Fund	100,481,819	4,456,215	3,959,381	(489,072)	(10,364,491)	98,043,852
Mid-Term Bond Fund	66,171,743	20,516,808	(74,364)	(499,178)	(1,712,244)	84,402,765
Small Cap Growth Fund	27,616,588	2,014,008	103,819	867,927	(523,733)	30,078,609
Small Cap Value Fund	27,825,050	1,485,405	437,333	(66,427)	(1,407,951)	28,273,410

Total	$685,736,882	$61,174,716	$12,588,058	$(6,271,380)	$(37,132,908)	$716,095,368

2030 Retirement Fund
Bond Fund	$109,699,118	$14,446,395	$4,095	$(1,678,977)	$(2,049,372)	$120,421,259
Equity Index Fund	219,706,306	13,181,871	3,781,091	1,855,545	(7,866,040)	230,658,773
International Fund	66,925,076	4,679,136	796,993	(2,751,168)	(3,328,312)	66,321,725
Mid-Cap Equity Index Fund	108,013,752	6,628,777	1,545,672	2,194,285	(3,586,760)	114,795,726
Mid-Term Bond Fund	12,530,973	8,164,340	(13,520)	(90,360)	(470,234)	20,121,199
Small Cap Growth Fund	30,519,999	1,949,640	417,869	697,338	(1,676,619)	31,908,227
Small Cap Value Fund	30,315,700	1,949,640	799,954	(365,928)	(2,344,981)	30,354,385

Total	$577,710,924	$50,999,799	$7,332,154	$(139,265)	$(21,322,318)	$614,581,294

2035 Retirement Fund
Bond Fund	$70,480,300	$9,235,850	$3,181	$(1,082,203)	$(1,921,081)	$76,716,047
Equity Index Fund	192,847,537	9,881,424	3,392,169	1,534,564	(6,537,836)	201,117,858
International Fund	58,402,327	4,679,998	295,191	(1,964,791)	(1,392,675)	60,020,050
Mid-Cap Equity Index Fund	104,088,009	5,741,244	1,795,345	1,794,548	(4,449,587)	108,969,559
Small Cap Growth Fund	29,357,883	1,668,415	145,759	905,578	(634,086)	31,443,549
Small Cap Value Fund	28,998,455	1,656,072	362,836	28,111	(895,097)	30,150,377

Total	$484,174,511	$32,863,003	$5,994,481	$1,215,807	$(15,830,362)	$508,417,440

2040 Retirement Fund
Bond Fund	$47,746,145	$3,688,400	$39,991	$(768,534)	$(1,248,874)	$49,457,128
Equity Index Fund	151,696,748	8,804,309	1,608,968	2,280,306	(2,981,154)	161,409,177
International Fund	52,895,238	6,089,533	173,022	(1,711,503)	(691,402)	56,754,888
Mid-Cap Equity Index Fund	83,373,933	5,115,909	906,479	1,989,542	(2,711,114)	88,674,749
Small Cap Growth Fund	28,812,042	1,721,253	138,089	901,391	(511,716)	31,061,059
Small Cap Value Fund	28,266,008	2,732,187	100,466	265,682	(344,882)	31,019,461

Total	$392,790,114	$28,151,591	$2,967,015	$2,956,884	$(8,489,142)	$418,376,462

2045 Retirement Fund
Bond Fund	$43,466,532	$4,109,124	$22,174	$(689,127)	$(1,160,382)	$45,748,321
Equity Index Fund	161,362,300	7,737,780	1,814,003	2,267,228	(3,370,080)	169,811,231
International Fund	62,024,178	3,079,810	411,159	(2,166,723)	(1,658,047)	61,690,377
Mid-Cap Equity Index Fund	98,067,970	4,414,566	1,666,670	1,666,578	(3,729,110)	102,086,674
Small Cap Growth Fund	36,630,139	1,620,406	383,909	913,725	(1,271,652)	38,276,527
Small Cap Value Fund	35,802,149	1,620,406	246,113	211,273	(777,031)	37,102,910

Total	$437,353,268	$22,582,092	$4,544,028	$2,202,954	$(11,966,302)	$454,716,040

2050 Retirement Fund
Bond Fund	$21,096,062	$2,679,270	$6,854	$(327,799)	$(551,353)	$22,903,034
Equity Index Fund	90,435,215	8,823,360	604,228	1,709,669	(1,778,935)	99,793,537
International Fund	40,105,630	5,824,451	63,008	(1,300,754)	(383,633)	44,308,702
Mid-Cap Equity Index Fund	57,372,700	5,724,818	268,963	1,744,748	(1,259,809)	63,851,420
Small Cap Growth Fund	24,053,358	2,753,069	(637)	869,055	(214,668)	27,460,177
Small Cap Value Fund	23,436,382	2,475,669	1,640	321,522	(214,668)	26,020,545

Total	$256,499,347	$28,280,637	$944,056	$3,016,441	$(4,403,066)	$284,337,415

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2017	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2018
2055 Retirement Fund
Bond Fund	$2,803,233	$1,763,321	$(1,479)	$(38,378)	$(122,611)	$4,404,086
Equity Index Fund	11,211,191	6,570,352	71,633	233,769	(406,284)	17,680,661
International Fund	5,795,381	3,370,250	69,233	(330,579)	(405,733)	8,498,552
Mid-Cap Equity Index Fund	7,633,789	4,380,728	28,028	293,772	(279,710)	12,056,607
Small Cap Growth Fund	3,473,580	1,959,246	55,042	95,598	(307,333)	5,276,133
Small Cap Value Fund	3,392,424	1,959,246	4,433	68,504	(160,427)	5,264,180

Total	$34,309,598	$20,003,143	$226,890	$322,686	$(1,682,098)	$53,180,219

Conservative Allocation Fund
Bond Fund	$46,426,379	$3,031,856	$(49,768)	$(664,026)	$(2,283,240)	$46,461,201
Equity Index Fund	40,057,603	1,435,613	1,657,798	(660,385)	(3,908,684)	38,581,945
International Fund	7,886,500	287,123	28,201	(242,091)	(458,667)	7,501,066
Mid-Cap Equity Index Fund	8,042,996	287,123	113,340	146,572	(711,487)	7,878,544
Mid-Term Bond Fund	54,104,613	3,115,795	(99,816)	(376,996)	(2,663,779)	54,079,817

Total	$156,518,091	$8,157,510	$1,649,755	$(1,796,926)	$(10,025,857)	$154,502,573

Moderate Allocation Fund
Bond Fund	$97,348,198	$6,597,636	$204,672	$(1,688,459)	$(3,161,379)	$99,300,668
Equity Index Fund	141,098,993	3,296,552	5,246,037	(1,697,770)	(9,378,792)	138,565,020
International Fund	39,684,483	1,151,592	79,761	(1,173,905)	(1,264,552)	38,477,379
Mid-Cap Equity Index Fund	60,709,968	1,412,808	1,167,075	823,386	(3,489,414)	60,623,823
Mid-Term Bond Fund	58,343,848	3,505,580	(97,718)	(411,482)	(1,896,828)	59,443,400

Total	$397,185,490	$15,964,168	$6,599,827	$(4,148,230)	$(19,190,965)	$396,410,290

Aggressive Allocation Fund
Bond Fund	$59,307,942	$4,134,122	$177,094	$(1,075,463)	$(2,602,925)	$59,940,770
Equity Index Fund	107,468,506	1,704,236	4,109,110	(1,416,483)	(7,331,467)	104,533,902
International Fund	45,332,189	1,391,821	134,196	(1,359,022)	(1,952,194)	43,546,990
Mid-Cap Equity Index Fund	61,654,972	973,849	1,853,200	148,735	(3,648,590)	60,982,166
Small Cap Growth Fund	15,366,937	243,462	390,978	131,229	(966,730)	15,165,876
Small Cap Value Fund	15,320,137	559,766	386,019	(195,792)	(650,730)	15,419,400

Total	$304,450,683	$9,007,256	$7,050,597	$(3,766,796)	$(17,152,636)	$299,589,104

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2018, shares authorized were allocated into the 27 series of Funds as follows:

Authorized Number of Shares
Equity Index Fund	900,000,000
All America Fund	200,000,000
Small Cap Value Fund	425,000,000
Small Cap Growth Fund	570,000,000
Small Cap Equity Index Fund**	100,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	850,000,000
International Fund	975,000,000
Composite Fund	150,000,000
Retirement Income Fund	220,000,000
2010 Retirement Fund	50,000,000

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

4.	CAPITAL SHARE ACTIVITY (CONTINUED)

Authorized Number of Shares
2015 Retirement Fund	200,000,000
2020 Retirement Fund	665,000,000
2025 Retirement Fund	925,000,000
2030 Retirement Fund	815,000,000
2035 Retirement Fund	745,000,000
2040 Retirement Fund	585,000,000
2045 Retirement Fund	525,000,000
2050 Retirement Fund	370,000,000
2055 Retirement Fund	200,000,000
2060 Retirement Fund**	100,000,000
Conservative Allocation Fund	165,000,000
Moderate Allocation Fund	320,000,000
Aggressive Allocation Fund	215,000,000
Money Market Fund	125,000,000
Mid-Term Bond Fund	540,000,000
Bond Fund	1,425,000,000

Sub-Total	12,460,000,000
Shares to be allocated at the discretion of the Board of Directors	2,290,000,000

Total	14,750,000,000

**	Fund to commence operations on, or after, July 1, 2018.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On October 3, 2017 and October 4, 2017, required distributions of net investment income and, as applicable, net realized gains relating to 2016 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the 2055 Retirement Fund.

The Funds of Mutual of America Investment Corporation intend to declare and pay their respective tax year 2017 investment company taxable income and capital gains in 2018 in accordance with Internal Revenue Section 855(a).

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2018 and 2017 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2018 and 2017 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Ordinary Income (a)
2018	$0	$0	$0	$0	$0
2017	$42,045,361	$5,437,103	$6,398,744	$1,099,348	$1,059,046
Long-Term Capital Gains
2018	$0	$0	$0	$0	$0
2017	$42,736,188	$35,345,294	$18,741,699	$16,488,137	$4,282,390

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)
2018	$0	$0	$0	$0	$0
2017	$18,442,754	$9,884,641	$4,300,467	$1,539,981	$543,546
Long-Term Capital Gains
2018	$0	$0	$0	$0	$0
2017	$74,952,994	$1,196,804	$20,996,479	$1,379,154	$1,150,822

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)
2018	$0	$0	$0	$0	$0
2017	$3,028,463	$7,891,832	$8,443,812	$6,471,545	$5,090,035
Long-Term Capital Gains
2018	$0	$0	$0	$0	$0
2017	$6,504,889	$15,006,151	$17,549,626	$16,402,087	$14,165,396

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Ordinary Income (a)
2018	$0	$0	$0	$0	$0
2017	$3,936,958	$4,492,530	$1,952,198	$0	$3,053,002
Long-Term Capital Gains
2018	$0	$0	$0	$0	$0
2017	$12,664,502	$13,839,470	$5,127,131	$0	$2,676,902

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2018	$0	$0	$0	$0	$0
2017	$6,887,282	$4,432,394	$83,111	$11,719,948	$33,167,639
Long-Term Capital Gains
2018	$0	$0	$0	$0	$0
2017	$10,932,002	$15,484,011	$0	$543,647	$1,805,293

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2018, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$76,032,171	$20,181,040	$10,329,402	$7,899,236	$2,947,904
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$82,612,457	$11,101,219	$45,553,523	$73,196,960	$6,980,362
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,123,395,189	$91,658,944	$105,141,083	$95,167,247	$22,438,129

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$40,632,197	$21,450,865	$9,679,319	$1,751,326	$490,991
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$146,810,099	$0	$13,765,786	$1,974,326	$1,408,009
Net unrealized appreciation (depreciation) of investments and futures contracts	$339,321,121	$44,299,474	$22,016,488	$2,315,554	$893,694

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$2,885,898	$9,311,834	$11,340,011	$9,023,183	$7,120,325
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$9,038,140	$25,922,227	$35,961,573	$27,058,403	$22,261,293
Net unrealized appreciation (depreciation) of investments and futures contracts	$12,025,624	$51,059,646	$81,893,374	$85,123,610	$79,575,506

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Accumulated undistributed net investment income	$5,677,938	$6,218,541	$3,442,823	$366,872	$3,300,748
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$15,858,574	$20,331,095	$7,578,438	$768,909	$8,327,366
Net unrealized appreciation (depreciation) of investments and futures contracts	$69,048,497	$83,374,216	$31,345,586	$1,904,786	$5,931,185

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$7,438,128	$5,093,663	$953,686	$19,029,106	$53,385,453
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$27,003,441	$23,747,521	$(586)	$(946,966)	$(1,056,281)
Net unrealized appreciation (depreciation) of investments and futures contracts	$56,211,413	$60,970,761	$1,540	$(11,130,283)	$(22,642,402)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the six months ended June 30, 2018, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the six months ended June 30, 2018, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$592,447	$(45,976)	$(766,620)	$17,146	$(99,971)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(592,447)	$45,976	$766,620	$(17,146)	$99,971

Paid in capital	$0	$0	$0	$0	$0

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$854,379	$0	$11,538	$38,054	$6,386
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(854,379)	$0	$(11,538)	$0	$0

Paid in capital	$0	$0	$0	$(38,054)	$(6,386)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2018

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$55,830	$172,910	$226,083	$191,973	$161,475
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(1,772)	$0	$0	$0	$0

Paid in capital	$(54,058)	$(172,910)	$(226,083)	$(191,973)	$(161,475)

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Accumulated undistributed net investment income	$132,852	$146,410	$90,227	$10,723	$17,046
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0

Paid in capital	$(132,852)	$(146,410)	$(90,227)	$(10,723)	$(17,046)

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$33,512	$27,157	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0

Paid in capital	$(33,512)	$(27,157)	$0	$0	$0

6.	RECENT ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The new rules also promote effective liquidity risk management across the open-end fund industry and enhance disclosure regarding fund liquidity and redemption practices. The compliance date of these rules is generally December 1, 2018. Management is currently evaluating the impact and implications of the updates, which have not yet been determined.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are summary schedules of Mutual of America Investment Corporation’s (“Investment Company”) Fund portfolio holdings as of June 30, 2018. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 22, 2018, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2017, the Adviser had approximately $17 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the

Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2017, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

You can receive these and other important documents electronically. Sign up for eDocuments and we’ll waive the monthly participant charge. Find out more at mutualofamerica.com or call 1-800-468-3785.

M100-MOA

ITEM 2. CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.7%)
Advance Auto Parts, Inc.	8,720	1,183,304
Amazon.com, Inc.*	47,444	80,645,311
Aptiv PLC	31,198	2,858,673
AutoZone, Inc.*	3,143	2,108,733
Best Buy Co., Inc.	28,877	2,153,647
Booking Hldgs., Inc.*	5,674	11,501,709
BorgWarner, Inc.	23,230	1,002,607
CarMax, Inc.*	20,983	1,529,031
Carnival Corp.	47,720	2,734,833
CBS Corp. Cl B	40,140	2,256,671
Charter Communications, Inc. Cl A*	21,786	6,387,873
Chipotle Mexican Grill, Inc.*	2,880	1,242,346
Comcast Corp. Cl A	539,911	17,714,480
D.R. Horton, Inc.	40,393	1,656,113
Darden Restaurants, Inc.	14,572	1,560,078
Discovery, Inc. Cl A*	18,367	505,093
Discovery, Inc. Cl C*	40,096	1,022,448
DISH Network Corp.*	26,938	905,386
Disney (Walt) Co.	175,139	18,356,319
Dollar General Corp.	29,922	2,950,309
Dollar Tree, Inc.*	27,964	2,376,940
Expedia, Inc.	14,237	1,711,145
Foot Locker, Inc.	13,907	732,204
Ford Motor Co.	460,409	5,096,728
Gap, Inc.	25,581	828,569
Garmin Ltd.	13,109	799,649
General Motors Co.	149,297	5,882,302
Genuine Parts Co.	17,297	1,587,692
Goodyear Tire & Rubber Co.	28,161	655,870
H&R Block, Inc.	24,671	562,005
Hanesbrands, Inc.	42,558	937,127
Harley-Davidson, Inc.	19,599	824,726
Hasbro, Inc.	13,395	1,236,492
Hilton Worldwide Hldgs., Inc.	32,862	2,601,356
Home Depot, Inc.	135,771	26,488,922
Interpublic Group of Cos., Inc.	45,414	1,064,504
Kohl’s Corp.	19,818	1,444,732
L Brands, Inc.	28,618	1,055,432
Leggett & Platt, Inc.	15,440	689,242
Lennar Corp. Cl A	32,072	1,683,780
LKQ Corp.*	36,528	1,165,243
Lowe’s Cos., Inc.	96,775	9,248,787
Macy’s, Inc.	35,996	1,347,330
Marriott International, Inc. Cl A	34,954	4,425,176
Mattel, Inc.	40,212	660,281
McDonald’s Corp.	92,440	14,484,424
MGM Resorts International	58,994	1,712,596
Michael Kors Hldgs. Ltd.*	17,625	1,173,825
Mohawk Industries, Inc.*	7,469	1,600,383
Netflix, Inc.*	51,188	20,036,519
Newell Brands, Inc.	57,248	1,476,426
News Corp. Cl A	45,176	700,228
News Corp. Cl B	14,405	228,319
NIKE, Inc. Cl B	151,130	12,042,038
Nordstrom, Inc.	13,812	715,185
Norwegian Cruise Line Hldgs. Ltd.*	24,336	1,149,876

Omnicom Group, Inc.	26,741	2,039,536
O’Reilly Automotive, Inc.*	9,643	2,638,036
PulteGroup, Inc.	30,888	888,030
PVH Corp.	9,093	1,361,404
Ralph Lauren Corp.	6,549	823,340
Ross Stores, Inc.	44,601	3,779,935
Royal Caribbean Cruises Ltd.	19,914	2,063,090
Starbucks Corp.	162,590	7,942,522
Tapestry, Inc.	33,838	1,580,573
Target Corp.	62,788	4,779,423
Tiffany & Co.	11,998	1,578,937
TJX Cos., Inc.	73,825	7,026,664
Tractor Supply Co.	14,376	1,099,620
TripAdvisor, Inc.*	12,612	702,615
Twenty-First Century Fox, Inc. Cl A	124,424	6,182,629
Twenty-First Century Fox, Inc. Cl B	51,799	2,552,137
Ulta Beauty, Inc.*	6,743	1,574,221
Under Armour, Inc. Cl A*	21,893	492,155
Under Armour, Inc. Cl C*	22,254	469,114
V.F. Corp.	38,582	3,145,205
Viacom, Inc. Cl B	41,663	1,256,556
Whirlpool Corp.	7,607	1,112,372
Wynn Resorts Ltd.	9,975	1,669,217
Yum! Brands, Inc.	38,036	2,975,176

		350,433,524

CONSUMER STAPLES (6.7%)
Altria Group, Inc.	223,056	12,667,350
Archer-Daniels-Midland Co.	65,851	3,017,951
Brown-Forman Corp. Cl B	30,854	1,512,155
Campbell Soup Co.	22,672	919,123
Church & Dwight Co., Inc.	28,813	1,531,699
Clorox Co.	15,280	2,066,620
Coca-Cola Co.	451,266	19,792,527
Colgate-Palmolive Co.	102,937	6,671,347
Conagra Brands, Inc.	46,337	1,655,621
Constellation Brands, Inc. Cl A	19,822	4,338,441
Costco Wholesale Corp.	51,649	10,793,608
Coty, Inc. Cl A	55,585	783,749
Estee Lauder Cos., Inc. Cl A	26,404	3,767,587
General Mills, Inc.	69,796	3,089,171
Hershey Co.	16,454	1,531,209
Hormel Foods Corp.	31,795	1,183,092
J.M. Smucker Co.	13,391	1,439,265
Kellogg Co.	29,391	2,053,549
Kimberly-Clark Corp.	41,140	4,333,688
Kraft Heinz Co.	70,317	4,417,314
Kroger Co.	95,686	2,722,267
McCormick & Co., Inc.	14,286	1,658,462
Molson Coors Brewing Co. Cl B	21,781	1,481,979
Mondelez International, Inc. Cl A	173,880	7,129,080
Monster Beverage Corp.*	48,426	2,774,810
PepsiCo, Inc.	167,126	18,195,008
Philip Morris Int’l., Inc.	183,032	14,778,004
Proctor & Gamble Co.	296,306	23,129,646
Sysco Corp.	56,526	3,860,161
Tyson Foods, Inc. Cl A	35,063	2,414,088
Walgreens Boots Alliance, Inc.	100,382	6,024,426
Wal-Mart Stores, Inc.	170,446	14,598,700

		186,331,697

ENERGY (6.2%)
Anadarko Petroleum Corp.	60,709	4,446,934
Andeavor	16,402	2,151,614
Apache Corp.	45,044	2,105,807
Baker Hughes, a GE Co.	49,275	1,627,553
Cabot Oil & Gas Corp.	53,205	1,266,279

Chevron Corp.	225,618	28,524,884
Cimarex Energy Co.	11,246	1,144,168
Concho Resources, Inc.*	17,600	2,434,960
ConocoPhillips	137,977	9,605,959
Devon Energy Corp.	61,746	2,714,354
EOG Resources, Inc.	68,268	8,494,587
EQT Corp.	29,727	1,640,336
Exxon Mobil Corp.	499,392	41,314,700
Halliburton Co.	103,436	4,660,826
Helmerich & Payne, Inc.	12,853	819,507
Hess Corp.	30,899	2,066,834
HollyFrontier Corp.	20,779	1,421,907
Kinder Morgan, Inc.	223,691	3,952,620
Marathon Oil Corp.	100,577	2,098,036
Marathon Petroleum Corp.	54,499	3,823,650
National Oilwell Varco, Inc.	45,028	1,954,215
Newfield Exploration Co.*	23,621	714,535
Noble Energy, Inc.	57,352	2,023,379
Occidental Petroleum Corp.	90,189	7,547,016
ONEOK, Inc.	48,489	3,385,987
Phillips 66	49,502	5,559,570
Pioneer Natural Resources Co.	20,103	3,804,292
Schlumberger Ltd.	163,283	10,944,859
TechnipFMC PLC	51,294	1,628,072
Valero Energy Corp.	50,781	5,628,058
Williams Cos., Inc.	97,498	2,643,171

		172,148,669

FINANCIALS (13.6%)
Affiliated Managers Group, Inc.	6,375	947,771
Aflac, Inc.	91,066	3,917,659
Allstate Corp.	41,354	3,774,380
American Express Co.	83,895	8,221,710
American Int’l. Group, Inc.	105,452	5,591,065
Ameriprise Financial, Inc.	17,008	2,379,079
Aon PLC	28,793	3,949,536
Assurant, Inc.	6,257	647,537
Bank of America Corp.	1,108,627	31,252,195
Bank of New York Mellon Corp.	118,895	6,412,007
BB&T Corp.	91,712	4,625,953
Berkshire Hathaway, Inc. Cl B*	226,447	42,266,333
BlackRock, Inc.	14,488	7,230,092
Brighthouse Financial, Inc.*	14,104	565,147
Capital One Financial Corp.	57,228	5,259,253
CBOE Holdings, Inc.	13,242	1,378,095
Charles Schwab Corp.	141,113	7,210,874
Chubb Ltd.	54,804	6,961,204
Cincinnati Financial Corp.	17,605	1,177,070
Citigroup, Inc.	299,692	20,055,389
Citizens Financial Group, Inc.	56,958	2,215,666
CME Group, Inc.	40,128	6,577,782
Comerica, Inc.	20,214	1,837,857
Discover Financial Svcs.	41,056	2,890,753
E*Trade Financial Corp.*	31,023	1,897,367
Everest Re Group Ltd.	4,832	1,113,679
Fifth Third Bancorp	80,579	2,312,617
Franklin Resources, Inc.	37,462	1,200,657
Gallagher (Arthur J.) & Co.	21,451	1,400,321
Goldman Sachs Group, Inc.	41,329	9,115,938
Hartford Financial Svcs. Group, Inc.	42,098	2,152,471
Huntington Bancshares, Inc.	129,933	1,917,811
Intercontinental Exchange, Inc.	68,157	5,012,947
Invesco Ltd.	48,277	1,282,237
Jefferies Financial Group, Inc	35,730	812,500
JPMorgan Chase & Co.	400,356	41,717,095
KeyCorp	124,838	2,439,335

Lincoln National Corp.	25,722	1,601,195
Loews Corp.	30,762	1,485,189
M&T Bank Corp.	17,092	2,908,204
Marsh & McLennan Cos., Inc.	59,673	4,891,396
MetLife, Inc.	119,505	5,210,418
Moody’s Corp.	19,654	3,352,186
Morgan Stanley	160,085	7,588,029
MSCI, Inc. Cl A	10,485	1,734,534
Nasdaq, Inc.	13,738	1,253,867
Northern Trust Corp.	24,913	2,563,299
People’s United Financial, Inc.	40,890	739,700
PNC Financial Svcs. Grp., Inc.	55,200	7,457,520
Principal Financial Grp., Inc.	31,335	1,659,188
Progressive Corp.	68,538	4,054,023
Prudential Financial, Inc.	49,358	4,615,467
Raymond James Financial, Inc.	15,249	1,362,498
Regions Financial Corp.	132,074	2,348,276
S&P Global, Inc.	29,610	6,037,183
State Street Corp.	42,973	4,000,357
SunTrust Banks, Inc.	54,626	3,606,409
SVB Financial Group*	6,226	1,797,820
Synchrony Financial	83,422	2,784,626
T. Rowe Price Group, Inc.	28,479	3,306,127
Torchmark Corp.	12,403	1,009,728
Travelers Cos., Inc.	31,813	3,892,002
U.S. Bancorp	183,705	9,188,924
Unum Group	26,006	961,962
Wells Fargo & Co.	516,180	28,617,019
Willis Towers Watson PLC	15,516	2,352,226
XL Group Ltd.	30,401	1,700,936
Zions Bancorporation	23,169	1,220,775

		375,020,465

HEALTH CARE (13.8%)
Abbott Laboratories	206,395	12,588,031
AbbVie, Inc.	178,751	16,561,280
Abiomed, Inc.*	4,978	2,036,251
Aetna, Inc.	38,516	7,067,686
Agilent Technologies, Inc.	37,715	2,332,296
Alexion Pharmaceuticals, Inc.*	26,233	3,256,827
Align Technology, Inc.*	8,478	2,900,663
Allergan PLC	39,929	6,656,963
AmerisourceBergen Corp.	19,143	1,632,324
Amgen, Inc.	78,412	14,474,071
Anthem, Inc.	30,093	7,163,037
Baxter International, Inc.	58,034	4,285,231
Becton, Dickinson & Co.	31,489	7,543,505
BIOGEN, Inc.*	24,865	7,216,818
Boston Scientific Corp.*	162,331	5,308,224
Bristol-Myers Squibb Co.	192,654	10,661,472
Cardinal Health, Inc.	36,664	1,790,303
Celgene Corp.*	83,225	6,609,730
Centene Corp.*	24,122	2,972,072
Cerner Corp.*	37,090	2,217,611
CIGNA Corp.	28,677	4,873,656
Cooper Companies, Inc.	5,778	1,360,430
CVS Health Corp.	119,599	7,696,196
Danaher Corp.	72,377	7,142,162
DaVita Inc Inc.*	16,441	1,141,663
DENTSPLY SIRONA, Inc.	26,857	1,175,531
Edwards Lifesciences Corp.*	24,861	3,619,016
Envision Healthcare Corp.*	14,289	628,859
Express Scripts Hldg. Co.*	66,122	5,105,280
Gilead Sciences, Inc.	153,191	10,852,050
HCA Healthcare, Inc.	32,912	3,376,771
Hologic, Inc.*	32,177	1,279,036

Humana, Inc.	16,218	4,826,963
IDEXX Laboratories, Inc.*	10,213	2,225,821
Illumina, Inc.*	17,307	4,833,672
Incyte Corp.*	20,735	1,389,245
Intuitive Surgical, Inc.*	13,329	6,377,660
IQVIA Holdings, Inc.*	19,060	1,902,569
Johnson & Johnson	316,253	38,374,139
Laboratory Corp. of America Hldgs.*	12,040	2,161,541
Lilly (Eli) & Co.	112,545	9,603,465
McKesson Corp.	23,800	3,174,920
Medtronic PLC	159,470	13,652,227
Merck & Co., Inc.	316,971	19,240,140
Mettler-Toledo Int’l., Inc.*	2,991	1,730,682
Mylan NV*	60,506	2,186,687
Nektar Therapeutics*	18,958	925,719
PerkinElmer, Inc.	13,037	954,700
Perrigo Co. PLC	15,136	1,103,566
Pfizer, Inc.	689,562	25,017,309
Quest Diagnostics, Inc.	15,967	1,755,412
Regeneron Pharmaceuticals, Inc.*	9,114	3,144,239
ResMed, Inc.	16,809	1,741,076
Schein (Henry), Inc.*	18,172	1,320,014
Stryker Corp.	37,873	6,395,235
Thermo Fisher Scientific, Inc.	47,418	9,822,165
UnitedHealth Group, Inc.	113,239	27,782,056
Universal Health Svcs., Inc. Cl B	10,266	1,144,043
Varian Medical Systems, Inc.*	10,790	1,227,039
Vertex Pharmaceuticals, Inc.*	30,003	5,099,310
Waters Corp.*	9,224	1,785,674
Zimmer Biomet Hldgs., Inc.	23,957	2,669,768
Zoetis, Inc.	57,029	4,858,301

		381,950,402

INDUSTRIALS (9.4%)
3M Co.	69,889	13,748,564
Alaska Air Group, Inc.	14,533	877,648
Allegion PLC	11,147	862,332
American Airlines Group, Inc.	49,030	1,861,179
AMETEK, Inc.	27,273	1,968,020
Arconic, Inc.	50,042	851,214
Boeing Co.	64,587	21,669,584
Caterpillar, Inc.	70,305	9,538,279
Cintas Corp.	10,178	1,883,642
Copart, Inc.*	23,981	1,356,365
CSX Corp.	103,037	6,571,700
Cummins, Inc.	18,241	2,426,053
Deere & Co.	38,082	5,323,864
Delta Air Lines, Inc.	75,846	3,757,411
Dover Corp.	18,247	1,335,680
Eaton Corp. PLC	51,480	3,847,615
Emerson Electric Co.	74,214	5,131,156
Equifax, Inc.	14,192	1,775,561
Expeditors Int’l. of Wash.	20,507	1,499,062
Fastenal Co.	33,896	1,631,414
FedEx Corp.	28,939	6,570,889
Flowserve Corp.	15,406	622,402
Fluor Corp.	16,537	806,675
Fortive Corp.	36,175	2,789,454
Fortune Brands Home & Security, Inc.	17,188	922,824
General Dynamics Corp.	32,527	6,063,358
General Electric Co.	1,021,775	13,906,358
Grainger (W.W.), Inc.	6,008	1,852,867
Harris Corp.	13,991	2,022,259
Honeywell International, Inc.	88,071	12,686,628
Hunt (J.B.) Transport Svcs., Inc.	10,081	1,225,346
Huntington Ingalls Industries, Inc.	5,247	1,137,497

IHS Markit Ltd.*	41,922	2,162,756
Illinois Tool Works, Inc.	35,852	4,966,936
Ingersoll-Rand PLC	29,215	2,621,462
Jacobs Engineering Group, Inc.	14,201	901,621
Johnson Controls Int’l. PLC	108,903	3,642,805
Kansas City Southern	12,077	1,279,679
L-3 Communications Corp.	9,248	1,778,575
Lockheed Martin Corp.	29,234	8,636,601
Masco Corp.	36,468	1,364,633
Nielsen Hldgs. PLC	39,409	1,218,920
Norfolk Southern Corp.	33,273	5,019,898
Northrop Grumman Corp.	20,540	6,320,158
PACCAR, Inc.	41,420	2,566,383
Parker Hannifin Corp.	15,658	2,440,299
Pentair PLC	19,099	803,686
Quanta Services, Inc.*	17,624	588,642
Raytheon Co.	33,818	6,532,961
Republic Services, Inc.	26,270	1,795,817
Robert Half Int’l., Inc.	14,573	948,702
Robinson (C.H.) Worldwide, Inc.	16,393	1,371,438
Rockwell Automation, Inc.	14,797	2,459,705
Rockwell Collins, Inc.	19,354	2,606,597
Roper Technologies, Inc.	12,156	3,353,962
Smith (A.O.) Corp.	17,083	1,010,459
Snap-on, Inc.	6,665	1,071,199
Southwest Airlines Co.	62,841	3,197,350
Stanley Black & Decker, Inc.	18,181	2,414,619
Stericycle, Inc.*	10,092	658,907
Textron, Inc.	30,189	1,989,757
TransDigm Group, Inc.	5,745	1,982,829
Union Pacific Corp.	91,437	12,954,794
United Continental Hldgs., Inc*	27,750	1,935,008
United Parcel Service, Inc. Cl B	81,168	8,622,477
United Rentals, Inc.*	9,843	1,453,024
United Technologies Corp.	87,624	10,955,629
Verisk Analytics, Inc. Cl A*	18,295	1,969,274
Waste Management, Inc.	46,843	3,810,210
Xylem, Inc.	21,178	1,426,974

		259,357,646

INFORMATION TECHNOLOGY (25.4%)
Accenture PLC Cl A	75,799	12,399,958
Activision Blizzard, Inc.	89,531	6,833,006
Adobe Systems, Inc.*	57,905	14,117,818
Advanced Micro Devices, Inc.*	96,197	1,441,993
Akamai Technologies, Inc.*	20,097	1,471,703
Alliance Data Systems Corp.	5,669	1,322,011
Alphabet, Inc. Cl A*	35,149	39,689,899
Alphabet, Inc. Cl C*	35,743	39,876,678
Amphenol Corp. Cl A	35,522	3,095,742
Analog Devices, Inc.	43,669	4,188,730
ANSYS, Inc.*	9,878	1,720,550
Apple, Inc.	579,096	107,196,456
Applied Materials, Inc.	118,572	5,476,841
Autodesk, Inc.*	25,798	3,381,860
Automatic Data Processing, Inc.	51,959	6,969,780
Broadcom, Inc.	47,149	11,440,233
Broadridge Financial Solutions, Inc.	12,593	1,449,454
CA, Inc.	36,720	1,309,068
Cadence Design Systems, Inc.*	33,194	1,437,632
Cisco Systems, Inc.	553,746	23,827,690
Citrix Systems, Inc.*	15,162	1,589,584
Cognizant Technology Solutions	69,043	5,453,707
Corning, Inc.	97,884	2,692,789
DXC Technology Co.	33,513	2,701,483
eBay, Inc.*	108,628	3,938,851

Electronic Arts, Inc.*	36,031	5,081,092
F5 Networks, Inc.*	7,195	1,240,778
Facebook, Inc. Cl A*	282,015	54,801,155
Fidelity Nat’l. Information Svcs., Inc.	39,009	4,136,124
Fiserv, Inc.*	48,257	3,575,361
FleetCor Technologies, Inc.*	10,542	2,220,672
FLIR Systems, Inc.	16,187	841,238
Gartner, Inc.*	10,763	1,430,403
Global Payments, Inc.	18,792	2,095,120
Hewlett Packard Enterprise Co.	180,459	2,636,506
HP, Inc.	193,265	4,385,183
Intel Corp.	548,263	27,254,154
Int’l. Business Machines Corp.	100,347	14,018,476
Intuit, Inc.	28,692	5,861,919
IPG Photonics Corp.*	4,437	978,935
Juniper Networks, Inc.	41,124	1,127,620
KLA-Tencor Corp.	18,336	1,879,990
Lam Research Corp.	19,301	3,336,178
Mastercard, Inc. Cl A	107,999	21,223,963
Microchip Technology, Inc.	27,677	2,517,223
Micron Technology, Inc.*	136,173	7,140,912
Microsoft Corp.	904,843	89,226,568
Motorola Solutions, Inc.	19,096	2,222,202
NetApp, Inc.	31,614	2,482,647
NVIDIA Corp.	71,376	16,908,974
Oracle Corp.	350,841	15,458,054
Paychex, Inc.	37,688	2,575,975
PayPal Hldgs., Inc.*	131,267	10,930,603
Qorvo, Inc.*	14,901	1,194,613
QUALCOMM, Inc.	174,687	9,803,434
Red Hat, Inc.*	20,905	2,809,005
Salesforce.com, inc.*	83,044	11,327,202
Seagate Technology PLC	33,698	1,902,926
Skyworks Solutions, Inc.	21,420	2,070,243
Symantec Corp.	73,099	1,509,494
Synopsys, Inc.*	17,541	1,500,983
Take-Two Interactive Software, Inc.*	13,450	1,591,942
TE Connectivity Ltd.	41,212	3,711,553
Texas Instruments, Inc.	115,233	12,704,438
Total System Services, Inc.	19,505	1,648,563
Twitter, Inc.*	77,118	3,367,743
VeriSign, Inc.*	11,302	1,553,121
Visa, Inc. Cl A	210,388	27,865,891
Western Digital Corp.	35,227	2,726,922
Western Union Co.	54,280	1,103,512
Xerox Corp.	25,097	602,328
Xilinx, Inc.	29,810	1,945,401

		703,550,855

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	25,825	4,021,727
Albemarle Corp.	13,061	1,232,044
Avery Dennison Corp.	10,347	1,056,429
Ball Corp.	41,200	1,464,660
CF Industries Hldgs., Inc.	27,393	1,216,249
DowDuPont, Inc.	273,668	18,040,195
Eastman Chemical Co.	16,810	1,680,328
Ecolab, Inc.	30,564	4,289,046
FMC Corp.	15,853	1,414,246
Freeport-McMoRan, Inc.	158,760	2,740,198
International Paper Co.	48,703	2,536,452
Int’l. Flavors & Fragrances, Inc.	9,299	1,152,704
LyondellBasell Inds. NV Cl A	37,870	4,160,020
Martin Marietta Materials, Inc.	7,427	1,658,672
Newmont Mining Corp.	62,792	2,367,886
Nucor Corp.	37,400	2,337,500

Packaging Corp. of America	11,092	1,239,975
PPG Industries, Inc.	29,379	3,047,484
Praxair, Inc.	33,874	5,357,173
Sealed Air Corp.	19,003	806,677
Sherwin-Williams Co.	9,708	3,956,690
The Mosaic Co.	41,305	1,158,605
Vulcan Materials Co.	15,581	2,010,884
WestRock Co.	30,199	1,721,947

		70,667,791

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	12,120	1,529,180
American Tower Corp.	51,968	7,492,227
Apartment Investment & Management Co. Cl A	18,513	783,100
AvalonBay Communities, Inc.	16,257	2,794,416
Boston Properties, Inc.	18,165	2,278,254
CBRE Group, Inc.*	35,564	1,697,825
Crown Castle Int’l. Corp.	48,828	5,264,635
Digital Realty Trust, Inc.	24,267	2,707,712
Duke Realty Corp.	41,982	1,218,737
Equinix, Inc.	9,349	4,019,042
Equity Residential	43,322	2,759,178
Essex Property Trust, Inc.	7,779	1,859,726
Extra Space Storage, Inc.	14,853	1,482,478
Federal Realty Investment Trust	8,607	1,089,216
GGP, Inc.	74,444	1,520,891
HCP, Inc.	55,278	1,427,278
Host Hotels & Resorts, Inc.	87,319	1,839,811
Iron Mountain, Inc.	33,123	1,159,636
Kimco Realty Corp.	49,963	848,871
Mid-America Apt. Communities, Inc.	13,379	1,346,864
ProLogis, Inc.	62,811	4,126,055
Public Storage	17,636	4,000,903
Realty Income Corp.	33,467	1,800,190
Regency Centers Corp.	17,343	1,076,653
SBA Communications Corp. Cl A*	13,559	2,238,862
Simon Property Group, Inc.	36,439	6,201,553
SL Green Realty Corp	10,386	1,044,105
The Macerich Co.	12,742	724,128
UDR, Inc.	31,488	1,182,060
Ventas, Inc.	41,938	2,388,369
Vornado Realty Trust	20,392	1,507,377
Welltower, Inc.	43,713	2,740,368
Weyerhaeuser Co.	88,976	3,244,065

		77,393,765

TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	850,392	27,306,087
CenturyLink, Inc.	115,600	2,154,784
Verizon Communications, Inc.	486,527	24,477,173

		53,938,044

UTILITIES (2.9%)
AES Corp.	77,823	1,043,606
Alliant Energy Corp.	27,244	1,152,966
Ameren Corp.	28,670	1,744,570
American Electric Power Co., Inc.	58,011	4,017,262
American Water Works Co., Inc.	20,983	1,791,529
CenterPoint Energy, Inc.	50,834	1,408,610
CMS Energy Corp.	33,263	1,572,675
Consolidated Edison, Inc.	36,609	2,854,770
Dominion Resources, Inc.	76,902	5,243,178
DTE Energy Co.	21,378	2,215,402
Duke Energy Corp.	82,606	6,532,482
Edison International	38,354	2,426,658
Entergy Corp.	21,285	1,719,615
Evergy, Inc.	31,905	1,791,466
Eversource Energy	37,313	2,186,915

Exelon Corp.	113,724	4,844,642
FirstEnergy Corp.	52,812	1,896,479
NextEra Energy, Inc.	55,525	9,274,341
NiSource, Inc.	39,763	1,044,972
NRG Energy, Inc.	35,172	1,079,780
PG&E Corp.	60,723	2,584,371
Pinnacle West Capital Corp.	13,192	1,062,748
PPL Corp.	82,409	2,352,777
Public Svc. Enterprise Group, Inc.	59,486	3,220,572
SCANA Corp.	16,816	647,752
Sempra Energy	31,113	3,612,530
Southern Co.	119,124	5,516,632
WEC Energy Group, Inc.	37,186	2,404,075
Xcel Energy, Inc.	59,973	2,739,567

		79,982,942

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,563,301,013) 98.1%		2,710,775,800

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	1.73	07/19/18	15,000,000	14,986,272
U.S. Treasury Bill (1)	A-1+	1.86	08/16/18	15,000,000	14,963,563
U.S. Treasury Bill (1)	A-1+	1.88	08/23/18	9,300,000	9,273,743

					39,223,578

COMMERCIAL PAPER (0.4%)
New Jersey Natural Gas	A-1	1.95	07/02/18	3,000,000	2,999,675
Southern California Gas Co.†	A-1	1.90	07/02/18	7,300,000	7,299,229

					10,298,904

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $49,522,482) 1.8%					49,522,482

TOTAL INVESTMENTS (Cost: $1,612,823,495) 99.9%					2,760,298,282

OTHER NET ASSETS 0.1%					3,776,123

NET ASSETS 100.0%					$2,764,074,405

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.2%)
Advance Auto Parts, Inc.	561	76,128
Amazon.com, Inc.*	3,053	5,189,484
Aptiv PLC	2,008	183,993
AutoZone, Inc.*	202	135,528
Best Buy Co., Inc.	1,859	138,644
Booking Hldgs., Inc.*	366	741,915
BorgWarner, Inc.	1,495	64,524
CarMax, Inc.*	1,351	98,447
Carnival Corp.	3,072	176,056
CBS Corp. Cl B	2,584	145,272
Charter Communications, Inc. Cl A*	1,402	411,080
Chipotle Mexican Grill, Inc.*	185	79,803
Comcast Corp. Cl A	34,747	1,140,049
D.R. Horton, Inc.	2,600	106,600
Darden Restaurants, Inc.	937	100,315
Discovery, Inc. Cl A*	1,182	32,505
Discovery, Inc. Cl C*	2,580	65,790
DISH Network Corp.*	1,733	58,246
Disney (Walt) Co.	11,272	1,181,418
Dollar General Corp.	1,926	189,904
Dollar Tree, Inc.*	1,799	152,915
Expedia, Inc.	917	110,214
Foot Locker, Inc.	895	47,122
Ford Motor Co.	29,630	328,004
Gap, Inc.	1,647	53,346
Garmin Ltd.	843	51,423
General Motors Co.	9,609	378,595
Genuine Parts Co.	1,113	102,162
Goodyear Tire & Rubber Co.	1,813	42,225
H&R Block, Inc.	1,587	36,152
Hanesbrands, Inc.	2,739	60,313
Harley-Davidson, Inc.	1,262	53,105
Hasbro, Inc.	862	79,571
Hilton Worldwide Hldgs., Inc.	2,115	167,423
Home Depot, Inc.	8,737	1,704,589
Interpublic Group of Cos., Inc.	2,923	68,515
Kohl’s Corp.	1,275	92,948
L Brands, Inc.	1,842	67,933
Leggett & Platt, Inc.	994	44,372
Lennar Corp. Cl A	2,065	108,413
LKQ Corp.*	2,351	74,997
Lowe’s Cos., Inc.	6,228	595,210
Macy’s, Inc.	2,316	86,688
Marriott International, Inc. Cl A	2,250	284,850
Mattel, Inc.	2,587	42,479
McDonald’s Corp.	5,950	932,306
MGM Resorts International	3,797	110,227
Michael Kors Hldgs. Ltd.*	1,135	75,591
Mohawk Industries, Inc.*	480	102,850
Netflix, Inc.*	3,294	1,289,370
Newell Brands, Inc.	3,685	95,036
News Corp. Cl A	2,907	45,059
News Corp. Cl B	927	14,693
NIKE, Inc. Cl B	9,727	775,047
Nordstrom, Inc.	889	46,032
Norwegian Cruise Line Hldgs. Ltd.*	1,567	74,041
Omnicom Group, Inc.	1,721	131,261
O’Reilly Automotive, Inc.*	620	169,613
PulteGroup, Inc.	1,988	57,155
PVH Corp.	585	87,586
Ralph Lauren Corp.	422	53,054
Ross Stores, Inc.	2,871	243,317

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Royal Caribbean Cruises Ltd.	1,282	132,815
Starbucks Corp.	10,463	511,118
Tapestry, Inc.	2,177	101,688
Target Corp.	4,041	307,601
Tiffany & Co.	772	101,595
TJX Cos., Inc.	4,752	452,295
Tractor Supply Co.	925	70,753
TripAdvisor, Inc.*	812	45,237
Twenty-First Century Fox, Inc. Cl A	8,007	397,868
Twenty-First Century Fox, Inc. Cl B	3,333	164,217
Ulta Beauty, Inc.*	434	101,322
Under Armour, Inc. Cl A*	1,409	31,674
Under Armour, Inc. Cl C*	1,432	30,187
V.F. Corp.	2,484	202,496
Viacom, Inc. Cl B	2,681	80,859
Whirlpool Corp.	489	71,506
Wynn Resorts Ltd.	643	107,600
Yum! Brands, Inc.	2,448	191,483

		22,553,817

CONSUMER STAPLES (3.8%)
Altria Group, Inc.	14,356	815,277
Archer-Daniels-Midland Co.	4,238	194,228
Brown-Forman Corp. Cl B	1,985	97,285
Campbell Soup Co.	1,460	59,188
Church & Dwight Co., Inc.	1,854	98,559
Clorox Co.	984	133,086
Coca-Cola Co.	29,041	1,273,738
Colgate-Palmolive Co.	6,625	429,366
Conagra Brands, Inc.	2,983	106,583
Constellation Brands, Inc. Cl A	1,276	279,278
Costco Wholesale Corp.	3,324	694,650
Coty, Inc. Cl A	3,578	50,450
Estee Lauder Cos., Inc. Cl A	1,699	242,430
General Mills, Inc.	4,491	198,772
Hershey Co.	1,059	98,551
Hormel Foods Corp.	2,046	76,132
J.M. Smucker Co.	862	92,648
Kellogg Co.	1,892	132,194
Kimberly-Clark Corp.	2,648	278,940
Kraft Heinz Co.	4,526	284,323
Kroger Co.	6,158	175,195
McCormick & Co., Inc.	919	106,687
Molson Coors Brewing Co. Cl B	1,401	95,324
Mondelez International, Inc. Cl A	11,191	458,831
Monster Beverage Corp.*	3,117	178,604
PepsiCo, Inc.	10,755	1,170,897
Philip Morris Int’l., Inc.	11,780	951,117
Proctor & Gamble Co.	19,069	1,488,526
Sysco Corp.	3,638	248,439
Tyson Foods, Inc. Cl A	2,256	155,326
Walgreens Boots Alliance, Inc.	6,460	387,697
Wal-Mart Stores, Inc.	10,969	939,495

		11,991,816

ENERGY (3.5%)
Anadarko Petroleum Corp.	3,907	286,188
Andeavor	1,056	138,526
Apache Corp.	2,898	135,482
Baker Hughes, a GE Co.	3,171	104,738
Cabot Oil & Gas Corp.	3,425	81,515
Chevron Corp.	14,520	1,835,764
Cimarex Energy Co.	723	73,558
Concho Resources, Inc.*	1,132	156,612
ConocoPhillips	8,879	618,156
Devon Energy Corp.	3,973	174,653
EOG Resources, Inc.	4,393	546,621
EQT Corp.	1,913	105,559

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Exxon Mobil Corp.	32,139	2,658,859
Halliburton Co.	6,656	299,919
Helmerich & Payne, Inc.	828	52,793
Hess Corp.	1,989	133,044
HollyFrontier Corp.	1,337	91,491
Kinder Morgan, Inc.	14,397	254,395
Marathon Oil Corp.	6,472	135,006
Marathon Petroleum Corp.	3,508	246,121
National Oilwell Varco, Inc.	2,897	125,730
Newfield Exploration Co.*	1,520	45,980
Noble Energy, Inc.	3,691	130,218
Occidental Petroleum Corp.	5,804	485,679
ONEOK, Inc.	3,120	217,870
Phillips 66	3,185	357,707
Pioneer Natural Resources Co.	1,293	244,687
Schlumberger Ltd.	10,508	704,351
TechnipFMC PLC	3,302	104,805
Valero Energy Corp.	3,269	362,303
Williams Cos., Inc.	6,274	170,088

		11,078,418

FINANCIALS (7.7%)
Affiliated Managers Group, Inc.	411	61,103
Aflac, Inc.	5,861	252,140
Allstate Corp.	2,662	242,961
American Express Co.	5,400	529,200
American Int’l. Group, Inc.	6,787	359,847
Ameriprise Financial, Inc.	1,095	153,169
Aon PLC	1,853	254,176
Assurant, Inc.	402	41,603
Bank of America Corp.	71,348	2,011,300
Bank of New York Mellon Corp.	7,652	412,672
BB&T Corp.	5,902	297,697
Berkshire Hathaway, Inc. Cl B*	14,574	2,720,237
BlackRock, Inc.	933	465,604
Brighthouse Financial, Inc.*	908	36,384
Capital One Financial Corp.	3,682	338,376
CBOE Holdings, Inc.	853	88,772
Charles Schwab Corp.	9,081	464,039
Chubb Ltd.	3,528	448,127
Cincinnati Financial Corp.	1,133	75,752
Citigroup, Inc.	19,288	1,290,753
Citizens Financial Group, Inc.	3,666	142,607
CME Group, Inc.	2,583	423,405
Comerica, Inc.	1,301	118,287
Discover Financial Svcs.	2,643	186,094
E*Trade Financial Corp.*	1,997	122,137
Everest Re Group Ltd.	311	71,679
Fifth Third Bancorp	5,186	148,838
Franklin Resources, Inc.	2,411	77,273
Gallagher (Arthur J.) & Co.	1,381	90,152
Goldman Sachs Group, Inc.	2,660	586,716
Hartford Financial Svcs. Group, Inc.	2,710	138,562
Huntington Bancshares, Inc.	8,362	123,423
Intercontinental Exchange, Inc.	4,387	322,664
Invesco Ltd.	3,107	82,522
Jefferies Financial Group, Inc	2,300	52,302
JPMorgan Chase & Co.	25,766	2,684,817
KeyCorp	8,034	156,984
Lincoln National Corp.	1,656	103,086
Loews Corp.	1,980	95,594
M&T Bank Corp.	1,100	187,165
Marsh & McLennan Cos., Inc.	3,841	314,847
MetLife, Inc.	7,691	335,328
Moody’s Corp.	1,264	215,588
Morgan Stanley	10,303	488,362
MSCI, Inc. Cl A	675	111,665

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Nasdaq, Inc.	885	80,774
Northern Trust Corp.	1,604	165,036
People’s United Financial, Inc.	2,632	47,613
PNC Financial Svcs. Grp., Inc.	3,553	480,010
Principal Financial Grp., Inc.	2,017	106,800
Progressive Corp.	4,411	260,911
Prudential Financial, Inc.	3,177	297,081
Raymond James Financial, Inc.	981	87,652
Regions Financial Corp.	8,500	151,130
S&P Global, Inc.	1,906	388,614
State Street Corp.	2,766	257,487
SunTrust Banks, Inc.	3,516	232,126
SVB Financial Group*	401	115,793
Synchrony Financial	5,369	179,217
T. Rowe Price Group, Inc.	1,833	212,793
Torchmark Corp.	799	65,047
Travelers Cos., Inc.	2,048	250,552
U.S. Bancorp	11,823	591,386
Unum Group	1,674	61,921
Wells Fargo & Co.	33,220	1,841,717
Willis Towers Watson PLC	999	151,448
XL Group Ltd.	1,956	109,438
Zions Bancorporation	1,491	78,561

		24,137,116

HEALTH CARE (7.8%)
Abbott Laboratories	13,282	810,069
AbbVie, Inc.	11,504	1,065,846
Abiomed, Inc.*	320	130,896
Aetna, Inc.	2,479	454,897
Agilent Technologies, Inc.	2,428	150,148
Alexion Pharmaceuticals, Inc.*	1,688	209,565
Align Technology, Inc.*	546	186,808
Allergan PLC	2,569	428,304
AmerisourceBergen Corp.	1,232	105,053
Amgen, Inc.	5,046	931,441
Anthem, Inc.	1,936	460,826
Baxter International, Inc.	3,734	275,719
Becton, Dickinson & Co.	2,026	485,349
BIOGEN, Inc.*	1,600	464,384
Boston Scientific Corp.*	10,447	341,617
Bristol-Myers Squibb Co.	12,399	686,161
Cardinal Health, Inc.	2,360	115,239
Celgene Corp.*	5,357	425,453
Centene Corp.*	1,552	191,222
Cerner Corp.*	2,388	142,779
CIGNA Corp.	1,845	313,558
Cooper Companies, Inc.	371	87,352
CVS Health Corp.	7,697	495,302
Danaher Corp.	4,657	459,553
DaVita Inc Inc.*	1,059	73,537
DENTSPLY SIRONA, Inc.	1,729	75,678
Edwards Lifesciences Corp.*	1,600	232,912
Envision Healthcare Corp.*	920	40,489
Express Scripts Hldg. Co.*	4,256	328,606
Gilead Sciences, Inc.	9,859	698,412
HCA Healthcare, Inc.	2,119	217,409
Hologic, Inc.*	2,071	82,322
Humana, Inc.	1,044	310,726
IDEXX Laboratories, Inc.*	658	143,405
Illumina, Inc.*	1,113	310,850
Incyte Corp.*	1,334	89,378
Intuitive Surgical, Inc.*	857	410,057
IQVIA Holdings, Inc.*	1,227	122,479
Johnson & Johnson	20,352	2,469,512
Laboratory Corp. of America Hldgs.*	774	138,956
Lilly (Eli) & Co.	7,243	618,045

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

McKesson Corp.	1,532	204,369
Medtronic PLC	10,263	878,615
Merck & Co., Inc.	20,399	1,238,219
Mettler-Toledo Int’l., Inc.*	193	111,676
Mylan NV*	3,893	140,693
Nektar Therapeutics*	1,221	59,621
PerkinElmer, Inc.	839	61,440
Perrigo Co. PLC	975	71,087
Pfizer, Inc.	44,378	1,610,034
Quest Diagnostics, Inc.	1,027	112,908
Regeneron Pharmaceuticals, Inc.*	586	202,164
ResMed, Inc.	1,082	112,074
Schein (Henry), Inc.*	1,169	84,916
Stryker Corp.	2,438	411,681
Thermo Fisher Scientific, Inc.	3,052	632,191
UnitedHealth Group, Inc.	7,288	1,788,038
Universal Health Svcs., Inc. Cl B	661	73,662
Varian Medical Systems, Inc.*	695	79,035
Vertex Pharmaceuticals, Inc.*	1,930	328,023
Waters Corp.*	594	114,992
Zimmer Biomet Hldgs., Inc.	1,542	171,840
Zoetis, Inc.	3,671	312,732

		24,580,324

INDUSTRIALS (5.3%)
3M Co.	4,498	884,847
Alaska Air Group, Inc.	936	56,525
Allegion PLC	718	55,544
American Airlines Group, Inc.	3,156	119,802
AMETEK, Inc.	1,756	126,713
Arconic, Inc.	3,220	54,772
Boeing Co.	4,157	1,394,715
Caterpillar, Inc.	4,525	613,907
Cintas Corp.	655	121,221
Copart, Inc.*	1,544	87,329
CSX Corp.	6,632	422,989
Cummins, Inc.	1,174	156,142
Deere & Co.	2,451	342,650
Delta Air Lines, Inc.	4,882	241,854
Dover Corp.	1,175	86,010
Eaton Corp. PLC	3,314	247,688
Emerson Electric Co.	4,777	330,282
Equifax, Inc.	914	114,351
Expeditors Int’l. of Wash.	1,320	96,492
Fastenal Co.	2,181	104,972
FedEx Corp.	1,862	422,786
Flowserve Corp.	992	40,077
Fluor Corp.	1,065	51,951
Fortive Corp.	2,328	179,512
Fortune Brands Home & Security, Inc.	1,107	59,435
General Dynamics Corp.	2,094	390,343
General Electric Co.	65,757	894,953
Grainger (W.W.), Inc.	386	119,042
Harris Corp.	901	130,231
Honeywell International, Inc.	5,668	816,475
Hunt (J.B.) Transport Svcs., Inc.	649	78,886
Huntington Ingalls Industries, Inc.	338	73,275
IHS Markit Ltd.*	2,698	139,190
Illinois Tool Works, Inc.	2,308	319,750
Ingersoll-Rand PLC	1,881	168,782
Jacobs Engineering Group, Inc.	914	58,030
Johnson Controls Int’l. PLC	7,008	234,418
Kansas City Southern	778	82,437
L-3 Communications Corp.	596	114,623
Lockheed Martin Corp.	1,882	555,999
Masco Corp.	2,347	87,825
Nielsen Hldgs. PLC	2,537	78,469

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Norfolk Southern Corp.	2,142	323,164
Northrop Grumman Corp.	1,322	406,779
PACCAR, Inc.	2,666	165,185
Parker Hannifin Corp.	1,008	157,097
Pentair PLC	1,230	51,758
Quanta Services, Inc.*	1,135	37,909
Raytheon Co.	2,177	420,553
Republic Services, Inc.	1,691	115,597
Robert Half Int’l., Inc.	938	61,064
Robinson (C.H.) Worldwide, Inc.	1,056	88,345
Rockwell Automation, Inc.	953	158,417
Rockwell Collins, Inc.	1,245	167,677
Roper Technologies, Inc.	783	216,038
Smith (A.O.) Corp.	1,100	65,065
Snap-on, Inc.	428	68,788
Southwest Airlines Co.	4,045	205,810
Stanley Black & Decker, Inc.	1,170	155,388
Stericycle, Inc.*	649	42,373
Textron, Inc.	1,943	128,063
TransDigm Group, Inc.	369	127,357
Union Pacific Corp.	5,885	833,787
United Continental Hldgs., Inc*	1,786	124,538
United Parcel Service, Inc. Cl B	5,223	554,839
United Rentals, Inc.*	634	93,591
United Technologies Corp.	5,640	705,169
Verisk Analytics, Inc. Cl A*	1,178	126,800
Waste Management, Inc.	3,014	245,159
Xylem, Inc.	1,363	91,839

		16,693,443

INFORMATION TECHNOLOGY (14.4%)
Accenture PLC Cl A	4,878	797,992
Activision Blizzard, Inc.	5,761	439,680
Adobe Systems, Inc.*	3,726	908,436
Advanced Micro Devices, Inc.*	6,190	92,788
Akamai Technologies, Inc.*	1,293	94,686
Alliance Data Systems Corp.	364	84,885
Alphabet, Inc. Cl A*	2,262	2,554,228
Alphabet, Inc. Cl C*	2,300	2,565,994
Amphenol Corp. Cl A	2,287	199,312
Analog Devices, Inc.	2,810	269,535
ANSYS, Inc.*	635	110,604
Apple, Inc.	37,269	6,898,860
Applied Materials, Inc.	7,631	352,476
Autodesk, Inc.*	1,660	217,609
Automatic Data Processing, Inc.	3,344	448,564
Broadcom, Inc.	3,036	736,655
Broadridge Financial Solutions, Inc.	810	93,231
CA, Inc.	2,364	84,277
Cadence Design Systems, Inc.*	2,136	92,510
Cisco Systems, Inc.	35,638	1,533,503
Citrix Systems, Inc.*	975	102,219
Cognizant Technology Solutions	4,443	350,953
Corning, Inc.	6,300	173,313
DXC Technology Co.	2,156	173,795
eBay, Inc.*	6,991	253,494
Electronic Arts, Inc.*	2,318	326,884
F5 Networks, Inc.*	464	80,017
Facebook, Inc. Cl A*	18,149	3,526,713
Fidelity Nat’l. Information Svcs., Inc.	2,510	266,135
Fiserv, Inc.*	3,105	230,049
FleetCor Technologies, Inc.*	678	142,821
FLIR Systems, Inc.	1,042	54,153
Gartner, Inc.*	692	91,967
Global Payments, Inc.	1,209	134,791
Hewlett Packard Enterprise Co.	11,614	169,681
HP, Inc.	12,437	282,196

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Intel Corp.	35,284	1,753,968
Int’l. Business Machines Corp.	6,458	902,183
Intuit, Inc.	1,846	377,147
IPG Photonics Corp.*	285	62,880
Juniper Networks, Inc.	2,646	72,553
KLA-Tencor Corp.	1,180	120,985
Lam Research Corp.	1,242	214,680
Mastercard, Inc. Cl A	6,950	1,365,814
Microchip Technology, Inc.	1,781	161,982
Micron Technology, Inc.*	8,763	459,532
Microsoft Corp.	58,232	5,742,253
Motorola Solutions, Inc.	1,230	143,135
NetApp, Inc.	2,034	159,730
NVIDIA Corp.	4,593	1,088,082
Oracle Corp.	22,579	994,831
Paychex, Inc.	2,425	165,749
PayPal Hldgs., Inc.*	8,447	703,382
Qorvo, Inc.*	958	76,803
QUALCOMM, Inc.	11,243	630,957
Red Hat, Inc.*	1,345	180,728
Salesforce.com, inc.*	5,344	728,922
Seagate Technology PLC	2,168	122,427
Skyworks Solutions, Inc.	1,378	133,184
Symantec Corp.	4,704	97,138
Synopsys, Inc.*	1,128	96,523
Take-Two Interactive Software, Inc.*	865	102,381
TE Connectivity Ltd.	2,653	238,929
Texas Instruments, Inc.	7,416	817,614
Total System Services, Inc.	1,255	106,073
Twitter, Inc.*	4,963	216,734
VeriSign, Inc.*	727	99,904
Visa, Inc. Cl A	13,539	1,793,241
Western Digital Corp.	2,267	175,488
Western Union Co.	3,493	71,013
Xerox Corp.	1,616	38,784
Xilinx, Inc.	1,918	125,169

		45,275,904

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,663	258,979
Albemarle Corp.	840	79,237
Avery Dennison Corp.	665	67,897
Ball Corp.	2,651	94,243
CF Industries Hldgs., Inc.	1,762	78,233
DowDuPont, Inc.	17,613	1,161,049
Eastman Chemical Co.	1,081	108,057
Ecolab, Inc.	1,967	276,029
FMC Corp.	1,020	90,994
Freeport-McMoRan, Inc.	10,218	176,363
International Paper Co.	3,134	163,219
Int’l. Flavors & Fragrances, Inc.	598	74,128
LyondellBasell Inds. NV Cl A	2,437	267,704
Martin Marietta Materials, Inc.	477	106,528
Newmont Mining Corp.	4,041	152,386
Nucor Corp.	2,406	150,375
Packaging Corp. of America	714	79,818
PPG Industries, Inc.	1,891	196,153
Praxair, Inc.	2,180	344,767
Sealed Air Corp.	1,223	51,916
Sherwin-Williams Co.	625	254,731
The Mosaic Co.	2,658	74,557
Vulcan Materials Co.	1,003	129,447
WestRock Co.	1,943	110,790

		4,547,600

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	780	98,413
American Tower Corp.	3,344	482,104

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Apartment Investment & Management Co. Cl A	1,191	50,379
AvalonBay Communities, Inc.	1,047	179,969
Boston Properties, Inc.	1,169	146,616
CBRE Group, Inc.*	2,289	109,277
Crown Castle Int’l. Corp.	3,143	338,878
Digital Realty Trust, Inc.	1,561	174,176
Duke Realty Corp.	2,701	78,410
Equinix, Inc.	601	258,364
Equity Residential	2,788	177,568
Essex Property Trust, Inc.	500	119,535
Extra Space Storage, Inc.	955	95,319
Federal Realty Investment Trust	553	69,982
GGP, Inc.	4,791	97,880
HCP, Inc.	3,557	91,842
Host Hotels & Resorts, Inc.	5,619	118,392
Iron Mountain, Inc.	2,131	74,606
Kimco Realty Corp.	3,215	54,623
Mid-America Apt. Communities, Inc.	861	86,677
ProLogis, Inc.	4,042	265,519
Public Storage	1,134	257,259
Realty Income Corp.	2,153	115,810
Regency Centers Corp.	1,117	69,343
SBA Communications Corp. Cl A*	873	144,150
Simon Property Group, Inc.	2,345	399,096
SL Green Realty Corp	669	67,255
The Macerich Co.	819	46,544
UDR, Inc.	2,026	76,056
Ventas, Inc.	2,700	153,765
Vornado Realty Trust	1,312	96,983
Welltower, Inc.	2,814	176,410
Weyerhaeuser Co.	5,726	208,770

		4,979,970

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	57,522	1,847,031
CenturyLink, Inc.	7,439	138,663
Verizon Communications, Inc.	31,312	1,575,307

		3,561,001

UTILITIES (1.6%)
AES Corp.	5,008	67,157
Alliant Energy Corp.	1,753	74,187
Ameren Corp.	1,845	112,268
American Electric Power Co., Inc.	3,733	258,510
American Water Works Co., Inc.	1,350	115,263
CenterPoint Energy, Inc.	3,271	90,639
CMS Energy Corp.	2,140	101,179
Consolidated Edison, Inc.	2,356	183,721
Dominion Resources, Inc.	4,950	337,491
DTE Energy Co.	1,375	142,491
Duke Energy Corp.	5,316	420,389
Edison International	2,469	156,214
Entergy Corp.	1,369	110,602
Evergy, Inc.	2,053	115,276
Eversource Energy	2,401	140,723
Exelon Corp.	7,318	311,747
FirstEnergy Corp.	3,398	122,022
NextEra Energy, Inc.	3,573	596,798
NiSource, Inc.	2,559	67,251
NRG Energy, Inc.	2,264	69,505
PG&E Corp.	3,908	166,324
Pinnacle West Capital Corp.	849	68,395
PPL Corp.	5,303	151,401
Public Svc. Enterprise Group, Inc.	3,828	207,248
SCANA Corp.	1,083	41,717
Sempra Energy	2,002	232,452
Southern Co.	7,666	355,012
WEC Energy Group, Inc.	2,393	154,707

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Xcel Energy, Inc.				3,859	176,279

					5,146,968

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $101,799,728) 55.5%					174,546,377

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	1.85	08/30/18	1,000,000	996,862
U.S. Treasury Bill (1)	A-1+	1.88	08/23/18	500,000	498,588

					1,495,450

COMMERCIAL PAPER (0.5%)
Southern California Gas Co.†	A-1	1.90	07/02/18	1,500,000	1,499,842

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,995,292) 1.0%					2,995,292

TOTAL INDEXED ASSETS (Cost: $104,795,020) 56.5%					177,541,669

				Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.9%)
American Axle & Mfg. Hldgs., Inc.*				12,277	191,030
AutoZone, Inc.*				906	607,863
Belmond Ltd.*				21,452	239,190
Bloomin’ Brands, Inc.				26,670	536,067
BorgWarner, Inc.				8,356	360,645
Bright Horizons Family Solutions, Inc.*				3,757	385,167
Dave & Buster’s Entertainment, Inc.*				9,162	436,111
Discovery, Inc. Cl A*				4,150	114,125
Discovery, Inc. Cl C*				19,479	496,715
Expedia, Inc.				1,151	138,339
Five Below, Inc.*				12,590	1,230,169
Haverty Furniture Cos., Inc.				15,779	340,826
Houghton Mifflin Harcourt Co.*				42,449	324,735
ILG, Inc.				8,263	272,927
Lions Gate Entertainment Corp. Cl A				18,437	457,607
Lions Gate Entertainment Corp. Cl B				12,858	301,648
Lithia Motors, Inc. Cl A				10,165	961,304
Marriott International, Inc. Cl A				2,882	364,861
MSG Networks, Inc.*				14,323	343,036
NVR, Inc.*				107	317,827
Playa Hotels & Resorts NV*				33,198	358,538
Qurate Retail, Inc.*				11,268	239,107
Ralph Lauren Corp.				4,636	582,838
Red Rock Resorts, Inc. Cl A				16,182	542,098
Shutterfly, Inc.*				2,035	183,211
Sleep Number Corp.*				29,964	869,555
Steve Madden Ltd.				5,597	297,201
Taylor Morrison Home Corp. Cl A*				3,067	63,732
Texas Roadhouse, Inc.				1,885	123,486
Tractor Supply Co.				6,451	493,437
Unifi, Inc.*				6,819	216,162

					12,389,557

CONSUMER STAPLES (1.0%)
BJ’s Wholesale Club Hldgs., Inc.*				5,474	129,460
Cal-Maine Foods, Inc.*				7,249	332,366
Church & Dwight Co., Inc.				9,665	513,791
Constellation Brands, Inc. Cl A				2,282	499,462
Crimson Wine Group Ltd.*				39,001	360,759
Ingredion, Inc.				1,805	199,814
J.M. Smucker Co.				2,519	270,742

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Orchids Paper Products Co.*	26,906	107,086
Vector Group Ltd.	27,085	516,782
WD-40 Co.	1,292	188,955

		3,119,217

ENERGY (2.6%)
Abraxas Petroleum Corp.*	43,114	124,599
Andeavor	1,027	134,722
Apergy Corp.*	1,838	76,737
Baker Hughes, a GE Co.	4,199	138,693
C&J Energy Svcs., Inc.*	14,832	350,035
Callon Petroleum Co.*	16,000	171,840
Carrizo Oil and Gas, Inc.*	11,134	310,082
Centennial Resource Dev., Inc. Cl A*	17,234	311,246
Cheniere Energy, Inc.*	3,558	231,946
Continental Resources, Inc.*	9,219	597,022
CrossAmerica Partners LP	8,670	146,350
Devon Energy Corp.	8,258	363,022
Hess Corp.	1,838	122,944
Kosmos Energy Ltd.*	15,935	131,782
Matador Resources Co.*	3,487	104,784
Matrix Service Co.*	5,627	103,255
MPLX LP	3,872	132,190
Newfield Exploration Co.*	13,251	400,843
Noble Energy, Inc.	6,083	214,608
PBF Energy, Inc.	28,118	1,178,988
PDC Energy, Inc.*	4,311	260,600
ProPetro Hldg. Corp.*	11,207	175,726
Range Resources Corp.	35,741	597,947
Ring Energy, Inc.*	12,959	163,543
RPC, Inc.	24,634	358,917
US Silica Hldgs., Inc.	5,070	130,248
Weatherford Int’l. PLC*	11,730	38,592
Whiting Petroleum Corp.*	14,102	743,457
Williams Cos., Inc.	16,638	451,056

		8,265,774

FINANCIALS (8.0%)
American Equity Investment Life Hldg. Co.	11,208	403,488
American Financial Group, Inc.	2,947	316,302
Ameriprise Financial, Inc.	4,249	594,351
AMERISAFE, Inc.	3,344	193,116
Aspen Insurance Hldgs. Ltd.	8,166	332,356
Associated Banc-Corp.	11,438	312,257
BancFirst Corp.	8,530	504,976
Bank of Marin Bancorp	3,505	283,379
BankUnited, Inc.	5,506	224,920
Banner Corp.	6,890	414,296
Bridgewater Bancshares, Inc.*	1,272	16,180
Brookline Bancorp, Inc.	26,447	491,914
Brown & Brown, Inc.	10,450	289,779
Bryn Mawr Bank Corp.	7,537	348,963
Cadence Bancorporation	7,295	210,607
CBOE Holdings, Inc.	3,128	325,531
Charter Financial Corp.	14,496	350,078
Citizens Financial Group, Inc.	3,040	118,256
Columbia Banking System, Inc.	2,785	113,907
Dime Community Bancshares	12,396	241,722
Discover Financial Svcs.	6,095	429,149
East West Bancorp, Inc.	4,988	325,218
Ellington Financial LLC	23,200	362,152
Enterprise Financial Svcs. Corp.	8,467	456,795
Everest Re Group Ltd.	1,782	410,715
Fifth Third Bancorp	18,363	527,018
First Connecticut Bancorp, Inc.	6,289	192,443
First Interstate BancSytem, Inc.	9,251	390,392
First Merchants Corp.	7,400	343,360
First Republic Bank/CA	3,514	340,120

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Flushing Financial Corp.	9,569	249,751
Glacier Bancorp, Inc.	8,684	335,897
Great Southern Bancorp, Inc.	3,302	188,874
Hanmi Financial Corp.	2,404	68,153
Hartford Financial Svcs. Group, Inc.	12,634	645,976
Heritage Financial Corp.	10,020	349,197
IBERIABANK Corp.	1,095	83,001
Investors Bancorp, Inc.	18,703	239,211
iShares Micro-Cap ETF	2,286	241,447
iShares Russell Mid-Cap ETF	2,155	457,162
iShares Russell Mid-Cap Value ETF	4,820	426,522
KeyCorp	34,275	669,734
Lincoln National Corp.	3,761	234,122
Marlin Business Svcs. Corp.	14,708	439,034
MB Financial, Inc.	6,586	307,566
Moelis & Co. Cl A	6,877	403,336
NMI Hldgs., Inc. Cl A*	33,607	547,794
Northfield Bancorp, Inc.	19,502	324,123
Pinnacle Financial Partners, Inc.	10,419	639,206
Primerica, Inc.	1,659	165,236
Principal Financial Grp., Inc.	4,617	244,470
Progressive Corp.	12,978	767,648
Raymond James Financial, Inc.	4,479	400,199
Reinsurance Grp. of America, Inc.	5,304	707,978
S&T Bancorp, Inc.	7,019	303,502
SEI Investments Co.	5,750	359,490
Selective Insurance Group, Inc.	8,497	467,335
Starwood Property Trust, Inc.	36,045	782,538
State Bank Financial Corp.	4,329	144,589
Sterling Bancorp	4,762	111,907
Stock Yards Bancorp, Inc.	15,544	593,004
SVB Financial Group*	4,764	1,375,653
Synchrony Financial	3,708	123,773
TriCo Bancshares	5,161	193,279
TriState Capital Hldgs., Inc.*	9,072	236,779
UMB Financial Corp.	2,695	205,440
United Financial Bancorp, Inc.	4,995	87,512
United Insurance Hldgs. Corp.	10,029	196,368
Voya Financial, Inc.	6,253	293,891
Waterstone Financial, Inc.	2,954	50,366
Webster Financial Corp.	3,778	240,659
Wintrust Financial Corp.	1,854	161,391
Zions Bancorporation	4,945	260,552

		25,187,405

HEALTH CARE (5.2%)
Abiomed, Inc.*	252	103,081
Acadia Healthcare Co., Inc.*	10,993	449,724
ACADIA Pharmaceuticals, Inc.*	11,392	173,956
Acceleron Pharma, Inc.*	3,341	162,105
Agilent Technologies, Inc.	5,377	332,513
Agios Pharmaceuticals, Inc.*	2,319	195,329
Akebia Therapeutics, Inc.*	6,206	61,936
Align Technology, Inc.*	618	211,443
Alnylam Pharmaceuticals, Inc.*	1,220	120,158
Amicus Therapeutics, Inc.*	11,706	182,848
AMN Healthcare Svcs., Inc.*	1,528	89,541
Anika Therapeutics, Inc.*	4,003	128,096
Aptinyx, Inc.*	1,076	26,007
Array BioPharma, Inc.*	8,365	140,365
AxoGen, Inc.*	2,334	117,284
Becton, Dickinson & Co.	729	174,639
BioMarin Pharmaceutical, Inc.*	1,204	113,417
Blueprint Medicines Corp.*	595	37,771
Boston Scientific Corp.*	11,618	379,909
Cambrex Corp.*	1,434	74,998
Centene Corp.*	4,362	537,442

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Chemed Corp.	597	192,121
Clovis Oncology, Inc.*	2,236	101,671
Dyax Corp. - contingent value rights*	6,315	0	††
Editas Medicine, Inc.*	2,960	106,057
Edwards Lifesciences Corp.*	4,138	602,369
Emergent Biosolutions, Inc.*	7,186	362,821
Envision Healthcare Corp.*	8,374	368,540
Evolent Health, Inc. Cl A*	10,185	214,394
Exact Sciences Corp.*	3,149	188,279
FibroGen, Inc.*	2,076	129,958
Flexion Therapeutics, Inc.*	2,740	70,829
Haemonetics Corp.*	811	72,730
Halyard Health, Inc.*	2,636	150,911
Hill-Rom Hldgs., Inc.	2,029	177,213
Horizon Pharma PLC*	5,165	85,532
Humana, Inc.	856	254,771
ICU Medical, Inc.*	571	167,674
ImmunoGen, Inc.*	4,490	43,688
Incyte Corp.*	1,001	67,067
Insulet Corp.*	3,318	284,353
Intersect ENT, Inc.*	4,617	172,907
iRhythm Technologies, Inc.*	2,378	192,927
Karyopharm Therapeutics, Inc.*	8,856	150,463
Loxo Oncology, Inc.*	1,265	219,452
Madrigal Pharmaceuticals, Inc.*	240	67,126
Masimo Corp.*	2,270	221,666
Medicines Co.*	5,038	184,895
Medidata Solutions, Inc.*	1,095	88,213
Mettler-Toledo Int’l., Inc.*	555	321,140
MyoKardia, Inc.*	1,031	51,189
Neogen Corp.*	2,874	230,466
Neurocrine Biosciences, Inc.*	8,917	876,005
Nevro Corp.*	4,312	344,314
Omnicell, Inc.*	6,693	351,048
OSI Pharmaceuticals, Inc. - rights*	1,570	0
Pacific Biosciences of CA, Inc.*	25,736	91,363
Pacira Pharmaceuticals, Inc.*	8,457	271,047
Penumbra, Inc.*	1,555	214,823
Portola Pharmaceuticals, Inc.*	2,985	112,743
Radius Health, Inc.*	2,788	82,162
Repligen Corp.*	4,761	223,957
Sage Therapeutics, Inc.*	1,409	220,551
Sientra, Inc.*	3,440	67,114
Spark Therapeutics, Inc.*	1,973	163,285
STAAR Surgical Co.*	3,545	109,895
Supernus Pharmaceuticals, Inc.*	16,511	988,183
Ultragenyx Pharmaceutical, Inc.*	2,088	160,505
United Therapeutics Corp.*	608	68,795
Veeva Systems, Inc. Cl A*	1,390	106,835
Vericel Corp.*	21,579	209,316
WellCare Health Plans, Inc.*	2,504	616,585
Wright Medical Group NV*	15,106	392,151
Xencor, Inc.*	5,172	191,416
Zimmer Biomet Hldgs., Inc.	3,921	436,957
Zoetis, Inc.	6,125	521,789
Zogenix, Inc.*	2,791	123,362

		16,298,185

INDUSTRIALS (6.4%)
AeroVironment, Inc.*	2,898	207,004
Alaska Air Group, Inc.	8,360	504,860
AMERCO	494	175,938
ASGN, Inc.*	3,336	260,842
Astronics Corp.*	7,585	272,833
BG Staffing, Inc.	3,856	89,652
BMC Stock Hldgs., Inc.*	25,460	530,841
Builders FirstSource, Inc.*	12,336	225,625

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Carlisle Cos., Inc.	5,822	630,580
Copart, Inc.*	4,881	276,069
Daseke, Inc.*	29,474	292,677
Deluxe Corp.	4,725	312,842
Dover Corp.	3,676	269,083
Echo Global Logistics, Inc.*	7,263	212,443
EMCOR Group, Inc.	2,461	187,479
Encore Wire Corp.	7,982	378,746
EnPro Industries, Inc.	3,369	235,662
Exponent, Inc.	2,646	127,802
Fortune Brands Home & Security, Inc.	4,579	245,847
Generac Hldgs., Inc.*	2,606	134,808
GMS, Inc.*	7,643	207,049
Granite Construction, Inc.	13,966	777,347
H&E Equipment Services	6,090	229,045
Harris Corp.	3,571	516,152
Healthcare Svcs. Group, Inc.	6,233	269,203
Hyster-Yale Materials Handling, Inc. Cl A	3,216	206,628
ICF International, Inc.	3,098	220,113
John Bean Technologies Corp.	2,663	236,741
Kirby Corp.*	7,918	661,945
Knoll, Inc.	4,415	91,876
L-3 Communications Corp.	4,440	853,900
Landstar System, Inc.	6,451	704,449
Lennox International, Inc.	1,549	310,032
Lincoln Electric Hldgs., Inc.	3,242	284,518
LSC Communications, Inc.	22,519	352,647
Miller Industries, Inc.	19,592	500,576
Mueller Industries, Inc.	40,988	1,209,556
NCI Building Systems, Inc.*	15,617	327,957
Nordson Corp.	2,194	281,732
Old Dominion Freight Line, Inc.	6,945	1,034,527
Oshkosh Corp.	2,533	178,121
Republic Services, Inc.	1,880	128,517
Robert Half Int’l., Inc.	6,156	400,756
Rockwell Automation, Inc.	2,874	477,745
Roper Technologies, Inc.	789	217,693
Schneider National, Inc. Cl B	5,021	138,128
Simpson Manufacturing Co., Inc.	2,328	144,778
Smith (A.O.) Corp.	3,093	182,951
Stanley Black & Decker, Inc.	2,380	316,088
Sun Hydraulics Corp.	5,209	251,022
Teledyne Technologies, Inc.*	1,400	278,684
The Gorman-Rupp Co.	6,335	221,725
Trex Co., Inc.*	4,826	302,059
United Rentals, Inc.*	4,427	653,514
Universal Forest Products, Inc.	17,393	636,932
VSE Corp.	7,145	341,388
Wabtec Corp.	3,243	319,695
Woodward, Inc.	1,646	126,512
XPO Logistics, Inc.*	1,430	143,257

		20,307,191

INFORMATION TECHNOLOGY (6.4%)
Advanced Energy Industries, Inc.*	1,781	103,458
Aerohive Networks, Inc.*	19,426	77,121
Altair Engineering, Inc. Cl A*	5,059	172,917
Amphenol Corp. Cl A	4,815	419,627
Analog Devices, Inc.	4,454	427,228
Anixter International, Inc.*	3,095	195,914
Apptio, Inc. Cl A*	8,509	308,026
ARRIS International PLC*	8,106	198,151
Avnet, Inc.	8,500	364,650
Belden, Inc.	2,021	123,524
Coherent, Inc.*	1,144	178,944
CommVault Systems, Inc.*	1,325	87,251
Comtech Telecommunications Corp.	5,528	176,233

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Cornerstone OnDemand, Inc.*	3,019	143,191
Cray, Inc.*	11,838	291,215
Cypress Semiconductor Corp.	15,453	240,758
DXC Technology Co.	6,500	523,965
Entegris, Inc	5,554	188,281
EPAM Systems, Inc.*	3,635	451,940
Etsy, Inc.*	4,185	176,565
Euronet Worldwide, Inc.*	5,976	500,610
Everspin Technologies, Inc.*	22,932	204,554
F5 Networks, Inc.*	408	70,360
Fidelity Nat’l. Information Svcs., Inc.	4,409	467,486
Finisar Corp.*	4,999	89,982
Five9, Inc.*	14,591	504,411
Global Payments, Inc.	3,877	432,247
Globant S.A.*	3,307	187,805
Guidewire Software, Inc.*	2,767	245,654
II-VI, Inc.*	8,875	385,619
Integrated Device Technology, Inc.*	6,260	199,569
KLA-Tencor Corp.	3,576	366,647
LogMeIn, Inc.	7,492	773,549
Lumentum Hldgs., Inc.*	4,874	282,205
MAXIMUS, Inc.	1,654	102,730
MaxLinear, Inc. Cl A*	15,001	233,865
Microchip Technology, Inc.	2,637	239,835
MINDBODY, Inc. Cl A*	1,310	50,566
MKS Instruments, Inc.	3,452	330,356
New Relic, Inc.*	6,087	612,291
Nutanix, Inc. Cl A*	6,305	325,149
Palo Alto Networks, Inc.*	963	197,868
Perficient, Inc.*	11,969	315,623
Perspecta, Inc.	3,250	66,787
Plexus Corp.*	2,974	177,072
Proofpoint, Inc.*	8,199	945,427
PTC, Inc.*	5,995	562,391
Q2 Hldgs., Inc.*	3,355	191,403
Rapid7, Inc.*	16,643	469,665
Red Hat, Inc.*	3,054	410,366
Resonant, Inc.*	11,300	63,732
Richardson Electronics Ltd.	41,267	401,941
Rogers Corp.*	2,184	243,429
Science Applications Int’l. Corp.	1,353	109,498
Sequans Communications S.A. ADR*	98,108	200,140
Skyworks Solutions, Inc.	3,202	309,473
Splunk, Inc.*	3,944	390,890
Stamps.com, Inc.*	649	164,229
Symantec Corp.	1,957	40,412
SYNNEX Corp.	4,669	450,605
Synopsys, Inc.*	2,284	195,442
Take-Two Interactive Software, Inc.*	2,874	340,167
ViaSat, Inc.*	9,201	604,690
Western Digital Corp.	1,622	125,559
Workday, Inc.*	1,135	137,471
Worldpay, Inc. Cl A*	4,248	347,401
Xilinx, Inc.	2,853	186,187
Xperi Corp.	16,683	268,597
Xura, Inc.*	11,415	285,375	††
Zendisk, Inc.*	5,419	295,281
Zscaler, Inc.*	2,685	95,989

		20,047,559

MATERIALS (2.4%)
Ashland Global Holdings, Inc.	4,212	329,294
Axalta Coating Systems Ltd.*	10,734	325,348
Berry Global Group, Inc.*	3,589	164,879
Boise Cascade Co.	6,040	269,988
Century Aluminum Co.*	8,573	135,025
Crown Hldgs., Inc.*	14,906	667,192

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Eastman Chemical Co.	1,173	117,253
Ferro Corp.*	30,393	633,694
Ferroglobe PLC	10,393	89,068
Ferroglobe Representation & Warranty Insurance Trust*	6,080	0	††
FMC Corp.	920	82,073
Freeport-McMoRan, Inc.	9,653	166,611
International Paper Co.	4,253	221,496
Kaiser Aluminum Corp.	2,538	264,231
Kraton Corporation Inc.*	4,651	214,597
Minerals Technologies, Inc.	2,869	216,179
Nucor Corp.	2,273	142,063
Olin Corp.	18,413	528,821
Orion Engineered Carbons S.A.	4,455	137,437
Packaging Corp. of America	7,711	862,013
RPM International, Inc.	2,331	135,944
Steel Dynamics, Inc.	17,787	817,312
The Mosaic Co.	1,732	48,583
TimkenSteel Corp.*	9,696	158,530
U.S. Concrete, Inc.*	7,107	373,118
United States Steel Corp.	4,210	146,298
Vulcan Materials Co.	2,321	299,548

		7,546,595

REAL ESTATE (3.6%)
Alexander’s, Inc.	638	244,118
Apartment Investment & Management Co. Cl A	3,748	158,540
AvalonBay Communities, Inc.	1,211	208,159
Brandywine Realty Trust	28,532	481,620
Camden Property Trust	3,212	292,710
Chatham Lodging Trust	7,757	164,604
Chesapeake Lodging Trust	10,393	328,835
Cousins Properties, Inc.	28,722	278,316
Duke Realty Corp.	29,642	860,507
Easterly Government Pptys.	22,737	449,284
Education Realty Trust, Inc.	4,920	204,180
Equity Lifestyle Properties, Inc.	967	88,867
Essex Property Trust, Inc.	563	134,596
Extra Space Storage, Inc.	2,138	213,394
Forest City Realty Trust, Inc. Cl A	27,182	620,022
GGP, Inc.	6,873	140,415
Highwoods Properties, Inc.	6,453	327,361
Host Hotels & Resorts, Inc.	22,072	465,057
Kilroy Realty Corp.	8,996	680,457
Medical Properties Trust, Inc.	18,933	265,819
Pebblebrook Hotel Trust	7,854	304,735
Pennsylvania REIT	11,473	126,088
ProLogis, Inc.	5,734	376,666
QTS Realty Trust, Inc.	4,911	193,985
Regency Centers Corp.	1,771	109,944
RLJ Lodging Trust	8,701	191,857
Sabra Health Care REIT, Inc.	7,150	155,370
SBA Communications Corp. Cl A*	2,793	461,180
Spirit MTA REIT*	736	7,581
Spirit Realty Capital, Inc.	7,360	59,101
Summit Hotel Pptys., Inc.	5,434	77,761
Sun Communities, Inc.	3,290	322,025
Terreno Realty Corp.	19,231	724,432
The GEO Group, Inc.	21,441	590,485
The Macerich Co.	2,180	123,889
Urstadt Biddle Pptys., Inc. Cl A	4,211	95,295
Vornado Realty Trust	1,838	135,865
Welltower, Inc.	3,231	202,551
Weyerhaeuser Co.	8,826	321,796

		11,187,467

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	5,951	110,927
ORBCOMM, Inc.*	46,542	470,075

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Shenandoah Telecommunications Co.				11,826	386,710
Zayo Group Hldgs., Inc.*				4,484	163,576

					1,131,288

UTILITIES (2.0%)
AES Corp.				10,071	135,052
Ameren Corp.				4,310	262,264
Avista Corp.				6,136	323,122
Chesapeake Utilities Corp.				2,719	217,384
Consolidated Edison, Inc.				3,341	260,531
Edison International				6,850	433,400
Entergy Corp.				2,661	214,982
Evergy, Inc.				13,321	747,974
Eversource Energy				2,504	146,759
FirstEnergy Corp.				5,754	206,626
Idacorp, Inc.				3,024	278,934
NiSource, Inc.				15,878	417,274
Northwest Natural Gas Co.				2,885	184,063
NorthWestern Corp.				3,646	208,734
PG&E Corp.				2,170	92,355
PNM Resources, Inc.				6,374	247,949
Portland General Electric Co.				5,047	215,810
PPL Corp.				6,748	192,655
Public Svc. Enterprise Group, Inc.				6,132	331,986
Sempra Energy				5,863	680,753
UGI Corp.				10,422	542,674

					6,341,281

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $108,192,070) 41.9%					131,821,519

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.4%)
Southern California Gas Co.†	A-1	1.90	07/02/18	1,600,000	1,599,831
Southern California Gas Co.†	A-1	1.90	07/02/18	1,100,000	1,099,884
Southern California Gas Co.†	A-1	1.90	07/02/18	1,000,000	999,894
Southern California Gas Co.†	A-1	1.90	07/02/18	700,000	699,926

					4,399,535

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $4,399,535) 1.4%					4,399,535

TOTAL ACTIVE ASSETS (Cost: $112,591,605) 43.3%					136,221,054

TOTAL INVESTMENTS (Cost: $217,386,625) 99.8%					313,762,723

OTHER NET ASSETS 0.2%					635,020

NET ASSETS 100.0%					$314,397,743

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Belmond Ltd.*	127,728	1,424,167
Houghton Mifflin Harcourt Co.*	581,642	4,449,561
ILG, Inc.	92,848	3,066,769
Lithia Motors, Inc. Cl A	48,065	4,545,507
MSG Networks, Inc.*	139,533	3,341,815
Playa Hotels & Resorts NV*	491,032	5,303,146
Red Rock Resorts, Inc. Cl A	43,220	1,447,870
Sleep Number Corp.*	193,386	5,612,062
Unifi, Inc.*	97,625	3,094,713

		32,285,610

CONSUMER STAPLES (1.8%)
Crimson Wine Group Ltd.*	499,977	4,624,787
Orchids Paper Products Co.*	260,675	1,037,487
Vector Group Ltd.	181,478	3,462,600

		9,124,874

ENERGY (7.3%)
Abraxas Petroleum Corp.*	640,701	1,851,626
C&J Energy Svcs., Inc.*	73,570	1,736,252
Callon Petroleum Co.*	233,440	2,507,146
Carrizo Oil and Gas, Inc.*	168,186	4,683,980
CrossAmerica Partners LP	127,286	2,148,588
Matrix Service Co.*	82,515	1,514,150
PBF Energy, Inc.	239,963	10,061,649
PDC Energy, Inc.*	65,314	3,948,231
ProPetro Hldg. Corp.*	164,510	2,579,517
Range Resources Corp.	128,147	2,143,899
Whiting Petroleum Corp.*	64,740	3,413,093

		36,588,131

FINANCIALS (30.5%)
American Equity Investment Life Hldg. Co.	164,249	5,912,964
Aspen Insurance Hldgs. Ltd.	121,028	4,925,840
BancFirst Corp.	127,923	7,573,042
Bank of Marin Bancorp	51,586	4,170,728
Banner Corp.	97,571	5,866,944
Bridgewater Bancshares, Inc.*	18,797	239,098
Brookline Bancorp, Inc.	410,915	7,643,019
Bryn Mawr Bank Corp.	115,255	5,336,307
Cadence Bancorporation	109,572	3,163,344
Charter Financial Corp.	207,689	5,015,689
Columbia Banking System, Inc.	40,800	1,668,720
Dime Community Bancshares	171,897	3,351,992
Ellington Financial LLC	340,468	5,314,705
Enterprise Financial Svcs. Corp.	122,767	6,623,280
First Connecticut Bancorp, Inc.	92,636	2,834,662
First Interstate BancSytem, Inc.	144,811	6,111,024
Flushing Financial Corp.	141,534	3,694,037
Glacier Bancorp, Inc.	126,415	4,889,732
Great Southern Bancorp, Inc.	50,831	2,907,533
Hanmi Financial Corp.	34,946	990,719
IBERIABANK Corp.	16,762	1,270,560
Investors Bancorp, Inc.	269,663	3,448,990
Marlin Business Svcs. Corp.	210,988	6,297,992
MB Financial, Inc.	96,462	4,504,775
NMI Hldgs., Inc. Cl A*	494,099	8,053,814
Northfield Bancorp, Inc.	288,402	4,793,241
Selective Insurance Group, Inc.	126,320	6,947,600
Sterling Bancorp	72,545	1,704,808
Stock Yards Bancorp, Inc.	233,782	8,918,783

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

SVB Financial Group*	34,586	9,987,053
TriCo Bancshares	78,876	2,953,906
UMB Financial Corp.	36,115	2,753,046
United Financial Bancorp, Inc.	74,056	1,297,461
Waterstone Financial, Inc.	43,236	737,174
Wintrust Financial Corp.	28,227	2,457,160

		154,359,742

HEALTH CARE (5.2%)
Emergent Biosolutions, Inc.*	37,317	1,884,135
Envision Healthcare Corp.*	48,141	2,118,685
Halyard Health, Inc.*	38,710	2,216,148
Neurocrine Biosciences, Inc.*	25,893	2,543,728
Nevro Corp.*	17,200	1,373,420
Pacific Biosciences of CA, Inc.*	382,561	1,358,092
Pacira Pharmaceuticals, Inc.*	38,981	1,249,341
Sientra, Inc.*	11,882	231,818
Supernus Pharmaceuticals, Inc.*	147,117	8,804,952
Vericel Corp.*	163,526	1,586,202
Wright Medical Group NV*	110,452	2,867,334

		26,233,855

INDUSTRIALS (15.2%)
BMC Stock Hldgs., Inc.*	171,832	3,582,697
Builders FirstSource, Inc.*	132,178	2,417,536
Daseke, Inc.*	432,114	4,290,892
Deluxe Corp.	69,278	4,586,896
EMCOR Group, Inc.	37,819	2,881,051
Encore Wire Corp.	117,077	5,555,304
GMS, Inc.*	111,455	3,019,316
Hyster-Yale Materials Handling, Inc. Cl A	49,472	3,178,576
ICF International, Inc.	45,833	3,256,435
Kirby Corp.*	57,547	4,810,929
Landstar System, Inc.	38,121	4,162,813
LSC Communications, Inc.	223,879	3,505,945
Miller Industries, Inc.	285,727	7,300,325
Mueller Industries, Inc.	468,879	13,836,621
Universal Forest Products, Inc.	134,242	4,915,942
VSE Corp.	108,029	5,161,626

		76,462,904

INFORMATION TECHNOLOGY (10.0%)
Aerohive Networks, Inc.*	281,456	1,117,380
Anixter International, Inc.*	45,416	2,874,833
Apptio, Inc. Cl A*	46,110	1,669,182
Comtech Telecommunications Corp.	81,553	2,599,910
Cray, Inc.*	70,400	1,731,840
Everspin Technologies, Inc.*	122,444	1,092,200
Finisar Corp.*	72,989	1,313,802
Five9, Inc.*	45,890	1,586,417
II-VI, Inc.*	42,762	1,858,009
Lumentum Hldgs., Inc.*	23,402	1,354,976
MaxLinear, Inc. Cl A*	113,024	1,762,044
MKS Instruments, Inc.	17,356	1,660,969
Perficient, Inc.*	83,023	2,189,317
Plexus Corp.*	44,081	2,624,583
Proofpoint, Inc.*	32,766	3,778,247
Rapid7, Inc.*	70,790	1,997,694
Richardson Electronics Ltd.	556,918	5,424,381
Rogers Corp.*	7,289	812,432
Sequans Communications S.A. ADR*	923,354	1,883,642
SYNNEX Corp.	38,813	3,745,843
ViaSat, Inc.*	28,014	1,841,080
Xperi Corp.	149,457	2,406,258

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Xura, Inc.*				128,245	3,206,125	††

					50,531,164

MATERIALS (4.2%)
Boise Cascade Co.				91,281	4,080,261
Ferro Corp.*				110,058	2,294,709
Ferroglobe PLC				154,679	1,325,599
Kaiser Aluminum Corp.				37,532	3,907,457
Kraton Corporation Inc.*				68,136	3,143,795
TimkenSteel Corp.*				143,366	2,344,034
U.S. Concrete, Inc.*				39,102	2,052,855
United States Steel Corp.				62,377	2,167,601

					21,316,311

REAL ESTATE (11.1%)
Alexander’s, Inc.				5,544	2,121,301
Chatham Lodging Trust				114,583	2,431,451
Chesapeake Lodging Trust				152,271	4,817,854
Cousins Properties, Inc.				433,934	4,204,820
Easterly Government Pptys.				239,073	4,724,082
Education Realty Trust, Inc.				72,230	2,997,545
Forest City Realty Trust, Inc. Cl A				289,862	6,611,752
Highwoods Properties, Inc.				95,766	4,858,209
Medical Properties Trust, Inc.				278,538	3,910,674
Pennsylvania REIT				171,887	1,889,038
RLJ Lodging Trust				99,611	2,196,423
Sabra Health Care REIT, Inc.				104,370	2,267,960
Summit Hotel Pptys., Inc.				83,603	1,196,359
Terreno Realty Corp.				115,490	4,350,508
The GEO Group, Inc.				225,302	6,204,817
Urstadt Biddle Pptys., Inc. Cl A				62,165	1,406,794

					56,189,587

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*				372,812	3,765,401
Shenandoah Telecommunications Co.				77,199	2,524,407

					6,289,808

UTILITIES (4.2%)
Avista Corp.				87,482	4,606,802
Idacorp, Inc.				44,368	4,092,504
Northwest Natural Gas Co.				42,253	2,695,741
NorthWestern Corp.				51,542	2,950,780
PNM Resources, Inc.				92,751	3,608,014
Portland General Electric Co.				74,044	3,166,121

					21,119,962

TOTAL COMMON STOCKS (Cost: $387,472,312) 97.2%					490,501,948

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	1.81	08/16/18	5,000,000	4,988,184
U.S. Treasury Bill	A-1+	1.85	08/30/18	2,000,000	1,993,730

					6,981,914

COMMERCIAL PAPER (0.7%)
Southern California Gas Co.†	A-1	1.90	07/02/18	3,700,000	3,699,624

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,681,538) 2.1%					10,681,538

TOTAL INVESTMENTS (Cost: $398,153,850) 99.3%					501,183,486

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

OTHER NET ASSETS 0.7%	3,669,891

NET ASSETS 100.0%	$504,853,377

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
American Axle & Mfg. Hldgs., Inc.*	202,200	3,146,232
Belmond Ltd.*	189,177	2,109,324
Bloomin’ Brands, Inc.	435,169	8,746,898
Bright Horizons Family Solutions, Inc.*	29,338	3,007,732
Dave & Buster’s Entertainment, Inc.*	82,368	3,920,717
Five Below, Inc.*	117,696	11,500,081
Haverty Furniture Cos., Inc.	259,596	5,607,274
Lions Gate Entertainment Corp. Cl A	112,275	2,786,666
Lions Gate Entertainment Corp. Cl B	101,193	2,373,988
Lithia Motors, Inc. Cl A	48,987	4,632,701
Red Rock Resorts, Inc. Cl A	206,279	6,910,347
Shutterfly, Inc.*	33,175	2,986,745
Sleep Number Corp.*	217,383	6,308,455
Steve Madden Ltd.	91,266	4,846,225
Texas Roadhouse, Inc.	30,766	2,015,481

		70,898,866

CONSUMER STAPLES (1.9%)
BJ’s Wholesale Club Hldgs., Inc.*	75,971	1,796,714
Cal-Maine Foods, Inc.*	62,279	2,855,492
Orchids Paper Products Co.*	159,911	636,446
Vector Group Ltd.	128,240	2,446,819
WD-40 Co.	20,981	3,068,471

		10,803,942

ENERGY (2.7%)
C&J Energy Svcs., Inc.*	149,535	3,529,026
Kosmos Energy Ltd.*	259,125	2,142,964
Matador Resources Co.*	57,207	1,719,070
Ring Energy, Inc.*	211,215	2,665,533
US Silica Hldgs., Inc.	81,170	2,085,257
Whiting Petroleum Corp.*	61,685	3,252,033

		15,393,883

FINANCIALS (8.6%)
AMERISAFE, Inc.	54,592	3,152,688
First Merchants Corp.	120,550	5,593,520
Heritage Financial Corp.	163,360	5,693,096
iShares Micro-Cap ETF	37,388	3,948,921
Moelis & Co. Cl A	112,623	6,605,339
Pinnacle Financial Partners, Inc.	69,784	4,281,248
Primerica, Inc.	21,022	2,093,791
S&T Bancorp, Inc.	114,321	4,943,240
Starwood Property Trust, Inc.	144,874	3,145,215
State Bank Financial Corp.	70,512	2,355,101
TriState Capital Hldgs., Inc.*	148,584	3,878,042
United Insurance Hldgs. Corp.	163,206	3,195,573

		48,885,774

HEALTH CARE (25.1%)
Acadia Healthcare Co., Inc.*	79,949	3,270,714
ACADIA Pharmaceuticals, Inc.*	149,579	2,284,071
Acceleron Pharma, Inc.*	54,328	2,635,995
Agios Pharmaceuticals, Inc.*	21,243	1,789,298
Akebia Therapeutics, Inc.*	122,149	1,219,047
Amicus Therapeutics, Inc.*	192,814	3,011,755
AMN Healthcare Svcs., Inc.*	24,927	1,460,722
Anika Therapeutics, Inc.*	65,686	2,101,952
Aptinyx, Inc.*	17,537	423,869
Array BioPharma, Inc.*	136,200	2,285,436
AxoGen, Inc.*	37,984	1,908,696
Blueprint Medicines Corp.*	9,730	617,660

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Cambrex Corp.*	23,635	1,236,111
Chemed Corp.	9,742	3,135,073
Clovis Oncology, Inc.*	36,186	1,645,377
Dyax Corp. - contingent value rights*	76,346	0	††
Editas Medicine, Inc.*	48,314	1,731,091
Emergent Biosolutions, Inc.*	74,780	3,775,642
Evolent Health, Inc. Cl A*	165,855	3,491,248
Exact Sciences Corp.*	51,304	3,067,466
FibroGen, Inc.*	33,911	2,122,829
Flexion Therapeutics, Inc.*	44,810	1,158,339
Haemonetics Corp.*	13,243	1,187,632
Horizon Pharma PLC*	84,335	1,396,588
ICU Medical, Inc.*	9,313	2,734,762
ImmunoGen, Inc.*	73,225	712,479
Insulet Corp.*	53,764	4,607,575
Intersect ENT, Inc.*	76,551	2,866,835
iRhythm Technologies, Inc.*	39,220	3,181,919
Karyopharm Therapeutics, Inc.*	144,012	2,446,764
Loxo Oncology, Inc.*	20,617	3,576,637
Madrigal Pharmaceuticals, Inc.*	3,890	1,087,994
Masimo Corp.*	37,215	3,634,045
Medicines Co.*	81,647	2,996,445
Medidata Solutions, Inc.*	17,900	1,442,024
MyoKardia, Inc.*	16,771	832,680
Neogen Corp.*	47,006	3,769,411
Neurocrine Biosciences, Inc.*	54,319	5,336,299
Nevro Corp.*	51,062	4,077,301
Omnicell, Inc.*	108,991	5,716,578
Pacira Pharmaceuticals, Inc.*	97,066	3,110,965
Penumbra, Inc.*	25,322	3,498,234
Portola Pharmaceuticals, Inc.*	48,721	1,840,192
Radius Health, Inc.*	46,024	1,356,327
Repligen Corp.*	78,298	3,683,138
Sage Therapeutics, Inc.*	22,931	3,589,389
Sientra, Inc.*	42,338	826,014
Spark Therapeutics, Inc.*	35,818	2,964,298
STAAR Surgical Co.*	57,905	1,795,055
Supernus Pharmaceuticals, Inc.*	104,375	6,246,844
Ultragenyx Pharmaceutical, Inc.*	33,946	2,609,429
Vericel Corp.*	169,912	1,648,146
WellCare Health Plans, Inc.*	23,982	5,905,328
Wright Medical Group NV*	128,020	3,323,399
Xencor, Inc.*	87,439	3,236,117
Zogenix, Inc.*	45,817	2,025,111

		143,634,345

INDUSTRIALS (15.8%)
AeroVironment, Inc.*	47,476	3,391,211
ASGN, Inc.*	54,683	4,275,664
Astronics Corp.*	124,245	4,469,093
BG Staffing, Inc.	62,821	1,460,588
BMC Stock Hldgs., Inc.*	226,989	4,732,721
Echo Global Logistics, Inc.*	118,904	3,477,942
EnPro Industries, Inc.	54,977	3,845,641
Exponent, Inc.	43,056	2,079,605
Generac Hldgs., Inc.*	42,668	2,207,216
Granite Construction, Inc.	132,757	7,389,255
H&E Equipment Services	99,728	3,750,770
Healthcare Svcs. Group, Inc.	101,407	4,379,768
John Bean Technologies Corp.	43,337	3,852,659
Knoll, Inc.	72,100	1,500,401
Landstar System, Inc.	44,715	4,882,878

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

NCI Building Systems, Inc.*	254,238	5,338,998
Schneider National, Inc. Cl B	81,744	2,248,777
Simpson Manufacturing Co., Inc.	38,174	2,374,041
Sun Hydraulics Corp.	84,744	4,083,813
Teledyne Technologies, Inc.*	23,067	4,591,717
The Gorman-Rupp Co.	103,325	3,616,375
Trex Co., Inc.*	79,186	4,956,252
Universal Forest Products, Inc.	142,121	5,204,471
Woodward, Inc.	26,875	2,065,613

		90,175,469

INFORMATION TECHNOLOGY (21.8%)
Advanced Energy Industries, Inc.*	30,940	1,797,305
Altair Engineering, Inc. Cl A*	82,278	2,812,262
Apptio, Inc. Cl A*	88,045	3,187,229
Belden, Inc.	32,749	2,001,619
CommVault Systems, Inc.*	21,721	1,430,328
Cornerstone OnDemand, Inc.*	49,124	2,329,951
Cray, Inc.*	115,385	2,838,471
Cypress Semiconductor Corp.	130,010	2,025,556
Entegris, Inc	91,833	3,113,139
EPAM Systems, Inc.*	59,245	7,365,931
Etsy, Inc.*	68,585	2,893,601
Euronet Worldwide, Inc.*	35,796	2,998,631
Everspin Technologies, Inc.*	239,007	2,131,942
Five9, Inc.*	188,027	6,500,093
Globant S.A.*	53,867	3,059,107
II-VI, Inc.*	98,051	4,260,316
Integrated Device Technology, Inc.*	101,607	3,239,231
LogMeIn, Inc.	30,161	3,114,123
Lumentum Hldgs., Inc.*	54,114	3,133,201
MAXIMUS, Inc.	28,614	1,777,216
MaxLinear, Inc. Cl A*	122,960	1,916,946
MINDBODY, Inc. Cl A*	21,405	826,233
MKS Instruments, Inc.	36,913	3,532,574
New Relic, Inc.*	99,875	10,046,431
Nutanix, Inc. Cl A*	54,472	2,809,121
Perficient, Inc.*	104,720	2,761,466
Proofpoint, Inc.*	40,887	4,714,680
Q2 Hldgs., Inc.*	54,614	3,115,729
Rapid7, Inc.*	192,166	5,422,925
Resonant, Inc.*	185,325	1,045,233
Rogers Corp.*	27,368	3,050,437
Science Applications Int’l. Corp.	22,158	1,793,247
Sequans Communications S.A. ADR*	502,446	1,024,990
Stamps.com, Inc.*	10,538	2,666,641
SYNNEX Corp.	33,363	3,219,863
Take-Two Interactive Software, Inc.*	20,844	2,467,096
ViaSat, Inc.*	52,799	3,469,950
Xperi Corp.	113,687	1,830,361
Zendisk, Inc.*	88,385	4,816,099
Zscaler, Inc.*	43,725	1,563,169

		124,102,443

MATERIALS (3.9%)
Berry Global Group, Inc.*	58,768	2,699,802
Century Aluminum Co.*	139,530	2,197,598
Ferro Corp.*	367,341	7,659,060
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Minerals Technologies, Inc.	46,708	3,519,448
Orion Engineered Carbons S.A.	72,504	2,236,748
U.S. Concrete, Inc.*	73,127	3,839,168

		22,151,824

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

REAL ESTATE (2.7%)
Easterly Government Pptys.				133,540	2,638,750
Pebblebrook Hotel Trust				128,748	4,995,422
QTS Realty Trust, Inc.				79,967	3,158,697
Terreno Realty Corp.				118,937	4,480,357

					15,273,226

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*				352,518	3,560,432
Shenandoah Telecommunications Co.				109,991	3,596,706

					7,157,138

UTILITIES (0.6%)
Chesapeake Utilities Corp.				44,353	3,546,022

TOTAL COMMON STOCKS (Cost: $456,170,843) 96.8%					552,022,932

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.5%)
U.S. Treasury Bill	A-1+	1.81	08/16/18	3,000,000	2,992,898
U.S. Treasury Bill	A-1+	1.84	08/23/18	1,300,000	1,296,399
U.S. Treasury Bill	A-1+	1.85	08/30/18	10,000,000	9,968,724

					14,258,021

COMMERCIAL PAPER (0.7%)
Southern California Gas Co.†	A-1	1.90	07/02/18	3,900,000	3,899,588

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,157,609) 3.2%					18,157,609

TOTAL INVESTMENTS (Cost: $474,328,452) 100.0%					570,180,541

OTHER NET ASSETS 0.0% (2)					240,226

NET ASSETS 100.0%					$570,420,767

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.7%)
Discovery, Inc. Cl A*	16,930	465,575
Discovery, Inc. Cl C*	17,770	453,135
ILG, Inc.	8,810	290,994
Lions Gate Entertainment Corp. Cl A	8,840	219,409
MSG Networks, Inc.*	21,903	524,577
Qurate Retail, Inc.*	17,450	370,289
Ralph Lauren Corp.	5,037	633,252
Sleep Number Corp.*	13,400	388,868
Taylor Morrison Home Corp. Cl A*	12,722	264,363

		3,610,462

CONSUMER STAPLES (1.8%)
Constellation Brands, Inc. Cl A	1,719	376,238
Ingredion, Inc.	7,341	812,649
Vector Group Ltd.	31,490	600,829

		1,789,716

ENERGY (8.4%)
Andeavor	4,420	579,816
Baker Hughes, a GE Co.	18,432	608,809
Cheniere Energy, Inc.*	15,507	1,010,901
Devon Energy Corp.	11,220	493,231
Hess Corp.	7,538	504,217
MPLX LP	16,998	580,312
Noble Energy, Inc.	26,701	942,011
PBF Energy, Inc.	47,913	2,008,992
Range Resources Corp.	25,585	428,037
RPC, Inc.	15,320	223,212
Weatherford Int’l. PLC*	49,088	161,500
Williams Cos., Inc.	25,751	698,110

		8,239,148

FINANCIALS (21.5%)
American Financial Group, Inc.	12,849	1,379,083
Ameriprise Financial, Inc.	11,272	1,576,727
Associated Banc-Corp.	50,204	1,370,569
BankUnited, Inc.	23,723	969,085
Citizens Financial Group, Inc.	12,450	484,305
Discover Financial Svcs.	12,401	873,154
Everest Re Group Ltd.	4,106	946,351
Fifth Third Bancorp	40,116	1,151,329
Hartford Financial Svcs. Group, Inc.	21,415	1,094,949
KeyCorp	74,612	1,457,918
Lincoln National Corp.	15,429	960,455
Progressive Corp.	23,743	1,404,398
Reinsurance Grp. of America, Inc.	7,392	986,684
Starwood Property Trust, Inc.	34,048	739,182
SVB Financial Group*	9,919	2,864,208
Synchrony Financial	15,793	527,170
Voya Financial, Inc.	27,446	1,289,962
Zions Bancorporation	20,230	1,065,919

		21,141,448

HEALTH CARE (7.0%)
Agilent Technologies, Inc.	16,100	995,624
Boston Scientific Corp.*	25,310	827,637
Centene Corp.*	7,027	865,797
Edwards Lifesciences Corp.*	4,860	707,470
Hill-Rom Hldgs., Inc.	8,790	767,719
Humana, Inc.	3,554	1,057,777
Neurocrine Biosciences, Inc.*	9,860	968,646
Zimmer Biomet Hldgs., Inc.	6,613	736,953

		6,927,623

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

INDUSTRIALS (15.9%)
Alaska Air Group, Inc.	21,680	1,309,255
Builders FirstSource, Inc.*	15,170	277,459
Carlisle Cos., Inc.	6,888	746,039
Harris Corp.	9,543	1,379,345
Kirby Corp.*	17,344	1,449,958
L-3 Communications Corp.	8,347	1,605,295
Landstar System, Inc.	5,150	562,380
LSC Communications, Inc.	29,860	467,608
Mueller Industries, Inc.	36,510	1,077,410
Old Dominion Freight Line, Inc.	13,893	2,069,501
Oshkosh Corp.	10,661	749,682
Republic Services, Inc.	7,920	541,411
Stanley Black & Decker, Inc.	10,266	1,363,427
United Rentals, Inc.*	9,772	1,442,543
XPO Logistics, Inc.*	5,650	566,017

		15,607,330

INFORMATION TECHNOLOGY (6.0%)
Analog Devices, Inc.	5,583	535,521
ARRIS International PLC*	19,334	472,620
Avnet, Inc.	18,235	782,282
DXC Technology Co.	10,227	824,398
F5 Networks, Inc.*	1,906	328,690
KLA-Tencor Corp.	2,330	238,895
LogMeIn, Inc.	5,250	542,063
Perspecta, Inc.	5,114	105,082
Proofpoint, Inc.*	4,010	462,393
PTC, Inc.*	7,380	692,318
Skyworks Solutions, Inc.	2,270	219,396
Symantec Corp.	8,250	170,363
Western Digital Corp.	7,122	551,314

		5,925,335

MATERIALS (9.9%)
Crown Hldgs., Inc.*	34,085	1,525,645
Eastman Chemical Co.	4,717	471,511
FMC Corp.	3,700	330,077
Freeport-McMoRan, Inc.	39,550	682,633
International Paper Co.	17,549	913,952
Nucor Corp.	9,932	620,750
Olin Corp.	23,280	668,602
Packaging Corp. of America	21,659	2,421,260
RPM International, Inc.	9,910	577,951
Steel Dynamics, Inc.	28,317	1,301,166
The Mosaic Co.	7,050	197,753

		9,711,300

REAL ESTATE (13.7%)
Alexander’s, Inc.	1,137	435,050
Apartment Investment & Management Co. Cl A	16,452	695,920
AvalonBay Communities, Inc.	5,202	894,172
Brandywine Realty Trust	46,401	783,249
Duke Realty Corp.	51,172	1,485,523
Equity Lifestyle Properties, Inc.	4,221	387,910
Forest City Realty Trust, Inc. Cl A	33,975	774,970
GGP, Inc.	30,168	616,332
Host Hotels & Resorts, Inc.	46,595	981,757
Kilroy Realty Corp.	8,734	660,640
ProLogis, Inc.	24,757	1,626,287
Regency Centers Corp.	7,776	482,734
RLJ Lodging Trust	8,525	187,976
Spirit MTA REIT*	2,885	29,716
Spirit Realty Capital, Inc.	28,850	231,666

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

The GEO Group, Inc.				28,610	787,919
The Macerich Co.				8,560	486,465
Vornado Realty Trust				7,493	553,883
Welltower, Inc.				13,332	835,783
Weyerhaeuser Co.				15,789	575,667

					13,513,619

UTILITIES (10.2%)
AES Corp.				41,460	555,979
Ameren Corp.				18,208	1,107,957
Consolidated Edison, Inc.				14,115	1,100,688
Edison International				6,761	427,768
Entergy Corp.				10,621	858,071
Evergy, Inc.				32,262	1,811,511
Eversource Energy				10,994	644,358
FirstEnergy Corp.				24,306	872,828
PG&E Corp.				8,920	379,635
PPL Corp.				28,507	813,875
Public Svc. Enterprise Group, Inc.				26,919	1,457,395

					10,030,065

TOTAL COMMON STOCKS (Cost: $74,094,390) 98.1%					96,496,046

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.7%)
Southern California Gas Co.†	A-1	1.90	07/02/18	1,700,000	1,699,821

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,699,821) 1.7%					1,699,821

TOTAL INVESTMENTS (Cost: $75,794,211) 99.8%					98,195,867

OTHER NET ASSETS 0.2%					201,794

NET ASSETS 100.0%					$98,397,661

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.8%)
Aaron’s, Inc.	50,756	2,205,348
Adtalem Global Education, Inc.*	49,356	2,374,024
AMC Networks, Inc. Cl A*	37,711	2,345,624
American Eagle Outfitters, Inc.	137,453	3,195,782
AutoNation, Inc.*	48,192	2,341,167
Bed Bath & Beyond, Inc.	114,707	2,285,537
Big Lots, Inc.	34,476	1,440,407
Boyd Gaming Corp.	67,222	2,329,915
Brinker International, Inc.	35,942	1,710,839
Brunswick Corp.	71,250	4,594,200
Cable One, Inc.	3,850	2,823,167
Carter’s, Inc.	38,409	4,163,152
Cheesecake Factory, Inc.	34,744	1,913,005
Churchill Downs, Inc.	9,292	2,755,078
Cinemark Hldgs., Inc.	86,962	3,050,627
Cracker Barrel Old Country Store, Inc.	19,662	3,071,401
Dana Hldg. Corp.	119,335	2,409,374
Deckers Outdoor Corp.*	24,928	2,814,122
Delphi Technologies PLC	72,754	3,307,397
Dick’s Sporting Goods, Inc.	63,826	2,249,867
Dillard’s, Inc. Cl A	16,197	1,530,617
Domino’s Pizza, Inc.	34,590	9,760,255
Dunkin’ Brands Group, Inc.	67,997	4,696,553
Five Below, Inc.*	45,642	4,459,680
Gentex Corp.	224,267	5,162,626
Graham Hldgs. Co. Cl B	3,597	2,108,202
Helen of Troy Ltd.*	21,802	2,146,407
ILG, Inc.	86,541	2,858,449
International Speedway Corp. Cl A	19,999	893,955
Jack in the Box, Inc.	23,213	1,975,891
KB Home	68,788	1,873,785
Live Nation Entertainment, Inc.*	111,438	5,412,544
Meredith Corp.	32,472	1,656,072
Michaels Cos., Inc.*	91,458	1,753,250
Murphy USA, Inc.*	25,310	1,880,280
New York Times Co. Cl A	105,137	2,723,048
NVR, Inc.*	2,752	8,174,403
Ollie’s Bargain Outlet Hldgs., Inc.*	40,840	2,960,900
Papa John’s Int’l., Inc.	19,304	979,099
Polaris Industries, Inc.	48,101	5,876,980
Pool Corp.	33,215	5,032,073
Sally Beauty Hldgs., Inc.*	100,007	1,603,112
Scientific Games Corp. Cl A*	43,741	2,149,870
Service Corp. International	149,992	5,368,214
Signet Jewelers Ltd.	48,147	2,684,195
Six Flags Entertainment Corp.	63,694	4,461,765
Skechers U.S.A., Inc. Cl A*	111,534	3,347,135
Sotheby’s*	30,126	1,637,047
TEGNA, Inc.	176,069	1,910,349
Tempur Sealy Int’l., Inc.*	37,802	1,816,386
Texas Roadhouse, Inc.	53,779	3,523,062
The Wendy’s Co.	146,806	2,522,127
Thor Industries, Inc.	40,037	3,899,203
Toll Brothers, Inc.	115,269	4,263,800
TRI Pointe Group, Inc.*	123,863	2,026,399
Tupperware Brands Corp.	41,777	1,722,883
Urban Outfitters, Inc.*	65,877	2,934,820
Wiley (John) & Sons, Inc. Cl A	36,824	2,297,818
Williams-Sonoma, Inc.	62,744	3,851,227
Wyndham Hotels & Resorts, Inc.	81,572	4,798,881
Wyndham Worldwide Corp.	81,603	3,612,565

		187,725,960

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

CONSUMER STAPLES (3.4%)
Boston Beer Co., Inc. Cl A*	7,179	2,151,546
Casey’s General Stores, Inc.	30,746	3,230,790
Edgewell Personal Care Co.*	44,163	2,228,465
Energizer Hldgs., Inc.	48,986	3,084,159
Flowers Foods, Inc.	151,211	3,149,725
Hain Celestial Group, Inc.*	84,965	2,531,957
Ingredion, Inc.	59,112	6,543,698
Lamb Weston Hldgs., Inc.	119,988	8,220,378
Lancaster Colony Corp.	15,985	2,212,644
Nu Skin Enterprises, Inc. Cl A	45,579	3,563,822
Post Hldgs., Inc.*	55,157	4,744,605
Sanderson Farms, Inc.	16,478	1,732,662
Sprouts Farmers Market, Inc.*	100,300	2,213,621
Tootsie Roll Industries, Inc.	15,819	488,016
TreeHouse Foods, Inc.*	45,980	2,414,410
United Natural Foods, Inc.*	41,284	1,761,175

		50,271,673

ENERGY (5.2%)
Apergy Corp.*	63,476	2,650,123
Callon Petroleum Co.*	184,755	1,984,269
Chesapeake Energy Corp.*	745,234	3,905,026
CNX Resources Corp.*	160,900	2,860,802
Core Laboratories N.V.	36,165	4,564,385
Diamond Offshore Drilling, Inc.*	53,073	1,107,103
Dril-Quip, Inc.*	31,176	1,602,446
Energen Corp.*	79,654	5,800,404
Ensco PLC Cl A	361,448	2,624,112
Gulfport Energy Corp.*	128,437	1,614,453
Matador Resources Co.*	84,964	2,553,168
McDermott International, Inc.*	147,099	2,890,495
Murphy Oil Corp.	133,162	4,496,881
Nabors Industries Ltd.	290,519	1,862,227
Oasis Petroleum, Inc.*	218,359	2,832,116
Oceaneering Int’l., Inc.	80,751	2,055,920
Patterson-UTI Energy, Inc.	181,912	3,274,416
PBF Energy, Inc.	91,548	3,838,608
QEP Resources, Inc.*	194,049	2,379,041
Range Resources Corp.	186,827	3,125,616
Rowan Companies PLC Cl A*	93,864	1,522,474
SM Energy Co.	84,372	2,167,517
Southwestern Energy Co.*	419,381	2,222,719
Superior Energy Services, Inc.*	126,937	1,236,366
Transocean Ltd.*	360,235	4,841,558
World Fuel Services Corp.	55,509	1,132,939
WPX Energy, Inc.*	329,186	5,935,224

		77,080,408

FINANCIALS (16.1%)
Alleghany Corp.	12,518	7,197,474
American Financial Group, Inc.	56,643	6,079,493
Aspen Insurance Hldgs. Ltd.	48,563	1,976,514
Associated Banc-Corp.	137,898	3,764,615
BancorpSouth Bank	66,970	2,206,662
Bank of Hawaii Corp.	34,468	2,875,321
Bank of the Ozarks, Inc.	99,272	4,471,211
Berkley (W.R.) Corp.	78,504	5,684,475
Brown & Brown, Inc.	187,621	5,202,730
Cathay General Bancorp	62,261	2,520,948
Chemical Financial Corp.	58,043	3,231,254
CNO Financial Group, Inc.	136,669	2,602,178
Commerce Bancshares, Inc.	76,574	4,955,104
Cullen/Frost Bankers, Inc.	47,355	5,125,705

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

East West Bancorp, Inc.	118,447	7,722,744
Eaton Vance Corp.	97,253	5,075,634
Evercore, Inc. Cl A	33,225	3,503,576
FactSet Research Systems, Inc.	31,787	6,297,005
Federated Investors, Inc. Cl B	78,080	1,820,826
First American Financial Corp.	91,208	4,717,278
First Horizon National Corp.	266,730	4,758,463
FNB Corp.	264,563	3,550,435
Fulton Financial Corp.	143,892	2,374,218
Genworth Financial, Inc.*	407,540	1,833,930
Hancock Hldg. Co.	69,509	3,242,595
Hanover Insurance Group, Inc.	34,871	4,169,177
Home BancShares, Inc.	128,730	2,904,149
Interactive Brokers Group, Inc. Cl A	58,481	3,766,761
International Bancshares Corp.	44,143	1,889,320
Janus Henderson Group PLC	147,373	4,528,772
Kemper Corp.	40,090	3,032,809
Legg Mason, Inc.	69,837	2,425,439
LendingTree, Inc.*	6,459	1,380,934
MarketAxess Hldgs., Inc.	30,770	6,088,152
MB Financial, Inc.	68,658	3,206,329
Mercury General Corp.	29,823	1,358,736
Navient Corp.	213,002	2,775,416
New York Community Bancorp, Inc.	402,080	4,438,963
Old Republic Int’l. Corp.	205,257	4,086,667
PacWest Bancorp	102,127	5,047,116
Pinnacle Financial Partners, Inc.	60,275	3,697,871
Primerica, Inc.	35,968	3,582,413
Prosperity Bancshares, Inc.	57,043	3,899,459
Reinsurance Grp. of America, Inc.	52,605	7,021,715
RenaissanceRe Hldgs. Ltd.	32,897	3,958,167
SEI Investments Co.	107,204	6,702,394
Signature Bank*	43,862	5,609,073
SLM Corp.*	354,983	4,064,555
Sterling Bancorp	183,927	4,322,285
Stifel Financial Corp.	58,371	3,049,885
Synovus Financial Corp.	96,960	5,122,397
TCF Financial Corp.	137,325	3,380,942
Texas Capital Bancshares, Inc.*	40,503	3,706,025
Trustmark Corp.	55,279	1,803,754
UMB Financial Corp.	36,005	2,744,661
Umpqua Hldgs. Corp.	179,728	4,060,056
United Bankshares, Inc.	85,856	3,125,158
Valley National Bancorp	216,429	2,631,777
Washington Federal, Inc.	68,999	2,256,267
Webster Financial Corp.	75,136	4,786,163
Wintrust Financial Corp.	46,027	4,006,650

		237,420,795

HEALTH CARE (9.1%)
Acadia Healthcare Co., Inc.*	66,784	2,732,133
Akorn, Inc.*	76,880	1,275,439
Allscripts Healthcare Solutions, Inc.*	145,555	1,746,660
Bio-Rad Laboratories, Inc. Cl A*	16,615	4,794,092
Bio-Techne Corp.	30,723	4,545,468
Cantel Medical Corp.	29,024	2,854,801
Catalent, Inc.*	109,270	4,577,320
Charles River Laboratories Int’l., Inc.*	39,224	4,403,286
Chemed Corp.	13,020	4,189,966
Encompass Health Corp.	80,807	5,472,250
Exelixis, Inc.*	234,719	5,051,153
Globus Medical, Inc. Cl A*	60,023	3,028,761
Haemonetics Corp.*	42,925	3,849,514
Halyard Health, Inc.*	38,524	2,205,499
Hill-Rom Hldgs., Inc.	54,194	4,733,304

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

ICU Medical, Inc.*	12,471	3,662,109
Integra LifeSciences Hldgs. Corp.*	57,580	3,708,728
LifePoint Health, Inc.*	31,752	1,549,498
LivaNova PLC*	35,632	3,556,786
Mallinckrodt PLC*	67,995	1,268,787
Masimo Corp.*	38,965	3,804,932
Medidata Solutions, Inc.*	48,473	3,904,985
MEDNAX, Inc.*	77,493	3,353,897
Molina Healthcare, Inc.*	38,648	3,785,185
NuVasive, Inc.*	42,006	2,189,353
Patterson Cos., Inc.	66,730	1,512,769
PRA Health Sciences, Inc.*	41,491	3,873,600
Prestige Brands Hldgs., Inc.*	43,402	1,665,769
STERIS PLC	69,287	7,275,828
Syneos Health, Inc. Cl A*	45,483	2,133,153
Teleflex, Inc.	37,311	10,007,178
Tenet Healthcare Corp.*	66,357	2,227,604
United Therapeutics Corp.*	35,689	4,038,210
WellCare Health Plans, Inc.*	36,612	9,015,339
West Pharmaceutical Svcs., Inc.	60,561	6,013,102

		134,006,458

INDUSTRIALS (14.2%)
Acuity Brands, Inc.	33,494	3,880,950
AECOM*	131,553	4,345,196
AGCO Corp.	53,875	3,271,290
Avis Budget Group, Inc.*	58,389	1,897,643
Carlisle Cos., Inc.	49,709	5,383,982
Clean Harbors, Inc.*	41,887	2,326,823
Crane Co.	41,614	3,334,530
Curtiss-Wright Corp.	36,067	4,292,694
Deluxe Corp.	39,152	2,592,254
Donaldson Co., Inc.	106,150	4,789,488
Dun & Bradstreet Corp.	30,399	3,728,437
Dycom Industries, Inc.*	25,525	2,412,368
EMCOR Group, Inc.	47,778	3,639,728
EnerSys	34,490	2,574,334
Esterline Technologies Corp.*	21,161	1,561,682
GATX Corp.	30,727	2,280,865
Genesee & Wyoming, Inc. Cl A*	49,313	4,010,133
Graco, Inc.	136,948	6,192,789
Granite Construction, Inc.	37,247	2,073,168
Healthcare Svcs. Group, Inc.	60,392	2,608,330
HNI Corp.	35,643	1,325,920
Hubbell, Inc.	44,963	4,754,388
IDEX Corp.	62,575	8,540,236
ITT, Inc.	71,508	3,737,723
JetBlue Airways Corp.*	258,546	4,907,203
KBR, Inc.	114,884	2,058,721
Kennametal, Inc.	66,714	2,395,033
Kirby Corp.*	44,051	3,682,664
KLX, Inc.*	41,584	2,989,890
Knight-Swift Transportation Hldgs., Inc.	105,265	4,022,176
Landstar System, Inc.	34,424	3,759,101
Lennox International, Inc.	30,359	6,076,354
Lincoln Electric Hldgs., Inc.	50,471	4,429,335
Manpowergroup, Inc.	53,822	4,631,921
Miller (Herman), Inc.	48,816	1,654,862
MSA Safety, Inc.	27,881	2,686,056
MSC Industrial Direct Co., Inc. Cl A	37,499	3,181,790
Nordson Corp.	41,739	5,359,705
NOW, Inc.*	88,732	1,182,798
nVent Electric PLC*	131,858	3,309,636
Old Dominion Freight Line, Inc.	55,705	8,297,817
Oshkosh Corp.	60,438	4,250,000

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Pitney Bowes, Inc.	151,732	1,300,343
Regal Beloit Corp.	35,995	2,944,391
Rollins, Inc.	78,669	4,136,416
Ryder System, Inc.	43,346	3,114,844
Teledyne Technologies, Inc.*	29,372	5,846,790
Terex Corp.	58,743	2,478,367
The Brink’s Co.	41,683	3,324,219
Timken Co.	55,746	2,427,738
Toro Co.	86,744	5,226,326
Trinity Industries, Inc.	121,942	4,177,733
Valmont Industries, Inc.	18,484	2,786,463
Wabtec Corp.	69,969	6,897,544
Watsco, Inc.	26,326	4,693,399
Werner Enterprises, Inc.	36,707	1,378,348
Woodward, Inc.	45,293	3,481,220

		208,644,154

INFORMATION TECHNOLOGY (15.8%)
ACI Worldwide, Inc.*	95,199	2,348,559
Acxiom Corp.*	63,039	1,888,018
ARRIS International PLC*	143,309	3,503,189
Arrow Electronics, Inc.*	71,617	5,391,328
Avnet, Inc.	96,437	4,137,147
Belden, Inc.	33,140	2,025,517
Blackbaud, Inc.	39,688	4,066,036
Cars.com, Inc.*	58,738	1,667,572
CDK Global, Inc.	101,555	6,606,153
Ciena Corp.*	116,942	3,100,132
Cirrus Logic, Inc.*	49,632	1,902,395
Cognex Corp	141,392	6,307,497
Coherent, Inc.*	20,180	3,156,556
CommVault Systems, Inc.*	34,607	2,278,871
Convergys Corp.	74,807	1,828,283
CoreLogic, Inc.*	66,898	3,472,006
Cree, Inc.*	82,025	3,409,779
Cypress Semiconductor Corp.	292,673	4,559,845
Fair Isaac Corp.*	24,458	4,728,221
First Solar, Inc.*	66,998	3,528,115
Fortinet, Inc.*	118,656	7,407,694
Henry (Jack) & Associates, Inc.	63,413	8,266,519
Integrated Device Technology, Inc.*	105,742	3,371,055
InterDigital, Inc.	28,472	2,303,385
j2 Global, Inc.	40,197	3,481,462
Jabil, Inc.	139,771	3,866,066
Keysight Technologies, Inc.*	152,966	9,029,583
Leidos Hldgs., Inc.	116,777	6,889,843
Littelfuse, Inc.	20,488	4,674,952
LogMeIn, Inc.	42,757	4,414,660
Lumentum Hldgs., Inc.*	51,620	2,988,798
Manhattan Associates, Inc.*	54,431	2,558,801
MAXIMUS, Inc.	53,356	3,313,941
MKS Instruments, Inc.	44,576	4,265,923
Monolithic Power Systems, Inc.	31,737	4,242,285
National Instruments Corp.	88,031	3,695,541
NCR Corp.*	96,662	2,897,927
NetScout Systems, Inc.*	65,330	1,940,301
Perspecta, Inc.	116,979	2,403,918
Plantronics, Inc.	27,195	2,073,619
PTC, Inc.*	94,595	8,873,957
Sabre Corp.	207,008	5,100,677
Science Applications Int’l. Corp.	34,559	2,796,860
Silicon Laboratories, Inc.*	35,283	3,514,187
Synaptics, Inc.*	28,414	1,431,213
SYNNEX Corp.	23,859	2,302,632
Tech Data Corp.*	28,441	2,335,575

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Teradata Corp.*	98,256	3,944,978
Teradyne, Inc.	156,301	5,950,379
Trimble Navigation Ltd.*	203,523	6,683,695
Tyler Technologies, Inc.*	29,209	6,487,319
Ultimate Software Group, Inc.*	23,814	6,127,580
VeriFone Systems, Inc.*	90,799	2,072,033
Versum Materials, Inc.	89,257	3,315,898
ViaSat, Inc.*	44,835	2,946,556
Vishay Intertechnology, Inc.	108,324	2,513,117
WEX, Inc.*	32,838	6,254,982
Zebra Technologies Corp. Cl A*	43,798	6,274,064

		232,917,194

MATERIALS (6.9%)
Allegheny Technologies, Inc.*	102,718	2,580,276
AptarGroup, Inc.	51,119	4,773,492
Ashland Global Holdings, Inc.	51,137	3,997,891
Bemis Co., Inc.	74,505	3,144,856
Cabot Corp.	50,656	3,129,021
Carpenter Technology Corp.	38,366	2,016,901
Commercial Metals Co.	95,688	2,019,974
Compass Minerals Int’l., Inc.	27,732	1,823,379
Domtar Corp.	51,503	2,458,753
Eagle Materials, Inc.	39,384	4,134,138
Greif, Inc. Cl A	21,192	1,120,845
Louisiana-Pacific Corp.	118,390	3,222,576
Minerals Technologies, Inc.	28,842	2,173,245
NewMarket Corp.	7,511	3,038,200
Olin Corp.	136,988	3,934,295
Owens-Illinois, Inc.*	132,510	2,227,493
PolyOne Corp.	65,389	2,826,113
Reliance Steel & Aluminum Co.	59,441	5,203,465
Royal Gold, Inc.	53,523	4,969,075
RPM International, Inc.	109,537	6,388,198
Scotts Miracle-Gro Co. Cl A	31,837	2,647,565
Sensient Technologies Corp.	34,648	2,479,064
Silgan Hldgs., Inc.	60,757	1,630,110
Sonoco Products Co.	81,555	4,281,638
Steel Dynamics, Inc.	193,855	8,907,637
The Chemours Co.	145,531	6,455,755
United States Steel Corp.	144,833	5,032,947
Valvoline, Inc.	160,521	3,462,438
Worthington Industries, Inc.	35,139	1,474,784

		101,554,124

REAL ESTATE (9.4%)
Alexander & Baldwin, Inc.	54,939	1,291,067
American Campus Communities, Inc.	112,382	4,818,940
Camden Property Trust	75,998	6,925,698
CoreCivic, Inc.	97,375	2,326,289
CoreSite Realty Corp.	28,239	3,129,446
Corporate Office Pptys. Trust	83,512	2,421,013
Cousins Properties, Inc.	343,501	3,328,525
CyrusOne, Inc.	81,180	4,737,665
DCT Industrial Trust, Inc.	77,089	5,144,149
Douglas Emmett, Inc.	130,823	5,256,468
Education Realty Trust, Inc.	62,295	2,585,243
EPR Properties	52,800	3,420,912
First Industrial Realty Trust, Inc.	102,568	3,419,617
Healthcare Realty Trust, Inc.	102,427	2,978,577
Highwoods Properties, Inc.	84,659	4,294,751
Hospitality Properties Trust	134,467	3,847,101
JBG SMITH Properties	76,334	2,783,901
Jones Lang LaSalle, Inc.	37,309	6,192,921
Kilroy Realty Corp.	80,912	6,120,184
Lamar Advertising Co. Cl A	68,866	4,704,236

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

LaSalle Hotel Pptys.	90,465	3,096,617
Liberty Property Trust	121,037	5,365,570
Life Storage, Inc.	37,969	3,694,763
Mack-Cali Realty Corp.	73,664	1,493,906
Medical Properties Trust, Inc.	298,840	4,195,714
National Retail Pptys., Inc.	125,993	5,538,652
Omega Healthcare Investors, Inc.	162,679	5,043,049
Potlatch Corp.	49,370	2,510,465
Quality Care Properties, Inc.*	77,301	1,662,745
Rayonier, Inc.	106,034	4,102,456
Sabra Health Care REIT, Inc.	145,558	3,162,975
Senior Housing Pptys. Trust	194,282	3,514,561
Tanger Factory Outlet Centers, Inc.	77,142	1,812,066
Taubman Centers, Inc.	49,803	2,926,424
The GEO Group, Inc.	100,829	2,776,831
Uniti Group, Inc.*	135,176	2,707,575
Urban Edge Pptys.	86,875	1,986,831
Weingarten Realty Investors	97,538	3,005,146

		138,323,049

TELECOMMUNICATION SERVICES (0.1%)
Telephone & Data Systems, Inc.	75,802	2,078,491

UTILITIES (4.6%)
ALLETE, Inc.	7,354	569,273
Aqua America, Inc.	146,033	5,137,441
Atmos Energy Corp.	90,852	8,189,399
Black Hills Corp.	43,995	2,692,934
Hawaiian Electric Industries, Inc.	89,293	3,062,750
Idacorp, Inc.	41,353	3,814,401
MDU Resources Group, Inc.	160,075	4,590,951
National Fuel Gas Co.	70,373	3,726,954
New Jersey Resources Corp.	71,846	3,215,109
NorthWestern Corp.	40,534	2,320,572
OGE Energy Corp.	163,931	5,772,011
ONE Gas, Inc.	42,941	3,209,410
PNM Resources, Inc.	65,355	2,542,310
Southwest Gas Hldgs., Inc.	39,609	3,020,978
UGI Corp.	141,799	7,383,474
Vectren Corp.	68,080	4,864,316
WGL Hldgs., Inc.	42,112	3,737,440

		67,849,723

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,092,534,303) 97.6%		1,437,872,029

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	1.85	08/30/18	5,300,000	5,283,367
U.S. Treasury Bill (1)	A-1+	1.86	08/16/18	10,000,000	9,975,709
U.S. Treasury Bill (1)	A-1+	1.88	08/23/18	5,800,000	5,783,625

					21,042,701

COMMERCIAL PAPER (0.6%)
New Jersey Natural Gas	A-1	1.95	07/02/18	3,000,000	2,999,675
Southern California Gas Co.†	A-1	1.90	07/02/18	5,200,000	5,199,451

					8,199,126

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $29,241,827) 2.0%					29,241,827

TOTAL INVESTMENTS (Cost: $1,121,776,130) 99.6%					1,467,113,856

OTHER NET ASSETS 0.4%					5,834,016

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

NET ASSETS 100.0%	$1,472,947,872

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

				Shares	Value
COMMON STOCKS:
FINANCIALS (95.1%)
iShares Core MSCI EAFE ETF				718,019	45,500,864
iShares Core MSCI Europe ETF				393,284	18,712,453
iShares Core MSCI Pacific ETF				177,010	10,208,202
iShares Edge MSCI Emerging Markets ETF				239,149	13,832,378
iShares MSCI EAFE ETF				2,938,851	196,814,851
iShares MSCI EAFE Growth ETF				500,274	39,461,613
iShares MSCI EAFE Small-Cap ETF				177,935	11,160,083
iShares MSCI EAFE Value ETF				718,532	36,893,026
Vanguard FTSE Developed Markets ETF				2,129,980	91,376,142
Vanguard FTSE Europe ETF				424,630	23,834,482
Vanguard FTSE Pacific ETF				220,480	15,429,190

					503,223,284

TOTAL COMMON STOCKS (Cost: $457,570,257) 95.1%					503,223,284

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.6%)
U.S. Treasury Bill	A-1+	1.76	07/19/18	7,000,000	6,993,482
U.S. Treasury Bill	A-1+	1.84	08/02/18	12,000,000	11,979,703

					18,973,185

COMMERCIAL PAPER (1.3%)
Southern California Gas Co.†	A-1	1.90	07/02/18	6,900,000	6,899,272

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,872,457) 4.9%					25,872,457

TOTAL INVESTMENTS (Cost: $483,442,714) 100.0%					529,095,741

OTHER NET ASSETS 0.0% (2)					90,773

NET ASSETS 100.0%					$529,186,514

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.8%)
Amazon.com, Inc.*	1,207	2,051,659
Comcast Corp. Cl A	77,242	2,534,310
Foot Locker, Inc.	14,692	773,534
Home Depot, Inc.	17,638	3,441,174
PVH Corp.	3,741	560,103
Ross Stores, Inc.	18,838	1,596,521
Tapestry, Inc.	19,925	930,697
Viacom, Inc. Cl B	29,508	889,961

		12,777,959

CONSUMER STAPLES (2.6%)
General Mills, Inc.	15,963	706,522
PepsiCo, Inc.	18,747	2,040,986
Walgreens Boots Alliance, Inc.	33,878	2,033,188

		4,780,696

ENERGY (5.5%)
Anadarko Petroleum Corp.	12,272	898,924
Baker Hughes, a GE Co.	33,495	1,106,340
Chevron Corp.	16,877	2,133,759
Cimarex Energy Co.	9,466	963,071
Marathon Petroleum Corp.	31,663	2,221,476
National Oilwell Varco, Inc.	10,421	452,271
Pioneer Natural Resources Co.	5,258	995,024
Range Resources Corp.	29,512	493,736
Williams Cos., Inc.	39,779	1,078,409

		10,343,010

FINANCIALS (8.6%)
American Int’l. Group, Inc.	20,767	1,101,066
Bank of America Corp.	81,212	2,289,366
Citigroup, Inc.	32,752	2,191,764
CME Group, Inc.	10,603	1,738,044
Comerica, Inc.	13,768	1,251,787
JPMorgan Chase & Co.	27,356	2,850,495
Morgan Stanley	27,660	1,311,084
PNC Financial Svcs. Grp., Inc.	6,330	855,183
State Street Corp.	12,355	1,150,127
Synchrony Financial	37,340	1,246,409

		15,985,325

HEALTH CARE (8.6%)
AbbVie, Inc.	31,998	2,964,615
Aetna, Inc.	12,542	2,301,457
Amgen, Inc.	7,841	1,447,370
CVS Health Corp.	22,176	1,427,026
Gilead Sciences, Inc.	16,717	1,184,232
Humana, Inc.	3,687	1,097,362
Merck & Co., Inc.	17,877	1,085,134
Pfizer, Inc.	16,052	582,367
UnitedHealth Group, Inc.	12,135	2,977,201
Zoetis, Inc.	12,890	1,098,099

		16,164,863

INDUSTRIALS (5.3%)
Boeing Co.	8,227	2,760,241
Delta Air Lines, Inc.	31,536	1,562,293
FedEx Corp.	8,087	1,836,234
Illinois Tool Works, Inc.	5,667	785,106
Ingersoll-Rand PLC	7,583	680,423
Lockheed Martin Corp.	5,281	1,560,166
PACCAR, Inc.	10,946	678,214

		9,862,677

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

INFORMATION TECHNOLOGY (16.6%)
Alphabet, Inc. Cl A*	3,376	3,812,145
Apple, Inc.	33,956	6,285,590
Broadcom, Inc.	7,782	1,888,224
Cisco Systems, Inc.	54,522	2,346,082
Cognizant Technology Solutions	15,605	1,232,639
Corning, Inc.	48,446	1,332,749
DXC Technology Co.	16,376	1,320,069
Lam Research Corp.	4,804	830,371
Micron Technology, Inc.*	20,919	1,096,992
Microsoft Corp.	54,482	5,372,466
NVIDIA Corp.	5,530	1,310,057
Texas Instruments, Inc.	11,434	1,260,599
Total System Services, Inc.	13,914	1,176,011
Visa, Inc. Cl A	12,977	1,718,804

		30,982,798

MATERIALS (1.9%)
Eastman Chemical Co.	12,242	1,223,710
LyondellBasell Inds. NV Cl A	9,674	1,062,689
Newmont Mining Corp.	16,728	630,813
WestRock Co.	11,626	662,915

		3,580,127

REAL ESTATE (1.8%)
American Tower Corp.	13,159	1,897,133
Simon Property Group, Inc.	8,288	1,410,535

		3,307,668

TELECOMMUNICATION SERVICES (0.6%)
CenturyLink, Inc.	55,098	1,027,027

UTILITIES (1.9%)
NextEra Energy, Inc.	12,424	2,075,181
Sempra Energy	12,212	1,417,935

		3,493,116

TOTAL COMMON STOCKS (Cost: $89,269,106) 60.2%		112,305,266

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.6%)
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	473,340
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	688,067
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	475,528
U.S. Treasury Note	AA+	2.00	11/15/26	800,000	749,718
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	717,686
U.S. Treasury Note	AA+	2.25	02/15/27	1,650,000	1,574,526
U.S. Treasury Note	AA+	2.25	08/15/27	2,250,000	2,141,456
U.S. Treasury Note	AA+	2.25	11/15/27	1,000,000	950,586
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	1,781,565
U.S. Treasury Note	AA+	2.75	05/31/23	1,000,000	1,001,250
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,442,102
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,452,066
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,958,801

					25,406,691

U.S. GOVERNMENT AGENCIES (11.4%)
MORTGAGE-BACKED OBLIGATIONS (11.1%)
FHLMC	AA+	2.50	09/01/27	210,235	205,624
FHLMC	AA+	3.00	06/01/27	123,867	123,912
FHLMC	AA+	3.00	08/01/27	129,269	129,092
FHLMC	AA+	3.00	10/15/37	179,714	178,323
FHLMC	AA+	3.00	11/01/42	198,916	194,146

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FHLMC	AA+	3.00	04/01/43	263,349	257,337
FHLMC	AA+	3.50	01/01/43	276,427	277,262
FHLMC	AA+	3.50	06/01/45	334,271	334,013
FHLMC	AA+	3.50	07/01/45	376,931	377,253
FHLMC	AA+	3.50	09/01/47	567,119	564,579
FHLMC	AA+	4.00	02/01/25	25,635	26,359
FHLMC	AA+	4.00	03/01/41	112,940	116,105
FHLMC	AA+	4.00	07/01/41	161,780	166,465
FHLMC	AA+	4.00	11/01/42	118,686	121,984
FHLMC	AA+	4.00	01/01/43	197,850	203,714
FHLMC	AA+	4.00	01/01/44	208,961	214,766
FHLMC	AA+	4.00	10/01/44	167,028	170,945
FHLMC	AA+	4.00	06/01/45	314,018	322,238
FHLMC	AA+	4.00	05/01/47	373,404	381,357
FHLMC	AA+	4.50	08/01/34	25,606	26,767
FHLMC	AA+	4.50	08/15/35	23,088	23,551
FHLMC	AA+	4.50	02/01/44	164,923	171,743
FHLMC	AA+	5.00	02/01/26	14,906	15,737
FHLMC	AA+	5.00	10/01/40	209,046	223,191
FHLMC	AA+	5.50	07/01/32	30,916	33,385
FHLMC	AA+	5.50	05/01/33	32,215	34,441
FHLMC	AA+	5.50	06/01/37	96,767	105,162
FHLMC	AA+	6.00	03/15/32	29,104	31,585
FHLMC ARM	AA+	3.45	02/01/36	27,879	29,188
FHLMC ARM	AA+	3.56	05/01/37	20,623	21,462
FHLMC ARM	AA+	3.61	04/01/37	24,258	25,406
FHLMC ARM	AA+	3.85	03/01/37	4,703	4,898
FHLMC Strip	AA+	3.00	01/15/43	271,930	267,521
FNMA	AA+	2.68	12/01/26	300,000	284,187
FNMA	AA+	2.91	07/01/27	295,178	286,179
FNMA	AA+	3.00	06/01/33	260,135	258,753
FNMA	AA+	3.00	09/01/33	225,758	223,890
FNMA	AA+	3.00	12/01/42	273,941	264,335
FNMA	AA+	3.00	01/01/43	584,935	572,079
FNMA	AA+	3.00	02/01/43	159,834	156,210
FNMA	AA+	3.00	03/01/43	317,380	310,210
FNMA	AA+	3.00	04/01/43	280,947	271,083
FNMA	AA+	3.00	09/01/43	322,662	315,225
FNMA	AA+	3.50	03/25/28	249,755	251,274
FNMA	AA+	3.50	08/01/38	212,225	212,564
FNMA	AA+	3.50	10/01/41	125,431	124,469
FNMA	AA+	3.50	11/01/41	238,717	239,566
FNMA	AA+	3.50	12/01/41	220,573	218,935
FNMA	AA+	3.50	04/01/42	253,543	251,612
FNMA	AA+	3.50	04/01/42	401,929	403,213
FNMA	AA+	3.50	08/01/42	172,628	172,961
FNMA	AA+	3.50	10/01/42	181,201	181,747
FNMA	AA+	3.50	08/01/43	410,571	411,770
FNMA	AA+	3.50	08/01/43	339,186	339,025
FNMA	AA+	3.50	01/01/44	85,573	84,648
FNMA	AA+	3.50	08/25/44	97,528	98,132
FNMA	AA+	3.50	04/01/45	285,245	285,148
FNMA	AA+	3.50	06/01/45	838,806	837,373
FNMA	AA+	3.50	09/01/47	186,473	186,183
FNMA	AA+	4.00	05/01/19	4,181	4,291
FNMA	AA+	4.00	07/25/26	338,072	352,807
FNMA	AA+	4.00	01/01/31	141,492	145,346
FNMA	AA+	4.00	07/01/40	232,016	238,239
FNMA	AA+	4.00	11/01/40	131,568	135,128
FNMA	AA+	4.00	05/01/41	147,451	149,335
FNMA	AA+	4.00	11/01/45	316,403	324,779

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FNMA	AA+	4.00	02/01/47	251,038	256,731
FNMA	AA+	4.00	05/01/48	598,742	610,722
FNMA	AA+	4.00	07/01/56	669,407	685,785
FNMA	AA+	4.50	05/01/30	46,257	48,346
FNMA	AA+	4.50	04/01/31	61,161	63,919
FNMA	AA+	4.50	08/01/33	28,425	29,732
FNMA	AA+	4.50	09/01/33	54,206	56,707
FNMA	AA+	4.50	06/01/34	46,551	48,644
FNMA	AA+	4.50	08/01/35	29,780	31,168
FNMA	AA+	4.50	12/01/35	32,394	33,904
FNMA	AA+	4.50	05/01/39	55,698	58,575
FNMA	AA+	4.50	05/01/39	85,112	89,479
FNMA	AA+	4.50	05/01/40	102,302	106,687
FNMA	AA+	4.50	10/01/40	479,092	504,066
FNMA	AA+	4.50	11/01/47	259,741	271,075
FNMA	AA+	5.00	06/01/33	54,032	57,864
FNMA	AA+	5.00	10/01/33	55,079	59,062
FNMA	AA+	5.00	11/01/33	163,444	175,070
FNMA	AA+	5.00	11/01/33	36,287	38,983
FNMA	AA+	5.00	03/01/34	19,511	20,898
FNMA	AA+	5.00	04/01/34	30,704	32,796
FNMA	AA+	5.00	09/01/35	19,125	20,467
FNMA	AA+	5.00	11/25/35	73,017	76,373
FNMA	AA+	5.00	08/01/37	152,994	163,644
FNMA	AA+	5.00	05/01/39	63,193	66,677
FNMA	AA+	5.00	06/01/40	36,302	38,931
FNMA	AA+	5.50	03/01/34	10,730	11,523
FNMA	AA+	5.50	05/01/34	111,927	121,847
FNMA	AA+	5.50	07/01/34	37,726	40,807
FNMA	AA+	5.50	09/01/34	15,519	16,843
FNMA	AA+	5.50	09/01/34	51,503	55,684
FNMA	AA+	5.50	10/01/34	20,377	22,177
FNMA	AA+	5.50	02/01/35	29,987	32,586
FNMA	AA+	5.50	02/01/35	42,621	46,283
FNMA	AA+	5.50	08/01/35	14,157	15,397
FNMA	AA+	5.50	08/01/37	7,392	7,998
FNMA	AA+	5.50	11/01/38	5,005	5,257
FNMA	AA+	5.50	06/01/48	14,324	14,897
FNMA	AA+	6.00	12/25/49	37,427	41,337
FNMA	AA+	6.00	05/01/23	13,348	14,588
FNMA	AA+	6.00	04/01/32	4,509	4,929
FNMA	AA+	6.00	05/01/32	10,965	12,088
FNMA	AA+	6.00	04/01/33	58,329	63,749
FNMA	AA+	6.00	05/01/33	32,516	35,537
FNMA	AA+	6.00	06/01/34	16,849	18,540
FNMA	AA+	6.00	09/01/34	12,324	13,567
FNMA	AA+	6.00	10/01/34	24,589	26,898
FNMA	AA+	6.00	12/01/36	29,002	31,974
FNMA	AA+	6.00	01/01/37	30,185	33,237
FNMA	AA+	6.00	04/01/37	5,513	5,729
FNMA	AA+	6.00	05/01/37	5,753	6,114
FNMA	AA+	6.00	06/01/37	2,150	2,201
FNMA	AA+	6.00	10/25/44	83,076	91,221
FNMA	AA+	6.00	02/25/47	73,566	81,089
FNMA	AA+	6.50	05/01/32	7,520	8,290
FNMA	AA+	6.50	05/01/32	23,202	25,576
FNMA	AA+	6.50	07/01/32	3,735	4,118
FNMA	AA+	6.50	07/01/34	16,655	18,359
FNMA	AA+	6.50	05/01/37	19,479	20,186
FNMA	AA+	6.50	09/01/37	7,007	7,723
FNMA	AA+	7.00	09/01/31	3,409	3,460

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FNMA	AA+	7.00	04/01/32	3,890	4,305
FNMA	AA+	7.50	06/01/31	4,350	4,863
FNMA	AA+	7.50	02/01/32	4,365	4,968
FNMA	AA+	7.50	06/01/32	3,932	4,528
FNMA	AA+	8.00	04/01/32	1,480	1,549
FNMA Strip	AA+	3.00	08/25/42	212,877	206,090
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	199,489	195,126
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	99,762	98,748
GNMA (3)	AA+	3.50	05/20/31	99,492	100,825
GNMA (3)	AA+	4.00	08/15/41	155,409	160,046
GNMA (3)	AA+	4.00	01/15/42	219,410	225,937
GNMA (3)	AA+	4.00	08/20/42	147,562	151,710
GNMA (3)	AA+	4.50	04/20/31	83,250	87,530
GNMA (3)	AA+	4.50	10/15/40	141,958	150,378
GNMA (3)	AA+	4.50	10/20/43	279,363	292,427
GNMA (3)	AA+	5.00	04/15/39	115,682	123,951
GNMA (3)	AA+	5.00	06/20/39	131,955	138,850
GNMA (3)	AA+	5.00	11/15/39	66,372	70,734
GNMA (3)	AA+	6.50	04/15/31	1,836	2,025
GNMA (3)	AA+	6.50	10/15/31	2,579	2,918
GNMA (3)	AA+	6.50	12/15/31	1,410	1,555
GNMA (3)	AA+	6.50	05/15/32	6,754	7,448
GNMA (3)	AA+	7.00	05/15/31	2,410	2,729
GNMA (3)	AA+	7.00	05/15/32	663	677
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	105,362	108,089

					20,726,327

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	481,303

CORPORATE DEBT (13.0%)
CONSUMER DISCRETIONARY (2.9%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	102,460
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	281,646
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	329,795
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	254,212
Coach, Inc.	BBB-	4.25	04/01/25	100,000	98,805
Dollar General Corp.	BBB	3.25	04/15/23	300,000	294,789
Expedia, Inc.	BBB	5.95	08/15/20	250,000	262,460
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	310,260
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	300,000	299,040
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	242,950
Kohl’s Corp.	BBB-	4.00	11/01/21	100,000	101,371
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	299,215
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	203,183
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	24,721
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	344,684
Mattel, Inc.	B+	3.15	03/15/23	350,000	307,125
NVR, Inc.	BBB+	3.95	09/15/22	300,000	301,938
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	99,271
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	256,029
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	303,348
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	359,223
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	331,590

					5,408,115

CONSUMER STAPLES (0.7%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	275,000	274,313
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	256,254
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	398,534
Sysco Corp.	BBB+	2.60	06/12/22	300,000	289,994
Sysco Corp.	BBB+	3.75	10/01/25	100,000	98,671

					1,317,766

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

ENERGY (0.9%)
Cameron International Corp.	AA-	4.50	06/01/21	300,000	306,042
Energen Corp.	BB	4.63	09/01/21	250,000	248,750
EQT Corp.	BBB	4.88	11/15/21	210,000	216,924
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	335,592
Rowan Companies PLC	B	4.88	06/01/22	300,000	283,500
SEACOR Holdings, Inc.	NR	7.38	10/01/19	250,000	253,750

					1,644,558

FINANCIALS (2.9%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	306,147
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	313,728
American Express Co.	BBB	3.63	12/05/24	250,000	246,227
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	293,801
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	250,000	258,626
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	261,949
Block Financial LLC	BBB	5.25	10/01/25	350,000	350,977
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	310,059
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	241,361
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	98,908
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	255,431
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	303,970
First Republic Bank	A-	2.38	06/17/19	150,000	149,132
First Tennessee Bank	BBB	2.95	12/01/19	350,000	348,382
Lincoln National Corp.	A-	4.00	09/01/23	250,000	252,052
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	258,346
Pacific LifeCorp.†	A-	6.00	02/10/20	23,000	24,014
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	259,317
Signet UK Finance PLC	BB+	4.70	06/15/24	250,000	234,911
Synchrony Financial	BBB-	3.70	08/04/26	400,000	367,464
Unum Group	BBB	4.00	03/15/24	150,000	148,837
Voya Financial, Inc.	BBB	3.65	06/15/26	250,000	236,480

					5,520,119

HEALTH CARE (1.5%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	299,491
Anthem, Inc.	A	4.35	08/15/20	250,000	255,802
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	206,756
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	253,336
Owens & Minor, Inc.	BB	3.88	09/15/21	400,000	380,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	312,705
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	154,903
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	255,902
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	375,000	377,047
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	245,426

					2,741,368

INDUSTRIALS (0.3%)
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	198,427
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	259,356

					457,783

INFORMATION TECHNOLOGY (1.2%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	357,102
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	304,840
eBay, Inc.	BBB+	2.88	08/01/21	325,000	319,940
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	374,366
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	197,097
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	355,748
Symantec Corp.	BB+	4.20	09/15/20	350,000	351,018

					2,260,111

MATERIALS (0.9%)
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	300,000	285,000
Methanex Corp.	BB+	3.25	12/15/19	250,000	249,145
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	252,562

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Packaging Corp. of America	BBB	4.50	11/01/23	150,000	155,001
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	348,612
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	97,860
Teck Resources Ltd.	BB+	4.75	01/15/22	300,000	300,627

					1,688,807

REAL ESTATE (0.8%)
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	350,439
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	250,000	245,452
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	256,953
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	250,348
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	206,013
Welltower, Inc.	BBB+	6.13	04/15/20	250,000	261,639

					1,570,844

TELECOMMUNICATION SERVICES (0.2%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	339,779

UTILITIES (0.7%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	257,950
Exelon Corp.	BBB-	5.15	12/01/20	340,000	351,402
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	257,593
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	102,754
SCANA Corp.	BBB-	4.13	02/01/22	300,000	295,140
Southern Co.	BBB+	3.25	07/01/26	50,000	46,934

					1,311,773

TOTAL LONG-TERM DEBT SECURITIES (Cost: $71,401,893) 38.0%					70,875,344

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Southern California Gas Co.†	A-1	1.90	07/02/18	1,800,000	1,799,810
Southern California Gas Co.†	A-1	1.90	07/02/18	1,600,000	1,599,831

					3,399,641

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,399,641) 1.8%					3,399,641

TOTAL INVESTMENTS (Cost: $164,070,640) 100.0%					186,580,251

OTHER NET ASSETS -0.0% (2)					(40,711)

NET ASSETS 100.0%					$186,539,540

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	21,128,367	30,012,655
Equity Index Fund (22.0%)	5,214,337	21,942,007
Mid-Cap Equity Index Fund (5.5%)	2,254,867	5,459,447
Mid-Term Bond Fund (30.0%)	29,077,178	30,002,268
Money Market Fund (12.5%)	10,296,623	12,485,592

TOTAL INVESTMENTS (Cost: $97,317,279) 100.0%		99,901,969

OTHER NET ASSETS -0.0% (2)		(1,828)

NET ASSETS 100.0%		$99,900,141

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.0%)	4,983,347	7,078,800
Equity Index Fund (23.0%)	1,377,775	5,797,700
International Fund (3.0%)	861,671	757,707
Mid-Cap Equity Index Fund (8.0%)	828,932	2,006,997
Mid-Term Bond Fund (29.0%)	7,100,872	7,326,785
Money Market Fund (9.0%)	1,874,158	2,272,586

TOTAL INVESTMENTS (Cost: $24,235,328) 100.0%		25,240,575

OTHER NET ASSETS -0.0% (2)		(782)

NET ASSETS 100.0%		$25,239,793

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.0%)	28,478,461	40,453,397
Equity Index Fund (28.5%)	10,123,041	42,597,908
International Fund (4.0%)	6,806,818	5,985,549
Mid-Cap Equity Index Fund (10.5%)	6,452,675	15,623,107
Mid-Term Bond Fund (24.0%)	34,832,175	35,940,361
Money Market Fund (4.0%)	4,934,950	5,984,076
Small Cap Growth Fund (1.0%)	923,257	1,475,951
Small Cap Value Fund (1.0%)	838,955	1,473,990

TOTAL INVESTMENTS (Cost: $137,198,196) 100.0%		149,534,339

OTHER NET ASSETS -0.0% (2)		(2,316)

NET ASSETS 100.0%		$149,532,023

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.1%)	93,713,753	133,119,542
Equity Index Fund (32.5%)	40,978,135	172,436,608
International Fund (6.8%)	40,842,521	35,914,708
Mid-Cap Equity Index Fund (11.4%)	25,081,671	60,727,315
Mid-Term Bond Fund (19.8%)	101,853,577	105,094,048
Small Cap Growth Fund (2.2%)	7,376,715	11,792,675
Small Cap Value Fund (2.2%)	6,703,100	11,776,910

TOTAL INVESTMENTS (Cost: $479,458,829) 100.0%		530,861,806

OTHER NET ASSETS -0.0% (2)		(4,447)

NET ASSETS 100.0%		$530,857,359

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.1%)	111,316,747	158,124,437
Equity Index Fund (35.4%)	60,442,110	254,341,306
International Fund (8.8%)	71,451,953	62,830,989
Mid-Cap Equity Index Fund (13.7%)	40,494,193	98,043,852
Mid-Term Bond Fund (11.8%)	81,800,289	84,402,765
Small Cap Growth Fund (4.2%)	18,815,182	30,078,609
Small Cap Value Fund (4.0%)	16,092,462	28,273,410

TOTAL INVESTMENTS (Cost: $633,906,830) 100.0%		716,095,368

OTHER NET ASSETS -0.0% (2)		(5,760)

NET ASSETS 100.0%		$716,089,608

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.6%)	84,774,390	120,421,259
Equity Index Fund (37.5%)	54,814,152	230,658,773
International Fund (10.8%)	75,421,649	66,321,725
Mid-Cap Equity Index Fund (18.7%)	47,413,073	114,795,726
Mid-Term Bond Fund (3.3%)	19,500,782	20,121,199
Small Cap Growth Fund (5.2%)	19,959,670	31,908,227
Small Cap Value Fund (4.9%)	17,276,897	30,354,385

TOTAL INVESTMENTS (Cost: $529,225,666) 100.0%		614,581,294

OTHER NET ASSETS -0.0% (2)		(4,892)

NET ASSETS 100.0%		$614,576,402

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.1%)	54,006,711	76,716,047
Equity Index Fund (39.6%)	47,793,998	201,117,858
International Fund (11.8%)	68,255,328	60,020,050
Mid-Cap Equity Index Fund (21.4%)	45,006,742	108,969,559
Small Cap Growth Fund (6.2%)	19,668,998	31,443,549
Small Cap Value Fund (5.9%)	17,160,781	30,150,377

TOTAL INVESTMENTS (Cost: $428,689,878) 100.0%		508,417,440

OTHER NET ASSETS -0.0% (2)		(3,620)

NET ASSETS 100.0%		$508,413,820

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.8%)	34,816,925	49,457,128
Equity Index Fund (38.6%)	38,357,558	161,409,177
International Fund (13.6%)	64,542,157	56,754,888
Mid-Cap Equity Index Fund (21.2%)	36,624,554	88,674,749
Small Cap Growth Fund (7.4%)	19,429,738	31,061,059
Small Cap Value Fund (7.4%)	17,655,440	31,019,461

TOTAL INVESTMENTS (Cost: $349,164,533) 100.0%		418,376,462

OTHER NET ASSETS -0.0% (2)		(3,387)

NET ASSETS 100.0%		$418,373,075

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.1%)	32,205,991	45,748,321
Equity Index Fund (37.2%)	40,354,236	169,811,231
International Fund (13.6%)	70,154,839	61,690,377
Mid-Cap Equity Index Fund (22.5%)	42,163,964	102,086,674
Small Cap Growth Fund (8.4%)	23,943,256	38,276,527
Small Cap Value Fund (8.2%)	21,117,975	37,102,910

TOTAL INVESTMENTS (Cost: $371,184,996) 100.0%		454,716,040

OTHER NET ASSETS -0.0% (2)		(3,714)

NET ASSETS 100.0%		$454,712,326

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.1%)	16,123,322	22,903,034
Equity Index Fund (35.0%)	23,715,110	99,793,537
International Fund (15.6%)	50,388,246	44,308,702
Mid-Cap Equity Index Fund (22.4%)	26,371,993	63,851,420
Small Cap Growth Fund (9.7%)	17,177,265	27,460,177
Small Cap Value Fund (9.2%)	14,810,192	26,020,545

TOTAL INVESTMENTS (Cost: $252,938,111) 100.0%		284,337,415

OTHER NET ASSETS -0.0% (2)		(1,986)

NET ASSETS 100.0%		$284,335,429

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.3%)	3,100,397	4,404,086
Equity Index Fund (33.2%)	4,201,663	17,680,661
International Fund (16.0%)	9,664,628	8,498,552
Mid-Cap Equity Index Fund (22.7%)	4,979,635	12,056,607
Small Cap Growth Fund (9.9%)	3,300,399	5,276,133
Small Cap Value Fund (9.9%)	2,996,229	5,264,180

TOTAL INVESTMENTS (Cost: $51,274,284) 100.0%		53,180,219

OTHER NET ASSETS -0.0% (2)		(263)

NET ASSETS 100.0%		$53,179,956

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.0%)	32,707,846	46,461,201
Equity Index Fund (25.0%)	9,168,681	38,581,945
International Fund (4.9%)	8,530,278	7,501,066
Mid-Cap Equity Index Fund (5.1%)	3,254,006	7,878,544
Mid-Term Bond Fund (35.0%)	52,412,321	54,079,817

TOTAL INVESTMENTS (Cost: $148,129,507) 100.0%		154,502,573

OTHER NET ASSETS -0.0% (2)		(350)

NET ASSETS 100.0%		$154,502,223

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	69,905,876	99,300,668
Equity Index Fund (35.0%)	32,928,832	138,565,020
International Fund (9.7%)	43,756,814	38,477,379
Mid-Cap Equity Index Fund (15.3%)	25,038,926	60,623,823
Mid-Term Bond Fund (15.0%)	57,610,522	59,443,400

TOTAL INVESTMENTS (Cost: $337,921,736) 100.0%		396,410,290

OTHER NET ASSETS -0.0% (2)		(718)

NET ASSETS 100.0%		$396,409,572

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	42,197,219	59,940,770
Equity Index Fund (34.8%)	24,841,618	104,533,902
International Fund (14.5%)	49,522,020	43,546,990
Mid-Cap Equity Index Fund (20.4%)	25,186,930	60,982,166
Small Cap Growth Fund (5.1%)	9,486,766	15,165,876
Small Cap Value Fund (5.2%)	8,776,306	15,419,400

TOTAL INVESTMENTS (Cost: $236,127,135) 100.0%		299,589,104

OTHER NET ASSETS -0.0% (2)		(1,473)

NET ASSETS 100.0%		$299,587,631

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.6%)
U.S. Treasury Bill	A-1+	1.72	07/05/18	1,600,000	1,599,617
U.S. Treasury Bill	A-1+	1.76	07/19/18	2,700,000	2,697,486
U.S. Treasury Bill	A-1+	1.83	08/02/18	2,500,000	2,495,793
U.S. Treasury Bill	A-1+	1.84	08/30/18	3,400,000	3,389,852
U.S. Treasury Bill	A-1+	1.85	08/09/18	450,000	449,072
U.S. Treasury Bill	A-1+	1.85	08/30/18	1,000,000	997,015
U.S. Treasury Bill	A-1+	1.85	08/30/18	250,000	249,253
U.S. Treasury Bill	A-1+	1.85	09/06/18	3,400,000	3,388,532
U.S. Treasury Bill	A-1+	1.85	09/06/18	1,000,000	996,627
U.S. Treasury Bill	A-1+	1.86	08/16/18	850,000	847,936
U.S. Treasury Bill	A-1+	1.87	08/23/18	1,650,000	1,645,375

					18,756,558

U.S. GOVERNMENT AGENCIES (15.0%)
FHLB	A-1+	1.77	07/05/18	3,000,000	2,999,259
FHLB	A-1+	1.83	07/20/18	1,950,000	1,948,018
FHLB	A-1+	1.84	07/11/18	1,600,000	1,599,098
FHLB	A-1+	1.85	07/13/18	2,000,000	1,998,661
FHLB	A-1+	1.87	08/03/18	1,550,000	1,547,259
FHLB	A-1+	1.89	08/22/18	1,300,000	1,296,378

					11,388,673

COMMERCIAL PAPER (60.3%)
Apple, Inc.†	A-1+	1.96	08/17/18	700,000	698,170
Apple, Inc.†	A-1+	2.08	09/04/18	2,000,000	1,992,782
Chevron Corp.†	A-1+	2.02	08/27/18	2,700,000	2,691,211
Coca-Cola Co.†	A-1	2.00	08/10/18	950,000	947,834
Coca-Cola Co.†	A-1	2.00	08/15/18	1,750,000	1,745,524
Disney (Walt) Co.†	A-1+	1.95	08/22/18	350,000	348,995
Disney (Walt) Co.†	A-1+	1.97	08/22/18	250,000	249,274
Emerson Electric Co.†	A-1	2.00	08/13/18	2,600,000	2,593,638
Exxon Mobil Corp.	A-1+	1.87	07/09/18	1,700,000	1,699,204
Exxon Mobil Corp.	A-1+	2.02	08/21/18	1,000,000	997,080
General Dynamics Corp.†	A-1	1.95	07/03/18	600,000	599,902
General Dynamics Corp.†	A-1	2.03	07/10/18	900,000	899,491
General Dynamics Corp.†	A-1	1.98	07/17/18	1,200,000	1,198,876
General Electric Co.	A-1	2.05	08/20/18	1,900,000	1,894,479
Hershey Foods†	A-1	1.95	07/09/18	1,295,000	1,294,368
Hershey Foods†	A-1	1.95	07/23/18	1,400,000	1,398,255
Intel Corp.†	A-1+	1.90	07/25/18	2,700,000	2,696,432
Intercontinental Exchange, Inc.†	A-1	1.95	07/16/18	1,200,000	1,198,958
Intercontinental Exchange, Inc.†	A-1	1.95	07/24/18	1,300,000	1,298,308
J.P. Morgan Securities LLC	A-1	2.20	08/14/18	250,000	249,312
J.P. Morgan Securities LLC†	A-1	2.15	08/17/18	450,000	448,710
J.P. Morgan Securities LLC	A-1	2.00	07/20/18	1,050,000	1,048,832
National Rural Utilities	A-1	1.99	07/23/18	600,000	599,237
National Rural Utilities	A-1	2.00	07/25/18	1,000,000	998,611
Nestle Capital Corp.†	A-1+	2.01	08/14/18	1,650,000	1,645,850
Novartis Finance Corp.†	A-1+	1.95	07/16/18	700,000	699,393
PepsiCo, Inc.†	A-1	1.88	07/06/18	1,200,000	1,199,623
PepsiCo, Inc.†	A-1	1.92	07/30/18	1,500,000	1,497,596
Pfizer, Inc.†	A-1+	1.93	07/19/18	1,400,000	1,398,574
Private Export Funding Corp.	NR	2.03	08/27/18	1,100,000	1,096,402
Southern California Gas Co.†	A-1	2.00	07/06/18	1,600,000	1,599,467
Toyota Motor Credit Corp.	A-1+	2.04	08/08/18	2,700,000	2,694,030
Unilever Capital Corp.†	A-1	1.96	07/02/18	1,500,000	1,499,836
Unilever Capital Corp.†	A-1	1.95	07/02/18	1,200,000	1,199,870
Wisconsin Gas Co.	A-1	2.20	07/12/18	1,600,000	1,598,826

					45,916,950

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $76,060,641) 99.9%					76,062,181

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

TOTAL INVESTMENTS (Cost: $76,060,641) 99.9%	76,062,181

OTHER NET ASSETS 0.1%	34,922

NET ASSETS 100.0%	$76,097,103

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (47.3%)
U.S. Treasury Note	AA+	0.75	07/15/19	3,500,000	3,442,033
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	16,858,836
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	21,918,333
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	2,962,734
U.S. Treasury Note	AA+	1.50	02/28/23	21,000,000	19,880,280
U.S. Treasury Note	AA+	1.50	08/15/26	22,000,000	19,868,750
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,402,249
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,345,442
U.S. Treasury Note	AA+	1.63	05/15/26	13,000,000	11,891,451
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,429,045
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	14,514,255
U.S. Treasury Note	AA+	1.88	05/31/22	16,900,000	16,389,045
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,397,460
U.S. Treasury Note	AA+	2.00	05/31/24	25,000,000	23,927,722
U.S. Treasury Note	AA+	2.00	06/30/24	23,500,000	22,474,625
U.S. Treasury Note	AA+	2.75	05/31/23	8,000,000	8,010,000
U.S. Treasury Note	AA+	2.88	05/31/25	24,600,000	24,694,164
U.S. Treasury Strip	AA+	0.00	08/15/18	39,500,000	39,407,091

					271,813,515

U.S. GOVERNMENT AGENCIES (6.3%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	1,433	1,485

NON-MORTGAGE-BACKED OBLIGATIONS (6.3%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,995,181
FNMA	AA+	0.00	10/09/19	23,000,000	22,267,450
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	842,426

					36,105,057

CORPORATE DEBT (45.5%)
CONSUMER DISCRETIONARY (6.3%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	512,267
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	256,150
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,564,703
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	301,557
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	711,794
Coach, Inc.	BBB-	3.00	07/15/22	2,500,000	2,419,405
Discovery, Inc.†	BBB-	3.50	06/15/22	2,500,000	2,475,710
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,028,814
Expedia, Inc.	BBB	5.95	08/15/20	2,000,000	2,099,680
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,068,400
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,094,558
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	2,000,000	1,993,602
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	52,457
Kohl’s Corp.	BBB-	3.25	02/01/23	700,000	680,261
Kohl’s Corp.	BBB-	4.00	11/01/21	1,325,000	1,343,159
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,200,144
Marriott International, Inc.	BBB	3.13	02/15/23	2,000,000	1,953,966
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	801,722
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	536,384
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,012,918
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	1,985,414
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	281,000	290,279
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,052,704
Viacom, Inc.	BBB-	3.25	03/15/23	2,500,000	2,368,498
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,441,178
Wyndham Worldwide Corp.	BB-	4.15	04/01/24	2,500,000	2,459,375

					36,705,099

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

CONSUMER STAPLES (3.2%)
Dr. Pepper Snapple Group, Inc.	BBB	2.60	01/15/19	150,000	149,716
Dr. Pepper Snapple Group, Inc.	BBB	3.13	12/15/23	2,990,000	2,860,665
Edgewell Personal Care Co.	BB	4.70	05/19/21	2,000,000	1,995,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,053,612
General Mills, Inc.	BBB	2.20	10/21/19	775,000	765,924
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	281,879
Kellogg Co.	BBB	2.65	12/01/23	2,000,000	1,901,600
Kroger Co.	BBB	2.95	11/01/21	2,000,000	1,971,440
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,150,577
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	996,336
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	1,975,630

					18,102,379

ENERGY (2.6%)
Cameron International Corp.	AA-	3.60	04/30/22	214,000	211,483
Diamond Offshore Drilling, Inc.	B+	3.45	11/01/23	1,500,000	1,331,250
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,990,000
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,291,213
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	1,993,818
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,917,668
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,032,056
Rowan Companies PLC	B	4.88	06/01/22	2,000,000	1,890,000
SESI LLC	BB-	7.13	12/15/21	2,150,000	2,187,625

					14,845,113

FINANCIALS (13.7%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	551,998
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,101,446
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	1,987,734
American Int’l. Group, Inc.	BBB+	4.13	02/15/24	2,000,000	2,009,208
Ares Capital Corp.	BBB-	3.63	01/19/22	2,500,000	2,437,978
Assurant, Inc.	BBB	4.00	03/15/23	2,000,000	1,986,734
Bank of America Corp.	A-	2.65	04/01/19	1,250,000	1,248,673
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	2,000,000	2,069,010
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,065,940
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,556,221
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,067,062
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,846,827
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	1,930,884
Erac USA Finance LLC†	A-	2.35	10/15/19	1,000,000	988,773
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	766,292
Fifth Third Bancorp	BBB	4.30	01/16/24	2,500,000	2,533,085
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,988,424
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,189,832
FS Investment Corp.	BBB-	4.75	05/15/22	2,675,000	2,665,967
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,500,000	2,436,108
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,750,000	2,640,861
Infinity Prop. & Casualty Corp	BBB	5.00	09/19/22	2,000,000	2,047,674
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,520,000	1,505,904
Legg Mason, Inc.	BBB	3.95	07/15/24	2,000,000	1,981,728
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,016,418
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,094,514
Morgan Stanley	BBB+	3.13	01/23/23	2,500,000	2,439,335
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,228,735
Peoples United Bank	BBB+	4.00	07/15/24	1,750,000	1,745,119
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,512,223
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,500,000	2,425,508
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,925,000	1,958,200
Regions Financial Corp.	BBB+	2.75	08/14/22	2,750,000	2,651,935
Signet UK Finance PLC	BB+	4.70	06/15/24	2,000,000	1,879,288
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	1,992,676

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	989,456
Synchrony Financial	BBB-	3.70	08/04/26	1,500,000	1,377,992
Unum Group	BBB	4.00	03/15/24	2,000,000	1,984,496
Voya Financial, Inc.	BBB	3.65	06/15/26	2,000,000	1,891,842
Wells Fargo & Co.	A-	2.13	04/22/19	2,000,000	1,988,722

					78,780,822

HEALTH CARE (5.7%)
Abbott Laboratories	BBB	3.25	04/15/23	2,000,000	1,971,930
AbbVie, Inc.	A-	2.85	05/14/23	2,500,000	2,407,738
Aetna, Inc.	A	2.80	06/15/23	2,500,000	2,382,073
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,065,454
Anthem, Inc.	A	3.13	05/15/22	2,000,000	1,970,184
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,067,564
CVS Health Corp.	BBB	3.38	08/12/24	590,000	569,542
CVS Health Corp.	BBB	3.88	07/20/25	1,500,000	1,453,401
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,000,546
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	1,985,500
Humana, Inc.	BBB+	3.85	10/01/24	2,500,000	2,495,438
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	603,661
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	411,286
Owens & Minor, Inc.	BB	3.88	09/15/21	2,000,000	1,900,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,084,700
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,047,218
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	400,000	402,183
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	1,600,000	1,651,730
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	1,963,404

					32,433,552

INDUSTRIALS (2.1%)
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	1,957,644
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	1,984,266
Kennametal, Inc.	BBB-	2.65	11/01/19	2,000,000	1,999,394
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,060,166
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,126,730
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,036,868

					12,165,068

INFORMATION TECHNOLOGY (3.7%)
Adobe Systems, Inc.	A	4.75	02/01/20	2,000,000	2,057,906
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	1,998,382
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	50,807
Avnet, Inc.	BBB-	3.75	12/01/21	1,130,000	1,125,994
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	987,151
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,067,307
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	1,975,820
Jabil, Inc.	BBB-	4.70	09/15/22	1,976,000	2,027,574
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,524,626
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	609,854
Lam Research Corp.	BBB+	2.75	03/15/20	2,000,000	1,988,304
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	1,993,530
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,005,816
Total System Services, Inc.	BBB-	3.75	06/01/23	950,000	941,469

					21,354,540

MATERIALS (2.2%)
Albemarle Corp.	BBB	4.50	12/15/20	1,065,000	1,086,648
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,036,890
Freeport-McMoRan, Inc.	BB-	3.10	03/15/20	1,750,000	1,715,000
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	250,000	237,500
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	769,463
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	1,993,156
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	1,988,766
Sherwin-Williams Co.	BBB	2.25	05/15/20	200,000	196,677

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	1,957,196
WestRock Co.	BBB	3.50	03/01/20	622,000	623,238

					12,604,534

REAL ESTATE (3.7%)
Boston Properties LP	A-	3.80	02/01/24	3,000,000	2,984,880
CBRE Services, Inc.	BBB+	5.25	03/15/25	2,000,000	2,104,986
Crown Castle Int’l. Corp.	BBB-	3.15	07/15/23	2,500,000	2,393,190
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,002,506
HCP, Inc.	BBB	3.15	08/01/22	750,000	730,835
HCP, Inc.	BBB	4.00	12/01/22	2,000,000	2,008,318
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,336,154
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	1,410,000	1,441,884
Mack-Cali Realty LP	BB+	4.50	04/18/22	1,000,000	973,700
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,750,000	1,737,477
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	750,000	732,849
Senior Housing Pptys. Trust	BBB-	4.75	05/01/24	500,000	500,503
Vornado Realty LP	BBB	5.00	01/15/22	2,000,000	2,082,130

					21,029,412

TELECOMMUNICATION SERVICES (0.3%)
AT&T, Inc.	BBB	3.00	02/15/22	2,000,000	1,952,768

UTILITIES (2.0%)
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,444,519
Exelon Corp.	BBB-	5.15	12/01/20	1,500,000	1,550,304
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,023,543
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,060,742
SCANA Corp.	BBB-	4.75	05/15/21	2,000,000	2,020,196
Southern Co.	BBB+	3.25	07/01/26	2,500,000	2,346,683
Talen Energy Supply LLC†	B+	6.50	09/15/24	1,400,000	1,046,500

					11,492,487

TOTAL LONG-TERM DEBT SECURITIES (Cost: $580,532,390) 99.1%					569,385,831

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Intercontinental Exchange, Inc.†	A-1	1.93	07/02/18	1,000,000	999,893

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,893) 0.2%					999,893

TOTAL INVESTMENTS (Cost: $581,532,283) 99.3%					570,385,724

OTHER NET ASSETS 0.7%					3,706,560

NET ASSETS 100.0%					$574,092,284

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (29.6%)
U.S. Treasury Note	AA+	0.75	07/15/19	5,700,000	5,605,597
U.S. Treasury Note	AA+	0.88	07/15/18	10,000,000	9,996,690
U.S. Treasury Note	AA+	1.50	08/15/26	50,800,000	45,878,750
U.S. Treasury Note	AA+	1.63	05/15/26	2,000,000	1,829,454
U.S. Treasury Note	AA+	2.00	11/15/26	15,000,000	14,057,220
U.S. Treasury Note	AA+	2.25	02/15/27	44,000,000	41,987,352
U.S. Treasury Note	AA+	2.25	08/15/27	74,500,000	70,905,971
U.S. Treasury Note	AA+	2.25	11/15/27	43,100,000	40,970,257
U.S. Treasury Note	AA+	2.38	05/15/27	63,750,000	61,391,760
U.S. Treasury Note	AA+	2.75	05/31/23	16,000,000	16,020,000
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,303,940
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	15,819,200
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	14,840,220
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,395,640
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	6,361,060
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	5,988,560
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	5,646,580

					387,998,251

U.S. GOVERNMENT AGENCIES (27.8%)
MORTGAGE-BACKED OBLIGATIONS (26.6%)
FHLMC	AA+	2.50	09/01/27	1,261,411	1,233,744
FHLMC	AA+	2.50	12/01/27	1,421,949	1,390,747
FHLMC	AA+	3.00	06/01/27	675,865	676,110
FHLMC	AA+	3.00	08/01/27	421,389	420,813
FHLMC	AA+	3.00	10/15/37	1,232,328	1,222,788
FHLMC	AA+	3.00	12/15/40	1,234,016	1,198,659
FHLMC	AA+	3.00	07/01/42	667,965	657,711
FHLMC	AA+	3.00	10/01/42	2,068,595	2,021,222
FHLMC	AA+	3.00	11/01/42	2,082,117	2,032,313
FHLMC	AA+	3.00	11/01/42	820,280	800,500
FHLMC	AA+	3.00	11/01/42	927,701	905,385
FHLMC	AA+	3.00	11/01/42	3,430,035	3,350,661
FHLMC	AA+	3.00	02/01/43	1,791,773	1,749,385
FHLMC	AA+	3.00	03/01/43	1,515,460	1,479,502
FHLMC	AA+	3.00	04/01/43	932,250	909,966
FHLMC	AA+	3.00	04/01/43	2,160,110	2,109,092
FHLMC	AA+	3.00	04/01/43	1,447,833	1,414,783
FHLMC	AA+	3.00	09/15/43	3,451,802	3,379,590
FHLMC	AA+	3.00	04/15/44	1,091,846	1,054,224
FHLMC	AA+	3.00	04/15/45	2,799,838	2,737,947
FHLMC	AA+	3.00	09/01/46	1,708,654	1,657,947
FHLMC	AA+	3.00	09/01/46	4,547,355	4,408,738
FHLMC	AA+	3.00	11/01/46	1,379,003	1,325,576
FHLMC	AA+	3.50	02/01/35	2,904,856	2,937,864
FHLMC	AA+	3.50	02/01/35	1,481,595	1,496,378
FHLMC	AA+	3.50	04/01/35	1,209,160	1,222,893
FHLMC	AA+	3.50	01/01/41	1,431,214	1,435,535
FHLMC	AA+	3.50	07/01/42	1,767,024	1,773,049
FHLMC	AA+	3.50	10/01/42	1,565,248	1,569,964
FHLMC	AA+	3.50	01/01/43	1,492,705	1,497,217
FHLMC	AA+	3.50	01/01/43	760,525	762,824
FHLMC	AA+	3.50	05/01/43	2,132,739	2,139,184
FHLMC	AA+	3.50	06/01/43	2,665,402	2,666,021
FHLMC	AA+	3.50	07/01/43	740,224	742,459
FHLMC	AA+	3.50	11/01/43	1,501,987	1,506,492
FHLMC	AA+	3.50	01/01/44	2,476,111	2,483,594

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FHLMC	AA+	3.50	04/01/45	2,134,380	2,138,683
FHLMC	AA+	3.50	07/01/45	2,261,586	2,263,517
FHLMC	AA+	3.50	09/01/45	1,842,925	1,841,074
FHLMC	AA+	3.50	05/01/46	3,822,955	3,815,171
FHLMC	AA+	3.50	08/01/46	2,793,137	2,787,302
FHLMC	AA+	3.50	04/01/47	2,742,495	2,731,701
FHLMC	AA+	3.50	08/01/47	4,244,105	4,225,096
FHLMC	AA+	3.50	09/01/47	1,417,798	1,411,448
FHLMC	AA+	3.50	09/01/47	5,738,765	5,712,544
FHLMC	AA+	3.50	11/01/47	3,847,576	3,829,958
FHLMC	AA+	4.00	02/01/25	189,626	194,982
FHLMC	AA+	4.00	05/01/25	74,174	76,261
FHLMC	AA+	4.00	05/01/26	259,181	266,552
FHLMC	AA+	4.00	12/01/33	1,064,141	1,089,535
FHLMC	AA+	4.00	12/15/38	420,276	429,429
FHLMC	AA+	4.00	07/01/41	1,011,125	1,040,403
FHLMC	AA+	4.00	12/01/41	597,152	613,932
FHLMC	AA+	4.00	07/01/42	2,132,713	2,213,937
FHLMC	AA+	4.00	08/01/42	1,521,060	1,563,792
FHLMC	AA+	4.00	08/01/42	766,268	787,756
FHLMC	AA+	4.00	09/01/42	750,067	766,574
FHLMC	AA+	4.00	11/01/42	1,376,756	1,415,012
FHLMC	AA+	4.00	12/01/42	978,518	1,005,789
FHLMC	AA+	4.00	01/01/43	1,533,334	1,578,787
FHLMC	AA+	4.00	01/01/44	1,611,985	1,656,769
FHLMC	AA+	4.00	10/01/44	1,366,630	1,398,597
FHLMC	AA+	4.00	10/01/44	1,670,276	1,709,448
FHLMC	AA+	4.00	10/01/44	1,716,520	1,756,774
FHLMC	AA+	4.00	05/01/47	3,734,038	3,813,566
FHLMC	AA+	4.50	03/01/34	374,439	391,397
FHLMC	AA+	4.50	08/01/34	192,047	200,750
FHLMC	AA+	4.50	08/15/35	59,470	60,662
FHLMC	AA+	4.50	06/01/37	919,749	963,575
FHLMC	AA+	4.50	12/01/39	193,063	201,023
FHLMC	AA+	4.50	03/01/41	470,694	495,043
FHLMC	AA+	4.50	05/01/48	4,993,561	5,204,729
FHLMC	AA+	5.00	02/01/26	55,897	59,015
FHLMC	AA+	5.00	08/01/35	1,005,330	1,072,827
FHLMC	AA+	5.00	10/01/40	940,706	1,004,359
FHLMC	AA+	5.50	03/01/21	37,227	37,962
FHLMC	AA+	5.50	07/01/32	154,582	166,923
FHLMC	AA+	5.50	01/15/33	183,675	195,118
FHLMC	AA+	5.50	05/01/33	190,406	203,568
FHLMC	AA+	5.50	06/01/37	967,666	1,051,618
FHLMC	AA+	6.00	07/15/29	111,814	120,001
FHLMC	AA+	6.00	03/15/32	128,057	138,973
FHLMC ARM	AA+	3.45	02/01/36	123,882	129,701
FHLMC ARM	AA+	3.53	04/01/37	118,374	123,904
FHLMC ARM	AA+	3.56	05/01/37	75,860	78,948
FHLMC ARM	AA+	3.61	04/01/37	100,062	104,799
FHLMC ARM	AA+	3.85	03/01/37	21,220	22,098
FHLMC Strip	AA+	3.00	01/15/43	2,719,303	2,675,215
FNMA	AA+	2.25	01/01/28	1,394,784	1,333,008
FNMA	AA+	2.68	12/01/26	3,000,000	2,841,870
FNMA	AA+	2.91	07/01/27	2,951,779	2,861,794
FNMA	AA+	3.00	06/01/33	1,196,620	1,190,265
FNMA	AA+	3.00	07/01/33	2,233,506	2,221,652
FNMA	AA+	3.00	09/01/33	2,342,239	2,322,857
FNMA	AA+	3.00	04/25/42	1,367,385	1,348,358
FNMA	AA+	3.00	10/01/42	712,024	692,818
FNMA	AA+	3.00	12/01/42	1,094,353	1,064,254

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FNMA	AA+	3.00	12/01/42	1,643,648	1,586,010
FNMA	AA+	3.00	01/01/43	3,685,091	3,604,097
FNMA	AA+	3.00	02/01/43	1,598,338	1,562,104
FNMA	AA+	3.00	03/01/43	2,062,972	2,016,363
FNMA	AA+	3.00	04/01/43	1,966,631	1,897,585
FNMA	AA+	3.00	02/01/45	1,650,138	1,610,692
FNMA	AA+	3.00	03/01/45	2,003,028	1,932,778
FNMA	AA+	3.00	09/01/46	2,758,435	2,676,198
FNMA	AA+	3.00	01/01/47	1,250,025	1,202,646
FNMA	AA+	3.50	03/01/32	886,817	900,081
FNMA	AA+	3.50	08/01/38	1,819,076	1,821,973
FNMA	AA+	3.50	03/01/41	1,505,752	1,509,941
FNMA	AA+	3.50	10/01/41	878,016	871,283
FNMA	AA+	3.50	12/01/41	1,058,752	1,050,886
FNMA	AA+	3.50	04/01/42	1,339,763	1,344,044
FNMA	AA+	3.50	04/01/42	1,115,590	1,107,093
FNMA	AA+	3.50	07/01/42	1,762,704	1,767,592
FNMA	AA+	3.50	08/01/42	1,032,535	1,034,529
FNMA	AA+	3.50	09/01/42	1,345,842	1,350,628
FNMA	AA+	3.50	10/01/42	1,359,007	1,363,104
FNMA	AA+	3.50	12/01/42	2,568,717	2,577,846
FNMA	AA+	3.50	12/01/42	1,307,501	1,307,510
FNMA	AA+	3.50	01/01/43	1,398,815	1,396,426
FNMA	AA+	3.50	03/01/43	1,686,083	1,689,643
FNMA	AA+	3.50	06/01/43	3,134,828	3,139,176
FNMA	AA+	3.50	07/25/43	2,405,165	2,410,018
FNMA	AA+	3.50	08/01/43	2,084,437	2,090,525
FNMA	AA+	3.50	08/01/43	4,443,333	4,441,226
FNMA	AA+	3.50	10/01/43	1,156,687	1,156,682
FNMA	AA+	3.50	01/01/44	950,806	940,533
FNMA	AA+	3.50	08/25/44	3,998,650	4,023,406
FNMA	AA+	3.50	02/01/45	2,106,718	2,103,442
FNMA	AA+	3.50	04/01/45	3,609,404	3,612,739
FNMA	AA+	3.50	04/01/45	2,139,335	2,138,614
FNMA	AA+	3.50	05/01/45	3,937,650	3,930,917
FNMA	AA+	3.50	06/01/45	5,032,837	5,024,235
FNMA	AA+	3.50	10/01/45	3,933,332	3,936,463
FNMA	AA+	3.50	02/01/46	4,324,094	4,316,699
FNMA	AA+	3.50	02/01/46	2,444,403	2,440,223
FNMA	AA+	3.50	03/01/46	2,176,457	2,179,928
FNMA	AA+	3.50	08/01/46	3,658,108	3,649,452
FNMA	AA+	3.50	09/01/47	4,288,889	4,282,220
FNMA	AA+	4.00	05/01/19	34,281	35,184
FNMA	AA+	4.00	07/25/26	1,690,361	1,764,037
FNMA	AA+	4.00	01/01/31	100,414	103,149
FNMA	AA+	4.00	12/01/33	1,238,570	1,269,819
FNMA	AA+	4.00	03/01/35	348,003	356,532
FNMA	AA+	4.00	11/01/38	1,423,150	1,461,659
FNMA	AA+	4.00	10/01/40	977,871	1,008,369
FNMA	AA+	4.00	11/01/40	727,493	747,178
FNMA	AA+	4.00	01/01/41	2,757,193	2,831,102
FNMA	AA+	4.00	02/01/41	1,031,079	1,058,978
FNMA	AA+	4.00	05/01/41	936,514	948,481
FNMA	AA+	4.00	08/01/42	1,957,674	2,010,686
FNMA	AA+	4.00	05/01/43	1,157,335	1,189,377
FNMA	AA+	4.00	09/01/45	1,262,281	1,291,419
FNMA	AA+	4.00	11/01/45	1,898,417	1,948,672
FNMA	AA+	4.00	02/01/47	4,183,974	4,278,850
FNMA	AA+	4.00	05/01/48	6,386,583	6,514,365
FNMA	AA+	4.00	07/01/56	2,118,375	2,170,205
FNMA	AA+	4.50	05/01/19	3,944	3,973

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FNMA	AA+	4.50	06/01/19	16,597	16,718
FNMA	AA+	4.50	05/01/30	256,984	268,590
FNMA	AA+	4.50	04/01/31	410,649	429,168
FNMA	AA+	4.50	08/01/33	107,817	112,775
FNMA	AA+	4.50	08/01/33	143,449	150,026
FNMA	AA+	4.50	09/01/33	275,956	288,688
FNMA	AA+	4.50	10/01/33	254,628	266,565
FNMA	AA+	4.50	10/01/33	124,166	129,876
FNMA	AA+	4.50	05/01/34	131,717	137,808
FNMA	AA+	4.50	06/01/34	189,530	198,050
FNMA	AA+	4.50	07/01/34	144,470	151,181
FNMA	AA+	4.50	01/01/35	532,317	556,989
FNMA	AA+	4.50	08/01/35	148,902	155,839
FNMA	AA+	4.50	12/01/35	183,002	191,531
FNMA	AA+	4.50	05/01/39	920,828	968,383
FNMA	AA+	4.50	05/01/39	638,336	671,089
FNMA	AA+	4.50	05/01/40	511,512	533,434
FNMA	AA+	4.50	07/01/40	2,797,055	2,918,487
FNMA	AA+	4.50	10/01/40	3,193,945	3,360,439
FNMA	AA+	4.50	11/01/40	469,408	495,386
FNMA	AA+	4.50	03/01/41	1,666,978	1,753,909
FNMA	AA+	4.50	06/01/41	476,515	501,364
FNMA	AA+	4.50	08/01/41	1,453,287	1,528,984
FNMA	AA+	4.50	10/01/41	166,867	173,879
FNMA	AA+	4.50	11/01/41	923,214	971,357
FNMA	AA+	4.50	01/01/42	99,305	104,154
FNMA	AA+	4.50	07/01/42	1,325,029	1,382,771
FNMA	AA+	4.50	03/01/44	1,315,413	1,377,355
FNMA	AA+	4.50	04/01/44	2,313,992	2,428,083
FNMA	AA+	4.50	11/01/47	4,722,560	4,928,638
FNMA	AA+	5.00	09/01/18	4,615	4,694
FNMA	AA+	5.00	09/01/20	24,629	25,048
FNMA	AA+	5.00	10/01/20	76,297	77,724
FNMA	AA+	5.00	10/01/25	90,705	96,168
FNMA	AA+	5.00	09/01/33	512,608	549,046
FNMA	AA+	5.00	10/01/33	356,393	382,167
FNMA	AA+	5.00	11/01/33	414,896	444,407
FNMA	AA+	5.00	03/01/34	86,717	92,878
FNMA	AA+	5.00	04/01/34	44,244	47,372
FNMA	AA+	5.00	04/01/34	181,301	193,650
FNMA	AA+	5.00	04/01/35	162,881	174,567
FNMA	AA+	5.00	06/01/35	94,689	101,245
FNMA	AA+	5.00	09/01/35	229,495	245,609
FNMA	AA+	5.00	09/01/35	147,155	156,017
FNMA	AA+	5.00	11/25/35	608,475	636,444
FNMA	AA+	5.00	08/01/37	667,610	714,081
FNMA	AA+	5.00	05/01/39	430,249	453,972
FNMA	AA+	5.00	09/25/40	1,312,413	1,369,025
FNMA	AA+	5.50	01/01/24	100,763	107,991
FNMA	AA+	5.50	03/01/24	214,453	229,837
FNMA	AA+	5.50	09/01/25	97,688	105,364
FNMA	AA+	5.50	11/01/26	65,169	69,844
FNMA	AA+	5.50	01/01/27	44,046	47,216
FNMA	AA+	5.50	03/01/33	203,418	214,651
FNMA	AA+	5.50	09/01/33	216,174	236,078
FNMA	AA+	5.50	10/01/33	353,431	385,989
FNMA	AA+	5.50	03/01/34	179,569	195,763
FNMA	AA+	5.50	03/01/34	45,984	49,385
FNMA	AA+	5.50	07/01/34	150,903	163,229
FNMA	AA+	5.50	09/01/34	37,002	39,656
FNMA	AA+	5.50	09/01/34	60,523	65,686

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

FNMA	AA+	5.50	09/01/34	129,712	140,241
FNMA	AA+	5.50	10/01/34	268,121	291,797
FNMA	AA+	5.50	02/01/35	107,955	117,308
FNMA	AA+	5.50	02/01/35	153,435	166,621
FNMA	AA+	5.50	04/01/35	154,361	167,990
FNMA	AA+	5.50	08/01/35	262,182	285,155
FNMA	AA+	5.50	02/25/37	34,332	35,775
FNMA	AA+	5.50	05/01/38	329,416	355,118
FNMA	AA+	5.50	11/01/38	27,721	29,115
FNMA	AA+	5.50	06/01/48	81,170	84,419
FNMA	AA+	6.00	12/25/49	374,267	413,370
FNMA	AA+	6.00	05/01/23	131,359	143,562
FNMA	AA+	6.00	01/01/25	89,034	97,306
FNMA	AA+	6.00	03/01/28	114,822	125,488
FNMA	AA+	6.00	04/01/32	17,673	19,321
FNMA	AA+	6.00	05/01/32	146,929	161,978
FNMA	AA+	6.00	04/01/33	333,148	364,108
FNMA	AA+	6.00	03/01/36	30,081	32,232
FNMA	AA+	6.00	12/01/36	112,110	123,596
FNMA	AA+	6.00	01/01/37	146,570	161,389
FNMA	AA+	6.00	04/01/37	27,563	28,645
FNMA	AA+	6.00	05/01/37	25,857	27,478
FNMA	AA+	6.00	06/01/37	9,029	9,245
FNMA	AA+	6.00	07/01/37	57,804	63,611
FNMA	AA+	6.00	08/01/37	90,611	99,680
FNMA	AA+	6.00	12/01/37	41,511	45,675
FNMA	AA+	6.00	10/25/44	421,769	463,123
FNMA	AA+	6.00	02/25/47	890,447	981,507
FNMA	AA+	6.50	05/01/32	102,278	112,742
FNMA	AA+	6.50	05/01/32	90,976	100,284
FNMA	AA+	6.50	09/01/36	20,383	22,108
FNMA	AA+	6.50	05/01/37	87,656	90,836
FNMA	AA+	6.50	07/01/37	14,292	15,754
FNMA	AA+	6.50	09/01/37	26,729	29,463
FNMA	AA+	6.50	05/01/38	38,441	42,374
FNMA	AA+	7.00	09/01/31	12,298	12,480
FNMA	AA+	7.00	01/25/44	314,702	357,143
FNMA	AA+	7.50	06/01/32	55,832	64,302
FNMA	AA+	8.00	04/01/32	19,241	20,143
FNMA Strip	AA+	3.00	08/25/42	1,182,649	1,144,943
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,994,886	1,951,256
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,995,231	1,974,969
GNMA (3)	AA+	2.68	10/16/47	2,000,000	1,973,206
GNMA (3)	AA+	3.00	07/16/36	1,719,154	1,667,175
GNMA (3)	AA+	3.50	05/20/31	2,487,299	2,520,622
GNMA (3)	AA+	3.50	07/15/42	1,678,338	1,691,889
GNMA (3)	AA+	3.50	11/15/42	1,003,802	1,011,906
GNMA (3)	AA+	3.50	03/20/45	4,252,892	4,273,620
GNMA (3)	AA+	3.50	05/20/45	2,597,200	2,615,419
GNMA (3)	AA+	3.70	05/15/42	847,018	861,344
GNMA (3)	AA+	4.00	04/15/24	224,703	237,370
GNMA (3)	AA+	4.00	01/20/41	1,418,682	1,458,615
GNMA (3)	AA+	4.00	03/15/41	595,259	614,050
GNMA (3)	AA+	4.00	08/15/41	1,005,586	1,035,592
GNMA (3)	AA+	4.00	11/15/41	714,208	738,830
GNMA (3)	AA+	4.00	12/15/41	1,627,663	1,676,126
GNMA (3)	AA+	4.00	08/20/42	1,023,095	1,051,857
GNMA (3)	AA+	4.25	04/20/41	791,141	818,325
GNMA (3)	AA+	4.29	04/15/41	283,726	293,396
GNMA (3)	AA+	4.50	06/20/30	41,542	44,024
GNMA (3)	AA+	4.50	09/15/30	517,698	543,283

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

GNMA (3)	AA+	4.50	06/20/34	327,189	343,000
GNMA (3)	AA+	4.50	09/15/40	774,735	814,825
GNMA (3)	AA+	4.50	10/15/40	1,153,407	1,221,819
GNMA (3)	AA+	4.50	10/15/40	270,134	285,738
GNMA (3)	AA+	5.00	04/15/39	932,264	998,896
GNMA (3)	AA+	5.00	06/20/39	1,154,604	1,214,940
GNMA (3)	AA+	5.00	11/15/39	379,266	404,193
GNMA (3)	AA+	5.00	05/15/40	154,456	163,689
GNMA (3)	AA+	5.00	06/20/40	125,071	132,318
GNMA (3)	AA+	5.50	01/15/36	87,465	94,228
GNMA (3)	AA+	6.50	04/15/31	6,855	7,559
GNMA (3)	AA+	6.50	12/15/31	20,089	22,154
GNMA (3)	AA+	6.50	05/15/32	25,786	28,437
GNMA (3)	AA+	7.00	05/15/32	2,578	2,632
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	579,494	594,489

					348,329,470

NON-MORTGAGE-BACKED OBLIGATIONS (1.2%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,588,666
FNMA	AA+	0.00	10/09/19	5,050,000	4,889,158

					15,477,824

CORPORATE DEBT (41.9%)
CONSUMER DISCRETIONARY (7.4%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,024,533
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,024,601
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,129,405
Amazon.com, Inc.	AA-	5.20	12/03/25	5,000,000	5,496,575
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,907,102
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	703,632
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,050,547
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,770,000
Coach, Inc.	BBB-	4.25	04/01/25	2,500,000	2,470,113
Discovery, Inc.†	BBB-	3.50	06/15/22	5,000,000	4,951,420
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	3,930,520
Expedia, Inc.	BBB	5.95	08/15/20	4,000,000	4,199,410
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,136,850
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,236,395
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	4,984,005
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	209,829
Kohl’s Corp.	BBB-	3.25	02/01/23	1,804,000	1,753,129
Kohl’s Corp.	BBB-	4.00	11/01/21	2,620,000	2,655,907
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	1,994,766
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,000,120
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	2,930,949
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,006,456
Mattel, Inc.	B+	3.15	03/15/23	2,000,000	1,755,000
Mattel, Inc.	B+	4.35	10/01/20	1,000,000	995,000
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,065,052
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,025,836
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	992,707
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,072,342
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,286,270
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,105,408
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,736,995
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	1,973,710
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,036,923
Wyndham Worldwide Corp.	BB-	3.90	03/01/23	4,000,000	3,750,000

					96,361,507

CONSUMER STAPLES (1.9%)
Conagra Brands, Inc.	BBB	4.95	08/15/20	645,000	664,234
Edgewell Personal Care Co.	BB	4.70	05/19/21	4,000,000	3,990,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,107,224

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,305,677
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,731,456
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,950,000	1,986,576
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	2,989,008
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,527,499

					25,301,674

ENERGY (3.3%)
Cameron International Corp.	AA-	4.50	06/01/21	3,000,000	3,060,423
Devon Energy	BBB	5.85	12/15/25	2,500,000	2,752,223
Diamond Offshore Drilling, Inc.	B+	3.45	11/01/23	3,000,000	2,662,500
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,980,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,131,880
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	4,994,520
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,835,336
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,433,218
Murphy Oil Corp.	BBB-	4.70	12/01/22	3,525,000	3,471,808
Rowan Companies PLC	B	4.88	06/01/22	4,000,000	3,780,000
SEACOR Holdings, Inc.	NR	7.38	10/01/19	2,775,000	2,816,625
SESI LLC	BB-	7.13	12/15/21	4,500,000	4,578,800

					43,497,333

FINANCIALS (10.3%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,061,467
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,101,446
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,137,277
American Express Co.	BBB	3.63	12/05/24	5,000,000	4,924,545
American Int’l. Group, Inc.	BBB+	3.75	07/10/25	5,000,000	4,829,645
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	4,896,675
Barrick N.A. Finance LLC	BBB	4.40	05/30/21	4,000,000	4,138,070
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,065,940
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,095,590
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,008,370
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,326,658
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,134,174
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	4,849,340
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,827,210
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,576,031
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,066,170
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,988,424
First Tennessee Bank	BBB	2.95	12/01/19	5,000,000	4,976,890
Genworth Financial, Inc.	B	7.20	02/15/21	1,750,000	1,780,625
Genworth Financial, Inc.	B	7.63	09/24/21	1,300,000	1,327,456
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,038,754
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	4,953,630
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	1,989,110
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,032,836
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,040,229
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,259,232
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,119,307
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,133,589
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,591,553
Old Republic Int’l. Corp.	BBB+	3.88	08/26/26	5,000,000	4,809,560
Pacific LifeCorp.†	A-	6.00	02/10/20	710,000	741,288
Peoples United Bank	BBB+	4.00	07/15/24	2,000,000	1,994,422
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,037,269
Reinsurance Grp. of America,	A	4.70	09/15/23	1,000,000	1,033,828
Reinsurance Grp. of America,	A	5.00	06/01/21	3,000,000	3,109,068
Signet UK Finance PLC	BB+	4.70	06/15/24	5,000,000	4,698,220
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,494,507
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,226,276
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,526,318
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,542,275

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Unum Group	BBB	4.00	03/15/24	5,000,000	4,961,240
Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	4,729,605
Wells Fargo & Co.	BBB+	3.45	02/13/23	4,000,000	3,920,128
Wells Fargo & Co.	BBB+	4.13	08/15/23	1,000,000	1,005,407

					134,099,654

HEALTH CARE (4.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,130,908
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,476,664
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,046,414
Biogen Idec, Inc.	A-	4.05	09/15/25	2,500,000	2,512,918
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,135,178
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,501,279
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	1,919,612
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	2,994,525
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,012,204
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,028,215
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,040,029
Owens & Minor, Inc.	BB	3.88	09/15/21	2,200,000	2,090,000
Owens & Minor, Inc.	BB	4.38	12/15/24	2,800,000	2,128,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,169,450
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	673,802
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,094,436
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	1,000,000	1,005,458
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	3,000,000	3,096,993
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	4,908,510

					53,964,595

INDUSTRIALS (1.7%)
Dun & Bradstreet Corp.	BB+	4.63	12/01/22	1,000,000	992,199
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	3,915,288
Hexcel Corp.	BBB	4.70	08/15/25	3,900,000	4,003,237
Kennametal, Inc.	BBB-	2.65	11/01/19	4,000,000	3,998,788
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,112,272
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,030,083
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	797,524
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	4,917,590

					22,766,981

INFORMATION TECHNOLOGY (4.3%)
Adobe Systems, Inc.	A	4.75	02/01/20	4,000,000	4,115,812
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,101,460
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	977,926
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,117,745
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	276,906
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,143,017
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	4,922,160
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	4,984,860
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	2,879,789
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,039,905
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	985,485
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	742,466
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,049,251
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,032,846
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,060,205
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	4,970,760
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	3,987,060
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	969,704
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,011,632
Total System Services, Inc.	BBB-	3.75	06/01/23	4,000,000	3,964,080

					56,333,069

MATERIALS (3.9%)
Albemarle Corp.	BBB	4.50	12/15/20	2,000,000	2,040,654
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,625,524

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,092,225
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,674,830
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,557,600
Freeport-McMoRan, Inc.	BB-	3.55	03/01/22	4,000,000	3,800,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	4,103,800
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,388,365
Methanex Corp.	BB+	5.25	03/01/22	600,000	617,969
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	3,977,532
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,020,494
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,066,674
Sherwin-Williams Co.	BBB	3.95	01/15/26	5,000,000	4,980,165
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	3,914,392
Teck Resources Ltd.	BB+	3.75	02/01/23	1,000,000	948,750
Teck Resources Ltd.	BB+	4.75	01/15/22	3,000,000	3,006,270

					50,815,244

REAL ESTATE (3.0%)
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,015,222
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,005,012
HCP, Inc.	BBB	3.40	02/01/25	3,750,000	3,545,651
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	4,000,000	3,927,236
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,676,540
Jones Lang LaSalle, Inc.	BBB	4.40	11/15/22	4,000,000	4,090,452
Mack-Cali Realty LP	BB+	4.50	04/18/22	5,000,000	4,868,500
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	975,187
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,004,173
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	490,355
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,090,198
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	741,614
Welltower, Inc.	BBB+	6.13	04/15/20	2,500,000	2,616,393

					39,046,533

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB	3.00	02/15/22	4,000,000	3,905,536
AT&T, Inc.	BBB	3.00	06/30/22	1,000,000	970,796

					4,876,332

UTILITIES (1.6%)
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,579,498
Exelon Corp.	BBB-	5.15	12/01/20	3,000,000	3,100,608
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,023,543
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,091,113
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,055,074
SCANA Corp.	BBB-	4.13	02/01/22	4,000,000	3,935,200
SCANA Corp.	BBB-	4.75	05/15/21	1,000,000	1,010,098
Talen Energy Supply LLC†	B+	6.50	09/15/24	2,000,000	1,495,000
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,790,005

					21,080,139

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,717,977	3,058,355

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,325,643,840) 99.5%					1,303,006,961

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.7%)
Intercontinental Exchange, Inc.†	A-1	1.93	07/02/18	7,000,000	6,998,959
Southern California Gas Co.†	A-1	1.90	07/02/18	2,000,000	1,999,706

					8,998,665

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,998,665) 0.7%					8,998,665

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

TOTAL INVESTMENTS (Cost: $1,334,642,505) 100.2%	1,312,005,626

OTHER NET ASSETS -0.2%	(2,901,698)

NET ASSETS 100.0%	$1,309,103,928

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant

Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2018 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$7,299,229	0.3%
ALL AMERICA FUND	$5,899,377	1.9%
SMALL CAP VALUE FUND	$3,699,624	0.7%
SMALL CAP GROWTH FUND	$3,899,588	0.7%
MID CAP VALUE FUND	$1,699,821	1.7%
MID-CAP EQUITY INDEX FUND	$5,199,451	0.4%
INTERNATIONAL FUND	$6,899,272	1.3%
COMPOSITE FUND	$3,679,086	2.0%
MONEY MARKET FUND	$33,040,937	43.4%
MID-TERM BOND FUND	$6,277,168	1.1%
BOND FUND	$19,762,404	1.5%

††	Level 3 Security.
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	392	E-mini S&P 500 Stock Index	P	September 2018	$53,343,360	($986,045)	1.9%
ALL AMERICA FUND	25	E-mini S&P 500 Stock Index	P	September 2018	$3,402,000	($59,488)	1.1%
MID-CAP EQUITY INDEX FUND	179	E-mini S&P MidCap 400 Stock Index	P	September 2018	$35,014,190	($621,960)	2.4%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a)	(1) Not applicable to semi-annual report.

	(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH

James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH

James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Investment Corporation

Date: September 7, 2018

By:	/s/ CHRIS W. FESTOG

Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: September 7, 2018